Fidelity®

Asset Manager: Aggressive®

Semiannual Report

March 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Market Recap	<Click Here>	An overview of the market's performance and the factors driving it.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Developments in Iraq significantly influenced the financial markets in the first quarter of 2003. War concerns pressured stocks in January and February. Then, after the coalition's opening salvo, stocks rose on hopes for a quick end to the hostilities. However, they soon dropped again as investors feared the battle could be more protracted than expected. Meanwhile, investment-grade bonds posted steady, if unspectacular, returns, and high-yield bonds jumped sharply higher.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a shorter investment time horizon, you might want to consider moving some of your investment into Asset Manager: Income, which generally has a higher weighting in short-term investments compared with the other Asset Manager funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended March 31, 2003	Past 6 months	Past 1 year	Life of fund
Fidelity ® Asset Manager: Aggressive ®	5.76%	-33.63%	-22.05%
Fidelity Asset Manager: Aggressive Composite	4.84%	-19.86%	-22.34%
S&P 500 ®	5.02%	-24.76%	-30.28%
LB Aggregate Bond	2.99%	11.69%	34.46%
Flexible Portfolio Funds Average	2.65%	-13.67%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 24, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Asset Manager: Aggressive Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500SM Index (S&P 500®) and the Lehman Brothers® Aggregate Bond Index, weighted according to the fund's neutral mix. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended March 31, 2003	Past 1 year	Life of fund
Fidelity Asset Manager: Aggressive	-33.63%	-6.84%
Fidelity Asset Manager: Aggressive Composite	-19.86%	-6.93%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Semiannual Report

Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Asset Manager: Aggressive® on September 24, 1999, when the fund started. The chart shows what the value of your investment would have been, and also shows how the S&P 500 Index, Lehman Brothers Aggregate Bond Index and Fidelity Asset Manager: Aggressive Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Market Recap

Stocks staged a recovery during the six-month period ending March 31, 2003, but it was inconclusive as to whether the equity markets' gains were related to any widespread fundamental improvement in the economy, or simply the result of bargain-hungry investors acting opportunistically on extensive weakness. Meanwhile, fixed-income securities delivered positive returns.

Stocks: The pendulum of investor sentiment swung back in a positive direction for stocks during the past six months. For many investors who've watched the value of their portfolios shrink since the peak of the market in March of 2000, the sign of a pause - or possible reversal - in the market's multi-year decline was a welcome relief. Demand for stocks during the six-month period was highest in some of the worst-performing market sectors of recent years, namely technology and biotechnology. The sharp rally in these two sectors helped boost the NASDAQ Composite® Index to a gain of 14.72%. Other indexes also showed positive results. The blue-chips' benchmark, the Dow Jones Industrial Average SM, gained 6.51%, while the Standard & Poor's 500 SM Index, a benchmark of 500 larger companies, rose 5.02%. Smaller-cap stocks fared worse, but still managed a gain as evidenced by the 1.39% return for the Russell 2000® Index. Stocks performed favorably despite a rather gloomy economic backdrop. Few industries showed signs of stronger demand for goods and services. Unemployment levels remained high. Corporate earnings growth was tepid at best, and the rate of corporate bankruptcies remained elevated compared to its historical average. Adding to the concerns of investors was the situation in Iraq, which led to an increase in market volatility through the end of the period.

Bonds: Bonds fared well during the six months ending March 31, 2003, bolstered by favorable interest rate conditions and strong supply/demand technicals. The Lehman Brothers® Aggregate Bond Index - a proxy for taxable bond performance - returned 2.99%. Despite a more positive environment for riskier assets, a flight to quality in bonds generally persisted due to uncertainty about the economy and the war in Iraq. For much of the period, investors sought safety in the highest-quality bonds, driving Treasury prices up and yields down to 40-year lows. The Lehman Brothers Treasury Index rose 1.45%. However, given the low level of interest rates, all spread sectors - including corporate, mortgage and government agency securities - outperformed Treasuries, as investors searched for higher-yielding instruments. Accordingly, the Lehman Brothers Credit Bond, U.S. Agency and Mortgage-Backed Securities indexes returned 5.55%, 2.41% and 2.30%, respectively. Corporates led the way after struggling for most of 2002, enjoying their best six-month return ever relative to comparable duration Treasuries. Yield spreads narrowed sharply from record-wide levels, fueled in part by fewer unexpected negative company announcements. Strong institutional demand helped mortgages overcome increased volatility and higher prepayment activity.

Semiannual Report

Fund Talk: The Manager's Overview

An interview with Richard Habermann, Portfolio Manager of Fidelity Asset Manager: Aggressive

Q. How did the fund perform, Dick?

A. It did well both on an absolute and relative basis, returning 5.76% for the six months ending March 31, 2003, while the Fidelity Asset Manager: Aggressive Composite Index and the Lipper Inc. flexible portfolio funds average returned 4.84% and 2.65%, respectively. For the year ending March 31, 2003, the fund fell 33.63%, while the composite index and Lipper average declined 19.86% and 13.67%, respectively.

Q. What was behind the fund's strong showing during the past six months?

A. While security selection was a positive overall, my asset allocation decisions had the most influence on performance. After staying close to an 85% neutral stance in equities for much of 2002, I shifted to a slight overweighting during the fourth quarter, feeling the stage was set for a rebound. This move proved wise as stocks rallied sharply from their October lows. We then benefited from becoming more cautious - largely due to valuation concerns - and trimming our equity positions to lock in profits before the market rolled back over in December. Being underweighted in equities also helped during the first quarter of 2003 as stocks sagged amid disappointing economic data and the uncertainty surrounding the war with Iraq. Our emphasis on high-yield securities - a strategy that hurt performance in previous periods - paid off versus the benchmarks this time. High-yield bonds outpaced (Portfolio Manager photograph)
stocks and investment-grade debt by wide margins due to their cheap valuations, declining default rates, and investors' increased appetite for risk and higher yields amid low interest rates. We added to our weighting when prices were attractive back in the fall, which gave us even more of a boost as the high-yield market rebounded strongly from historically low levels.

Q. What drove the fund's equity holdings?

A. It was a volatile environment for stocks in the face of challenging economic, corporate and geopolitical news. That said, the fund's equity investments - managed for most of the period by Harry Lange, who took over for Bahaa Fam in November - performed in line with the S&P 500. Harry's aggressive investment style fits in well with the overall goals of the fund, and his performance was sound. The timing of the change, however, was unfortunate, in that the fund was positioned too defensively early on to fully participate in the fourth-quarter rally. Harry worked hard to narrow the performance gap versus the index, which he accomplished mainly through strong sector selection. Moving to a sizable overweighting in technology helped a lot as growth stocks outperformed. Also important was his decision to scale back somewhat during the first quarter of 2003 to lock in profits. Internet portal Yahoo! and online travel retailer Expedia were strong stocks for us, as were semiconductor holdings Analog Devices and Novellus Systems.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What other moves influenced performance?

A. Good stock picking in health care also contributed, as we added positions in medical device companies such as St. Jude that benefited from growing demand for innovative cardiac care products. We also owned leading home builders such as Lennar that continued to ride strong growth in affordable housing. Elsewhere, shying away from poor-performing consumer staples gave us an additional lift. On the down side, the fund suffered from its overexposure to poor-performing industrial and consumer discretionary stocks, including defense contractor Northrop Grumman - which we sold - and home-improvement retailer Lowe's, respectively. PC maker Dell also dampened results, as did untimely trading in Microsoft. Other notable detractors included media giant AOL Time Warner and consumer finance company Household International.

Q. How did the fixed-income subportfolio do?

A. Quite well. The fund's bond exposure was limited to high-yield securities. These holdings - managed by Matt Conti - helped drive the fund's relative returns, trouncing the investment-grade benchmark by more than 11 percentage points. Performance benefited not only from the high coupon income received during the period, but also from the capital appreciation on our investments. Despite his conservative approach, Matt enhanced returns versus the index through solid credit selection and by focusing on those sectors that had big recoveries - namely telecommunications, energy and utilities - while steering clear of lagging auto and airline issues. At the same time, robust demand, low inflation and a continued favorable interest rate backdrop - spurred by sluggish economic growth and weak corporate profits - resulted in strong absolute returns for investment-grade bonds. However, as I mentioned earlier, given the fund's emphasis on high yield, the investment-grade portion - managed by Jeff Moore - was not utilized during this period. Finally, the strategic cash portion of the fund - managed by John Todd - had fairly steady returns to help offset capital market volatility.

Q. What's your outlook?

A. While I'm a bit cautious about equities at period end, there may be opportunities to capitalize on market volatility. The good news is that, after a three-year downturn, many stocks are now trading much closer to fair value and earnings expectations are more reasonable, factors that should help reduce the headwind going forward. I still feel there's room left for high-yield securities to outperform investment-grade bonds and cash, as valuations remain attractive relative to historical norms, Treasury rates are extremely low and credit conditions are improving.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments

Fund number: 347

Trading symbol: FAMRX

Start date: September 24, 1999

Size: as of March 31, 2003, more than $154 million

Manager: Richard Habermann, since inception; manager, Fidelity Asset Manager, Fidelity Asset Manager: Growth and Fidelity Asset Manager: Income, since 1996; Fidelity Trend Fund, 1977-1982; Fidelity Magellan Fund, 1972-
1977; joined Fidelity in 1968

3

Dick Habermann on managing volatility:

"As most investors are acutely aware, the financial markets have become increasingly volatile of late amid rising geopolitical tensions and the war with Iraq. As such, security prices are being driven largely by the daily news. It's extremely difficult to invest in this kind of environment. While some people have tried to make money using this volatility as trading opportunities, so far the key has been to pick the right asset class. That's where diversification comes into play. With our multi-layered investment approach, there's built-in diversification and professionals making judgments on the various asset classes, which lifts the burden of living with minute-by-minute volatility off of the shareholder. By building a discipline at several levels, namely security, sector and asset class, we offer investors a different approach not found in many funds. Fidelity Asset Manager offers a good, all-weather choice for the conservative investor who is particularly concerned about stock market volatility. For those who want to get more ambitious but are wary of the risk of an all-stock fund, there's Asset Manager: Aggressive. Falling between those two offerings is Asset Manager: Growth. Finally, for cautious investors seeking competitive income while maintaining exposure to the equity markets, we have Asset Manager: Income."

Semiannual Report

Investment Changes

Top Ten Stocks as of March 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Yahoo!, Inc.	5.9	0.0
Lennar Corp.	4.8	1.2
Microsoft Corp.	3.6	0.0
Liberty Media Corp. Class A	3.0	0.0
Univision Communications, Inc. Class A	2.7	0.0
St. Jude Medical, Inc.	2.5	0.0
Johnson & Johnson	2.2	2.2
AOL Time Warner, Inc.	2.1	0.0
Nokia Corp. sponsored ADR	2.1	0.0
Viacom, Inc. Class B (non-vtg.)	1.6	0.0
	30.5
Market Sectors as of March 31, 2003
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.7	11.9
Consumer Discretionary	22.7	22.8
Health Care	14.2	12.3
Financials	6.8	15.8
Energy	3.8	7.3
Industrials	3.6	4.8
Materials	2.6	0.0
Consumer Staples	2.6	2.9
Telecommunication Services	0.8	3.2
Utilities	0.3	1.7
Asset Allocation (% of fund's net assets)
As of March 31, 2003 *		As of September 30, 2002 **
	Stock Class 83.6%		Stock Class 85.3%
	Bond Class 11.6%		Bond Class 13.5%
	Short-term Class 4.8%		Short-term Class 1.2%
* Foreign investments	10.4%	** Foreign investments	5.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Investments March 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 83.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 22.7%
Auto Components - 0.3%
NOK Corp.	30,000	$ 405,629
Hotels, Restaurants & Leisure - 1.8%
McDonald's Corp.	32,200	465,612
Starbucks Corp. (a)	87,500	2,254,000
		2,719,612
Household Durables - 7.0%
Beazer Homes USA, Inc. (a)	7,300	429,313
D.R. Horton, Inc.	16,400	314,880
Daito Trust Construction Co.	32,300	662,620
Garmin Ltd. (a)	13,436	481,009
George Wimpey PLC	80,400	303,623
Lennar Corp.	139,100	7,448,805
Maytag Corp.	40,300	766,909
Nintendo Co. Ltd.	6,400	520,832
		10,927,991
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	33,700	877,211
Senshukai Co. Ltd.	47,000	282,881
USA Interactive (a)	18,887	505,983
		1,666,075
Media - 11.6%
AOL Time Warner, Inc. (a)	303,500	3,296,010
Cablevision Systems Corp. - NY Group Class A (a)	20,200	383,598
Clear Channel Communications, Inc. (a)	14,600	495,232
Comcast Corp.:
Class A (a)	19,636	561,393
Class A (special) (a)	4,700	129,203
Fox Entertainment Group, Inc. Class A (a)	15,400	410,718
Lamar Advertising Co. Class A (a)	15,400	451,990
Liberty Media Corp. Class A (a)	475,910	4,630,604
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	46,500	395,250
TMP Worldwide, Inc. (a)	45,700	490,361
Univision Communications, Inc. Class A (a)	171,200	4,196,112
Viacom, Inc. Class B (non-vtg.) (a)	69,700	2,545,444
		17,985,915
Specialty Retail - 0.9%
Gap, Inc.	42,300	612,927
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Toys 'R' Us, Inc. (a)	73,000	$ 611,010
Yamada Denki Co. Ltd.	12,000	227,864
		1,451,801
TOTAL CONSUMER DISCRETIONARY		35,157,023
CONSUMER STAPLES - 2.6%
Beverages - 0.6%
PepsiCo, Inc.	100	4,000
Robert Mondavi Corp. Class A (a)	16,100	322,805
The Coca-Cola Co.	14,600	591,008
		917,813
Food & Drug Retailing - 0.1%
Rite Aid Corp. (a)	39,000	87,360
Food Products - 1.2%
American Italian Pasta Co. Class A (a)	16,200	700,650
McCormick & Co., Inc. (non-vtg.)	44,000	1,062,160
Tyson Foods, Inc. Class A	14,700	113,925
		1,876,735
Personal Products - 0.4%
Avon Products, Inc.	12,000	684,600
Tobacco - 0.3%
Altria Group, Inc.	14,800	443,408
TOTAL CONSUMER STAPLES		4,009,916
ENERGY - 3.8%
Energy Equipment & Services - 3.2%
BJ Services Co. (a)	6,700	230,413
ENSCO International, Inc.	35,800	913,258
GlobalSantaFe Corp.	16,100	332,465
Maverick Tube Corp. (a)	40,200	747,720
Nabors Industries Ltd. (a)	5,200	207,324
Noble Corp. (a)	65,700	2,064,294
Transocean, Inc.	20,600	421,270
		4,916,744
Oil & Gas - 0.6%
EOG Resources, Inc.	12,100	478,676
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Knightsbridge Tankers Ltd.	1,000	$ 13,600
Teekay Shipping Corp.	13,100	508,280
		1,000,556
TOTAL ENERGY		5,917,300
FINANCIALS - 6.8%
Banks - 0.9%
City National Corp.	16,600	729,404
Fifth Third Bancorp	10,100	506,414
Synovus Financial Corp.	13,400	239,726
		1,475,544
Diversified Financials - 4.4%
Ameritrade Holding Corp. (a)	99,110	491,586
Charles Schwab Corp.	71,700	517,674
Daiwa Securities Group, Inc.	53,000	218,802
Fannie Mae	33,400	2,182,690
Freddie Mac	7,100	377,010
Goldman Sachs Group, Inc.	4,000	272,320
Household International, Inc.	200	5,470
JAFCO Co. Ltd.	14,800	515,644
Merrill Lynch & Co., Inc.	30,200	1,069,080
Morgan Stanley	13,300	510,055
Nomura Holdings, Inc.	59,000	617,683
		6,778,014
Insurance - 0.7%
Allstate Corp.	14,600	484,282
Sun Life Financial Services of Canada, Inc.	8,000	151,247
XL Capital Ltd. Class A	6,700	474,226
		1,109,755
Real Estate - 0.8%
Alexandria Real Estate Equities, Inc.	13,900	584,495
Apartment Investment & Management Co. Class A	6,700	244,416
LNR Property Corp.	7,300	246,010
Mitsubishi Estate Co. Ltd.	16,000	99,012
		1,173,933
TOTAL FINANCIALS		10,537,246
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 14.2%
Health Care Equipment & Supplies - 6.7%
Boston Scientific Corp. (a)	40,400	$ 1,646,704
Fisher Scientific International, Inc. (a)	13,500	377,460
Medtronic, Inc.	41,300	1,863,456
St. Jude Medical, Inc. (a)	77,800	3,792,750
Stryker Corp.	6,700	459,955
Zimmer Holdings, Inc. (a)	44,800	2,178,624
		10,318,949
Health Care Providers & Services - 3.3%
Anthem, Inc. (a)	5,900	390,875
Cardinal Health, Inc.	8,000	455,760
HCA, Inc.	58,030	2,400,121
Health Management Associates, Inc. Class A	12,100	229,900
McKesson Corp.	4,000	99,720
Tenet Healthcare Corp. (a)	34,700	579,490
UnitedHealth Group, Inc.	11,300	1,035,871
		5,191,737
Pharmaceuticals - 4.2%
Allergan, Inc.	6,700	457,007
Barr Laboratories, Inc. (a)	5,100	290,700
Forest Laboratories, Inc. (a)	15,935	860,012
Johnson & Johnson	58,700	3,396,969
Pfizer, Inc.	49,100	1,529,956
		6,534,644
TOTAL HEALTH CARE		22,045,330
INDUSTRIALS - 3.6%
Air Freight & Logistics - 0.2%
FedEx Corp.	6,700	368,969
Commercial Services & Supplies - 3.1%
Ceridian Corp. (a)	66,600	931,068
Cintas Corp.	8,000	263,200
Corinthian Colleges, Inc. (a)	6,800	268,600
HON Industries, Inc.	8,700	247,950
Pegasus Solutions, Inc. (a)	50,900	570,080
Republic Services, Inc. (a)	87,800	1,741,952
Robert Half International, Inc. (a)	55,400	737,374
		4,760,224
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - 0.1%
THK Co. Ltd.	22,100	$ 213,572
Road & Rail - 0.2%
Union Pacific Corp.	4,000	220,000
TOTAL INDUSTRIALS		5,562,765
INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 4.2%
Cable Design Technologies Corp. (a)	55,700	370,405
Cisco Systems, Inc. (a)	118,000	1,531,640
Comverse Technology, Inc. (a)	23,700	268,047
Nokia Corp. sponsored ADR	233,300	3,268,533
Scientific-Atlanta, Inc.	73,000	1,003,020
		6,441,645
Computers & Peripherals - 1.7%
Dell Computer Corp. (a)	40,300	1,100,593
EMC Corp. (a)	141,500	1,023,045
Maxtor Corp. (a)	51,800	291,634
Sun Microsystems, Inc. (a)	67,500	220,050
		2,635,322
Electronic Equipment & Instruments - 0.7%
Ingram Micro, Inc. Class A (a)	13,400	147,802
Nichicon Corp.	73,400	866,128
Tech Data Corp. (a)	4,100	98,154
		1,112,084
Internet Software & Services - 7.0%
Expedia, Inc. (a)	9,180	474,239
HomeStore, Inc. (a)	205,000	114,800
Yahoo Japan Corp. (a)	128	1,057,941
Yahoo!, Inc. (a)	380,750	9,145,604
		10,792,584
IT Consulting & Services - 0.3%
Computer Sciences Corp. (a)	14,900	484,995
Electronic Data Systems Corp.	100	1,760
		486,755
Semiconductor Equipment & Products - 6.3%
Agere Systems, Inc. Class B (a)	67,200	100,800
Analog Devices, Inc. (a)	88,000	2,420,000
ASML Holding NV (NY Shares) (a)	23,100	151,767
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Broadcom Corp. Class A (a)	24,100	$ 297,635
Intel Corp.	108,500	1,766,380
Intersil Corp. Class A (a)	20,000	311,200
KLA-Tencor Corp. (a)	46,200	1,660,520
Micron Technology, Inc. (a)	103,700	844,118
Novellus Systems, Inc. (a)	8,100	220,887
Semtech Corp. (a)	58,200	881,730
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	26,500	181,260
Teradyne, Inc. (a)	36,200	421,368
Texas Instruments, Inc.	35,600	582,772
		9,840,437
Software - 5.5%
BEA Systems, Inc. (a)	197,700	2,014,563
Microsoft Corp.	233,800	5,660,298
Nippon System Development Co. Ltd.	10,100	110,277
Oracle Corp. (a)	73,000	791,977
		8,577,115
TOTAL INFORMATION TECHNOLOGY		39,885,942
MATERIALS - 2.6%
Chemicals - 1.1%
BOC Group PLC	3,400	40,754
Dow Chemical Co.	20,150	556,342
Lyondell Chemical Co.	13,300	185,535
Nitto Denko Corp.	29,700	798,110
Praxair, Inc.	4,000	225,400
		1,806,141
Construction Materials - 0.4%
Lafarge North America, Inc.	47	1,365
Martin Marietta Materials, Inc.	21,900	604,659
		606,024
Containers & Packaging - 0.4%
Pactiv Corp. (a)	29,200	592,760
Metals & Mining - 0.7%
Alcoa, Inc.	21,900	424,422
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp. Holding Co.	16,100	$ 421,015
Pechiney SA Series A	8,000	195,243
		1,040,680
TOTAL MATERIALS		4,045,605
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
AT&T Corp.	12,140	196,668
Citizens Communications Co. (a)	77,400	772,452
		969,120
Wireless Telecommunication Services - 0.2%
NTT DoCoMo, Inc.	109	204,205
TOTAL TELECOMMUNICATION SERVICES		1,173,325
UTILITIES - 0.3%
Electric Utilities - 0.1%
Edison International (a)	6,700	91,723
Multi-Utilities & Unregulated Power - 0.2%
Equitable Resources, Inc.	8,000	300,080
TOTAL UTILITIES		391,803
TOTAL COMMON STOCKS (Cost $131,455,067)		128,726,255
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CSC Holdings, Inc.:
Series H, $11.75	170	17,723
Series M, $11.125	35	3,614
		21,337
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,395)		21,337
Corporate Bonds - 11.9%
	Principal Amount	Value (Note 1)
Convertible Bonds - 0.3%
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. 5.25% 1/15/10	$ 560,000	$ 483,000
Nonconvertible Bonds - 11.6%
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.2%
Dana Corp.:
6.25% 3/1/04	55,000	54,725
6.5% 3/1/09	40,000	35,600
Dura Operating Corp. 8.625% 4/15/12	50,000	46,500
Intermet Corp. 9.75% 6/15/09	110,000	101,200
Navistar International Corp. 8% 2/1/08	15,000	13,500
		251,525
Hotels, Restaurants & Leisure - 0.8%
Alliance Gaming Corp. 10% 8/1/07	30,000	31,425
Bally Total Fitness Holding Corp. 9.875% 10/15/07	165,000	142,725
Chumash Casino & Resort Enterprise 9% 7/15/10 (d)	85,000	89,463
Circus Circus Enterprises, Inc. 6.45% 2/1/06	70,000	69,825
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	60,000	63,900
Friendly Ice Cream Corp. 10.5% 12/1/07	110,000	110,550
Herbst Gaming, Inc. 10.75% 9/1/08	55,000	58,850
HMH Properties, Inc. 7.875% 8/1/05	110,000	108,350
ITT Corp. 7.375% 11/15/15	120,000	110,400
Mohegan Tribal Gaming Authority 8.375% 7/1/11	5,000	5,163
MTR Gaming Group, Inc. 9.75% 4/1/10 (d)	30,000	30,600
Park Place Entertainment Corp. 7.875% 12/15/05	140,000	141,400
Penn National Gaming, Inc. 8.875% 3/15/10	75,000	76,875
Premier Parks, Inc. 0% 4/1/08 (c)	100,000	97,750
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	55,000	56,513
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	105,000	109,200
		1,302,989
Household Durables - 0.4%
Beazer Homes USA, Inc. 8.375% 4/15/12	60,000	62,700
D.R. Horton, Inc.:
8% 2/1/09	90,000	93,600
8.5% 4/15/12	20,000	21,100
Juno Lighting, Inc. 11.875% 7/1/09	125,000	133,125
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12	$ 145,000	$ 145,725
Lyon William Homes, Inc. 10.75% 4/1/13	70,000	69,300
Ryland Group, Inc.:
8.25% 4/1/08	25,000	25,500
9.125% 6/15/11	15,000	16,425
Standard Pacific Corp. 9.25% 4/15/12	45,000	45,788
		613,263
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. 0% 5/1/08 (c)	115,000	119,025
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09	100,000	106,000
Media - 1.2%
AMC Entertainment, Inc.:
9.5% 3/15/09	45,000	45,000
9.875% 2/1/12	100,000	100,000
American Media Operations, Inc. 10.25% 5/1/09	110,000	117,700
Cinemark USA, Inc. 9.625% 8/1/08	205,000	207,819
Corus Entertainment, Inc. 8.75% 3/1/12	50,000	52,000
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09 (d)	65,000	72,800
EchoStar DBS Corp.:
9.125% 1/15/09	60,000	65,400
10.375% 10/1/07	210,000	230,475
Granite Broadcasting Corp.:
8.875% 5/15/08	60,000	52,500
10.375% 5/15/05	40,000	38,000
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	60,000	63,900
K-III Communications Corp. 8.5% 2/1/06	30,000	29,700
LBI Media, Inc. 10.125% 7/15/12 (d)	75,000	79,313
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13	25,000	27,438
PEI Holdings, Inc. 11% 3/15/10 (d)	40,000	41,800
PRIMEDIA, Inc.:
7.625% 4/1/08	15,000	14,550
8.875% 5/15/11	35,000	34,913
Regal Cinemas Corp. 9.375% 2/1/12	110,000	118,800
Rogers Cablesystems Ltd. yankee 11% 12/1/15	10,000	10,500
Rogers Communications, Inc. yankee 8.875% 7/15/07	35,000	34,650
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Shaw Communications, Inc. yankee 7.2% 12/15/11	$ 35,000	$ 34,300
Spanish Broadcasting System, Inc. 9.625% 11/1/09	90,000	92,925
TV Azteca SA de CV yankee 10.5% 2/15/07	85,000	76,500
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (d)	60,000	60,300
Yell Finance BV 10.75% 8/1/11	120,000	133,200
		1,834,483
Multiline Retail - 0.1%
Barneys, Inc. 9% 4/1/08 unit (d)	30,000	25,500
Dillard's, Inc.:
6.125% 11/1/03	50,000	49,625
6.39% 8/1/03	120,000	119,400
		194,525
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 9% 6/15/12	60,000	51,000
Gap, Inc.:
9.9% 12/15/05	85,000	93,500
10.55% 12/15/08	10,000	11,500
Hollywood Entertainment Corp. 9.625% 3/15/11	30,000	31,050
J. Crew Group, Inc. 13.125% 10/15/08	110,000	68,200
Michaels Stores, Inc. 9.25% 7/1/09	70,000	75,950
United Auto Group, Inc. 9.625% 3/15/12	45,000	43,650
		374,850
Textiles Apparel & Luxury Goods - 0.1%
Levi Strauss & Co.:
7% 11/1/06	50,000	42,750
11.625% 1/15/08	25,000	23,875
The William Carter Co. 10.875% 8/15/11	90,000	99,900
		166,525
TOTAL CONSUMER DISCRETIONARY		4,963,185
CONSUMER STAPLES - 0.7%
Food & Drug Retailing - 0.4%
Delhaize America, Inc.:
7.375% 4/15/06	40,000	40,000
8.125% 4/15/11	10,000	10,100
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Drug Retailing - continued
Delhaize America, Inc.: - continued
9% 4/15/31	$ 15,000	$ 14,700
Rite Aid Corp.:
6% 12/15/05 (d)	75,000	68,250
6.125% 12/15/08 (d)	45,000	35,100
6.875% 8/15/13	140,000	106,400
7.125% 1/15/07	95,000	83,600
7.625% 4/15/05	65,000	61,750
9.5% 2/15/11 (d)	55,000	56,925
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	150,000	123,000
9.125% 12/15/11	40,000	32,800
		632,625
Food Products - 0.2%
Corn Products International, Inc. 8.25% 7/15/07	80,000	83,600
Dean Foods Co. 6.9% 10/15/17	110,000	103,400
Del Monte Corp. 9.25% 5/15/11	20,000	21,300
Doane Pet Care Co. 9.75% 5/15/07	75,000	67,875
Dole Food Co., Inc.:
6.375% 10/1/05	25,000	26,750
8.875% 3/15/11 (d)	30,000	30,900
		333,825
Household Products - 0.1%
Fort James Corp.:
6.625% 9/15/04	35,000	35,175
6.875% 9/15/07	20,000	19,500
		54,675
TOTAL CONSUMER STAPLES		1,021,125
ENERGY - 0.7%
Energy Equipment & Services - 0.3%
DI Industries, Inc. 8.875% 7/1/07	99,000	101,970
Grant Prideco, Inc. 9.625% 12/1/07	100,000	108,500
Key Energy Services, Inc. 8.375% 3/1/08	200,000	212,500
		422,970
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - 0.4%
Chesapeake Energy Corp.:
7.5% 9/15/13 (d)	$ 60,000	$ 60,750
8.375% 11/1/08	70,000	73,500
Nuevo Energy Co. 9.5% 6/1/08	25,000	25,750
Overseas Shipholding Group, Inc. 8.25% 3/15/13 (d)	110,000	110,000
Plains Exploration & Production Co. LP 8.75% 7/1/12	50,000	52,000
Pogo Producing Co. 8.25% 4/15/11	20,000	21,500
Teekay Shipping Corp. 8.875% 7/15/11	270,000	288,900
The Coastal Corp.:
7.5% 8/15/06	35,000	30,800
7.75% 10/15/35	20,000	14,500
		677,700
TOTAL ENERGY		1,100,670
FINANCIALS - 1.4%
Banks - 0.1%
Western Financial Bank 9.625% 5/15/12	140,000	140,000
Diversified Financials - 1.1%
Ahold Finance USA, Inc.:
6.25% 5/1/09	20,000	15,800
6.875% 5/1/29	25,000	18,625
8.25% 7/15/10	125,000	106,250
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	165,000	173,250
Capital One Financial Corp.:
7.25% 12/1/03	30,000	30,075
7.25% 5/1/06	70,000	68,223
8.75% 2/1/07	40,000	39,600
CMS Energy X-TRAS pass thru trust I 7% 1/15/05	40,000	35,600
Continental Airlines, Inc. pass thru trust certificates 6.9% 1/2/17	38,038	15,215
Crown Cork & Seal Finance PLC yankee 7% 12/15/06	35,000	30,450
Delta Air Lines, Inc. pass thru trust certificates 7.779% 11/18/05	55,000	35,750
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	105,000	105,000
FIMEP SA 10.5% 2/15/13 (d)	60,000	63,900
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (d)	$ 75,000	$ 69,750
IOS Capital, Inc. 9.75% 6/15/04	80,000	80,900
MDP Acquisitions PLC 9.625% 10/1/12 (d)	70,000	73,500
Meditrust Exercisable Put Options Securities Trust 7.114% 8/15/04 (d)	20,000	20,000
Millennium America, Inc. 9.25% 6/15/08	95,000	100,225
Moore North America Finance, Inc. 7.875% 1/15/11 (d)	50,000	51,500
Northern Telecom Capital Corp. 7.875% 6/15/26	40,000	31,000
Pinnacle One Partners LP/Pinnacle One, Inc. 8.83% 8/15/04 (d)	60,000	60,600
Qwest Capital Funding, Inc.:
5.875% 8/3/04	115,000	103,500
7% 8/3/09	25,000	18,875
7.25% 2/15/11	85,000	64,175
7.75% 8/15/06	25,000	20,375
Qwest Services Corp.:
13% 12/15/07 (d)	45,000	47,250
13.5% 12/15/10 (d)	45,000	47,250
SESI LLC 8.875% 5/15/11	100,000	106,000
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (d)	30,000	30,075
11% 2/15/13 (d)	20,000	20,050
Xerox Credit Corp. 6.1% 12/16/03	20,000	19,850
		1,702,613
Real Estate - 0.2%
iStar Financial, Inc. 8.75% 8/15/08	125,000	134,375
LNR Property Corp.:
9.375% 3/15/08	55,000	55,688
10.5% 1/15/09	30,000	31,200
MeriStar Hospitality Corp. 9% 1/15/08	50,000	42,625
Senior Housing Properties Trust 8.625% 1/15/12	70,000	72,275
		336,163
TOTAL FINANCIALS		2,178,776
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.3%
Alderwoods Group, Inc.:
11% 1/2/07	$ 16,100	$ 16,140
12.25% 1/2/09	45,000	40,500
Hanger Orthopedic Group, Inc. 10.375% 2/15/09	50,000	53,500
Owens & Minor, Inc. 8.5% 7/15/11	35,000	37,800
PacifiCare Health Systems, Inc. 10.75% 6/1/09	125,000	135,000
Tenet Healthcare Corp. 7.375% 2/1/13	35,000	35,000
Vanguard Health Systems, Inc. 9.75% 8/1/11	95,000	90,250
		408,190
Pharmaceuticals - 0.1%
aaiPharma, Inc. 11% 4/1/10	95,000	97,850
Biovail Corp. yankee 7.875% 4/1/10	40,000	41,700
		139,550
TOTAL HEALTH CARE		547,740
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.0%
Transdigm, Inc. 10.375% 12/1/08	30,000	31,725
Airlines - 0.0%
Delta Air Lines, Inc. 6.65% 3/15/04	25,000	17,500
Building Products - 0.1%
Nortek, Inc.:
9.125% 9/1/07	70,000	72,275
9.25% 3/15/07	20,000	20,600
		92,875
Commercial Services & Supplies - 0.2%
Allied Waste North America, Inc.:
7.625% 1/1/06	30,000	30,600
7.875% 1/1/09	35,000	35,700
9.25% 9/1/12 (d)	65,000	69,225
10% 8/1/09	30,000	31,200
Browning-Ferris Industries, Inc. 6.375% 1/15/08	25,000	22,125
JohnsonDiversey, Inc. 9.625% 5/15/12	30,000	32,250
National Waterworks, Inc. 10.5% 12/1/12 (d)	40,000	43,400
		264,500
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.0%
Shaw Group, Inc. 10.75% 3/15/10 (d)	$ 90,000	$ 89,100
Industrial Conglomerates - 0.2%
Tyco International Group SA yankee:
5.8% 8/1/06	225,000	214,875
6.375% 6/15/05	5,000	4,950
6.375% 2/15/06	55,000	53,625
		273,450
Machinery - 0.5%
AGCO Corp. 9.5% 5/1/08	100,000	107,500
Cummins, Inc. 9.5% 12/1/10 (d)	40,000	41,200
Dresser, Inc. 9.375% 4/15/11	145,000	142,463
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	160,000	160,000
Navistar International Corp. 9.375% 6/1/06	40,000	40,400
NMHG Holding Co. 10% 5/15/09	50,000	53,000
Terex Corp. 8.875% 4/1/08	105,000	103,950
TriMas Corp. 9.875% 6/15/12	70,000	70,700
		719,213
Road & Rail - 0.0%
TFM SA de CV:
12.5% 6/15/12	35,000	33,425
yankee 10.25% 6/15/07	15,000	13,388
		46,813
TOTAL INDUSTRIALS		1,535,176
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
Nortel Networks Corp. yankee 6.125% 2/15/06	5,000	4,550
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 8% 5/15/09	95,000	99,513
Electronic Equipment & Instruments - 0.4%
Avnet, Inc. 9.75% 2/15/08	60,000	61,800
ChipPAC International Ltd. 12.75% 8/1/09	65,000	71,500
Flextronics International Ltd. yankee 8.75% 10/15/07	115,000	120,175
Ingram Micro, Inc. 9.875% 8/15/08	130,000	137,800
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
PerkinElmer, Inc. 8.875% 1/15/13 (d)	$ 70,000	$ 74,025
Solectron Corp. 7.375% 3/1/06	105,000	103,163
		568,463
Office Electronics - 0.1%
Xerox Corp.:
7.15% 8/1/04	85,000	84,575
7.2% 4/1/16	80,000	71,600
		156,175
Semiconductor Equipment & Products - 0.0%
AMI Semiconductor, Inc. 10.75% 2/1/13 (d)	25,000	26,125
TOTAL INFORMATION TECHNOLOGY		854,826
MATERIALS - 1.4%
Chemicals - 0.3%
Berry Plastics Corp. 10.75% 7/15/12	125,000	130,938
Georgia Gulf Corp. 10.375% 11/1/07	45,000	47,925
Huntsman International LLC 9.875% 3/1/09	50,000	52,500
Methanex Corp. yankee 7.75% 8/15/05	130,000	133,900
PolyOne Corp. 8.875% 5/1/12	30,000	25,200
		390,463
Containers & Packaging - 0.5%
Anchor Glass Container Corp. 11% 2/15/13 (d)	60,000	62,700
BWAY Corp. 10% 10/15/10 (d)	30,000	31,575
Crown Cork & Seal, Inc. 8% 4/15/23	40,000	27,800
Crown European Holdings SA:
9.5% 3/1/11 (d)	40,000	40,000
10.875% 3/1/13 (d)	40,000	40,500
Graphic Packaging Corp. 8.625% 2/15/12	30,000	31,200
Owens-Brockway Glass Container, Inc. 8.75% 11/15/12 (d)	100,000	102,500
Owens-Illinois, Inc.:
7.15% 5/15/05	95,000	94,763
7.35% 5/15/08	45,000	42,750
7.5% 5/15/10	40,000	36,900
7.8% 5/15/18	195,000	161,850
7.85% 5/15/04	40,000	40,200
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Illinois, Inc.: - continued
8.1% 5/15/07	$ 25,000	$ 24,250
Silgan Holdings, Inc. 9% 6/1/09	55,000	56,925
		793,913
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc. 7.5% 11/15/06	165,000	166,650
Luscar Coal Ltd. 9.75% 10/15/11	60,000	66,600
P&L Coal Holdings Corp. 9.625% 5/15/08	285,000	299,606
Phelps Dodge Corp.:
8.75% 6/1/11	40,000	43,200
9.5% 6/1/31	65,000	69,550
Steel Dynamics, Inc. 9.5% 3/15/09	50,000	51,000
		696,606
Paper & Forest Products - 0.2%
Georgia-Pacific Corp.:
7.5% 5/15/06	105,000	99,750
8.125% 5/15/11	20,000	18,625
8.875% 5/15/31	105,000	89,250
9.625% 3/15/22	20,000	17,400
Louisiana-Pacific Corp. 10.875% 11/15/08	30,000	33,000
Stone Container Corp. 8.375% 7/1/12	90,000	93,600
		351,625
TOTAL MATERIALS		2,232,607
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
Qwest Corp. 8.875% 3/15/12 (d)	115,000	122,475
Triton PCS, Inc.:
0% 5/1/08 (c)	20,000	17,800
8.75% 11/15/11	45,000	37,350
9.375% 2/1/11	130,000	110,500
U.S. West Communications 7.2% 11/1/04	70,000	69,650
		357,775
Wireless Telecommunication Services - 0.5%
American Tower Corp. 9.375% 2/1/09	40,000	36,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Crown Castle International Corp.:
9.375% 8/1/11	$ 195,000	$ 176,475
10.75% 8/1/11	20,000	19,300
Nextel Communications, Inc.:
9.375% 11/15/09	20,000	21,000
9.5% 2/1/11	60,000	63,300
9.75% 10/31/07	25,000	25,750
9.95% 2/15/08	45,000	46,800
Nextel Partners, Inc. 0% 2/1/09 (c)	100,000	92,000
Rogers Wireless, Inc. 9.625% 5/1/11	90,000	94,500
VoiceStream Wireless Corp. 0% 11/15/09 (c)	139,000	130,660
		705,785
TOTAL TELECOMMUNICATION SERVICES		1,063,560
UTILITIES - 1.6%
Electric Utilities - 0.8%
Allegheny Energy Supply Co. LLC:
Series A, 10.25% 11/15/07 (d)	68,795	68,795
Series B, 10.25% 11/15/07 (d)(e)	6,205	6,267
7.8% 3/15/11	80,000	61,600
8.75% 4/15/12 (d)	50,000	38,000
CMS Energy Corp.:
6.75% 1/15/04	30,000	28,500
7.625% 11/15/04	20,000	18,300
8.9% 7/15/08	40,000	33,600
9.875% 10/15/07	90,000	82,350
Edison International 6.875% 9/15/04	35,000	34,738
Illinois Power Co. 11.5% 12/15/10 (d)	90,000	94,950
Midland Funding Corp. II 11.75% 7/23/05	30,000	31,500
Nevada Power Co. 10.875% 10/15/09 (d)	45,000	46,575
Pacific Gas & Electric Co.:
6.25% 8/1/03	160,000	157,600
6.25% 3/1/04	85,000	83,725
Southern California Edison Co.:
6.25% 6/15/03	20,000	20,000
8% 2/15/07 (d)	200,000	214,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
TECO Energy, Inc. 10.5% 12/1/07	$ 90,000	$ 93,150
TXU Corp. 6.375% 6/15/06	95,000	97,850
		1,211,500
Gas Utilities - 0.4%
ANR Pipeline, Inc.:
8.875% 3/15/10 (d)	30,000	31,500
9.625% 11/1/21	10,000	10,750
CMS Panhandle Holding Co. 6.125% 3/15/04	85,000	85,000
El Paso Energy Corp.:
6.75% 5/15/09	45,000	36,225
6.95% 12/15/07	120,000	100,800
8.05% 10/15/30	65,000	47,125
Sonat, Inc.:
6.625% 2/1/08	65,000	50,538
6.75% 10/1/07	35,000	28,263
6.875% 6/1/05	105,000	93,975
Southern Natural Gas Co. 8.875% 3/15/10 (d)	40,000	42,100
Tennessee Gas Pipeline Co. 7% 10/15/28	70,000	58,100
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	45,000	44,100
8.875% 7/15/12	55,000	58,438
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	10,000	9,000
		695,914
Multi-Utilities & Unregulated Power - 0.4%
AES Corp.:
8.875% 2/15/11	140,000	114,800
9.375% 9/15/10	60,000	50,400
9.5% 6/1/09	20,000	17,000
El Paso Corp.:
7% 5/15/11	35,000	27,650
7.875% 6/15/12 (d)	15,000	12,300
Western Resources, Inc. 9.75% 5/1/07	20,000	21,200
Williams Companies, Inc.:
6.5% 8/1/06	180,000	163,350
6.75% 1/15/06	40,000	36,200
7.625% 7/15/19	35,000	27,650
7.75% 6/15/31	25,000	19,625
7.875% 9/1/21	105,000	83,738
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Williams Companies, Inc.: - continued
8.125% 3/15/12 (d)	$ 20,000	$ 17,500
8.75% 3/15/32 (d)	25,000	21,000
9.25% 3/15/04	20,000	19,650
		632,063
TOTAL UTILITIES		2,539,477
TOTAL NONCONVERTIBLE BONDS		18,037,142
TOTAL CORPORATE BONDS (Cost $17,526,636)		18,520,142
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 1.15% 5/1/03 (Cost $399,606)	400,000	399,628
Money Market Funds - 10.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.37% (b)	7,031,098	$ 7,031,098
Fidelity Securities Lending Cash Central Fund, 1.33% (b)	9,163,874	9,163,874
TOTAL MONEY MARKET FUNDS (Cost $16,194,972)		16,194,972
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $165,596,676)		163,862,334
NET OTHER ASSETS - (5.7)%		(8,891,456)
NET ASSETS - 100%		$ 154,970,878

Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,581,388 or 1.7% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	0.0%
BBB	0.4%
BB	3.9%
B	6.2%
CCC,CC,C	1.3%
Not Rated	0.1%
Equities	83.1%
Short-Term Investments and Net Other Assets	5.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.6%
Japan	4.4
Finland	2.1
Cayman Islands	1.9
Others (individually less than 1%)	2.0
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $175,609,005 and $181,076,021, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $18,669 for the period.
Income Tax Information
At September 30, 2002, the fund had a capital loss carryforward of approximately $144,157,000 of which $153,000 and $144,004,000 will expire on September 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2003 approximately $47,698,000 of losses recognized during the period November 1, 2001 to September 30, 2002.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,600,073) (cost $165,596,676) - See accompanying schedule		$ 163,862,334
Cash		97,808
Receivable for investments sold		460,282
Receivable for fund shares sold		1,531,199
Dividends receivable		135,347
Interest receivable		434,673
Other receivables		8,293
Total assets		166,529,936

Liabilities
Payable for investments purchased	$ 2,073,532
Payable for fund shares redeemed	195,949
Accrued management fee	73,323
Other payables and accrued expenses	52,380
Collateral on securities loaned, at value	9,163,874
Total liabilities		11,559,058

Net Assets		$ 154,970,878
Net Assets consist of:
Paid in capital		$ 377,908,101
Undistributed net investment income		442,460
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(221,646,020)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,733,663)
Net Assets, for 21,792,046 shares outstanding		$ 154,970,878
Net Asset Value, offering price and redemption price per share ($154,970,878 ÷ 21,792,046 shares)		$ 7.11

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

		Six months ended March 31, 2003 (Unaudited)

Investment Income
Dividends		$ 435,584
Interest		1,124,234
Security lending		17,737
Total income		1,577,555

Expenses
Management fee	$ 444,188
Transfer agent fees	305,981
Accounting and security lending fees	30,979
Non-interested trustees' compensation	302
Custodian fees and expenses	12,008
Registration fees	8,277
Audit	12,384
Legal	382
Miscellaneous	978
Total expenses before reductions	815,479
Expense reductions	(33,126)	782,353
Net investment income (loss)		795,202
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(28,724,844)
Foreign currency transactions	(8,045)
Futures contracts	(87,315)
Total net realized gain (loss)		(28,820,204)
Change in net unrealized appreciation (depreciation) on: Investment securities	36,058,380
Assets and liabilities in foreign currencies	673
Futures contracts	333,559
Total change in net unrealized appreciation (depreciation)		36,392,612
Net gain (loss)		7,572,408
Net increase (decrease) in net assets resulting from operations		$ 8,367,610

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2003 (Unaudited)	Year ended September 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 795,202	$ 2,126,668
Net realized gain (loss)	(28,820,204)	(59,490,428)
Change in net unrealized appreciation (depreciation)	36,392,612	375,306
Net increase (decrease) in net assets resulting from operations	8,367,610	(56,988,454)
Distributions to shareholders from net investment income	(1,488,136)	(5,795,162)
Share transactions Net proceeds from sales of shares	22,900,796	49,739,631
Reinvestment of distributions	1,457,064	5,616,534
Cost of shares redeemed	(26,442,058)	(106,713,983)
Net increase (decrease) in net assets resulting from share transactions	(2,084,198)	(51,357,818)
Total increase (decrease) in net assets	4,795,276	(114,141,434)

Net Assets
Beginning of period	150,175,602	264,317,036
End of period (including undistributed net investment income of $442,460 and undistributed net investment income of $1,135,394, respectively)	$ 154,970,878	$ 150,175,602
Other Information Shares
Sold	3,218,017	5,072,668
Issued in reinvestment of distributions	207,559	527,374
Redeemed	(3,749,920)	(11,106,926)
Net increase (decrease)	(324,344)	(5,506,884)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended March 31, 2003	Years ended September 30,
	(Unaudited)	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 6.79	$ 9.57	$ 15.32	$ 10.22	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.08 G	.20	.19	.01
Net realized and unrealized gain (loss)	.35	(2.64) G	(5.22)	4.98	.21
Total from investment operations	.39	(2.56)	(5.02)	5.17	.22
Distributions from net investment income	(.07)	(.22)	(.13)	(.02)	-
Distributions from net realized gain	-	-	(.60)	(.05)	-
Total distributions	(.07)	(.22)	(.73)	(.07)	-
Net asset value, end of period	$ 7.11	$ 6.79	$ 9.57	$ 15.32	$ 10.22
Total Return B,C	5.76%	(27.58)%	(33.98)%	50.84%	2.20%
Ratios to Average Net Assets F
Expenses before expense reductions	1.07% A	.97%	.89%	.96%	57.49% A
Expenses net of voluntary waivers, if any	1.07% A	.97%	.89%	.96%	1.20% A
Expenses net of all reductions	1.03% A	.88%	.85%	.90%	1.20% A
Net investment income (loss)	1.05% A	.87% G	1.55%	1.32%	4.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 154,971	$ 150,176	$ 264,317	$ 565,258	$ 3,065
Portfolio turnover rate	238% A	240%	255%	338%	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 24, 1999 (commencement of operations) to September 30, 1999.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Asset Manager: Aggressive (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 9,731,221	|
Unrealized depreciation	(11,453,039)
Net unrealized appreciation (depreciation)	$ (1,721,818)
Cost for federal income tax purposes	$ 165,584,152

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .40% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $37,849 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $33,126 for the period.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

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Semiannual Report

Semiannual Report

Semiannual Report

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Semiannual Report

March 31, 2003

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Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Market Recap	<Click Here>	An overview of the market's performance and the factors driving it.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Developments in Iraq significantly influenced the financial markets in the first quarter of 2003. War concerns pressured stocks in January and February. Then, after the coalition's opening salvo, stocks rose on hopes for a quick end to the hostilities. However, they soon dropped again as investors feared the battle could be more protracted than expected. Meanwhile, investment-grade bonds posted steady, if unspectacular, returns, and high-yield bonds jumped sharply higher.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a shorter investment time horizon, you might want to consider moving some of your investment into Asset Manager: Income, which generally has a higher weighting in short-term investments compared with the other Asset Manager funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended March 31, 2003	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Asset Manager: Growth ®	6.70%	-16.61%	-7.54%	98.01%
Fidelity Asset Manager: Growth Composite	4.50%	-15.18%	-1.24%	117.21%
S&P 500 ®	5.02%	-24.76%	-17.47%	126.73%
LB Aggregate Bond	2.99%	11.69%	43.64%	100.93%
LB 3 Month T-Bill	0.73%	1.66%	23.50%	57.61%
Flexible Portfolio Funds Average	2.65%	-13.67%	-5.29%	82.42%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity® Asset Manager: Growth Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500SM Index® (S&P 500®), the Lehman Brothers® Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended March 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager: Growth	-16.61%	-1.56%	7.07%
Fidelity Asset Manager: Growth Composite	-15.18%	-0.25%	8.07%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Asset Manager: Growth® Fund on March 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the S&P 500® Index, Lehman Brothers Aggregate Bond Index and Fidelity Asset Manager: Growth Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Market Recap

Stocks staged a recovery during the six-month period ending March 31, 2003, but it was inconclusive as to whether the equity markets' gains were related to any widespread fundamental improvement in the economy, or simply the result of bargain-hungry investors acting opportunistically on extensive weakness. Meanwhile, fixed-income securities delivered positive returns.

Stocks: The pendulum of investor sentiment swung back in a positive direction for stocks during the past six months. For many investors who've watched the value of their portfolios shrink since the peak of the market in March of 2000, the sign of a pause - or possible reversal - in the market's multi-year decline was a welcome relief. Demand for stocks during the six-month period was highest in some of the worst-performing market sectors of recent years, namely technology and biotechnology. The sharp rally in these two sectors helped boost the NASDAQ Composite® Index to a gain of 14.72%. Other indexes also showed positive results. The blue-chips' benchmark, the Dow Jones Industrial Average SM, gained 6.51%, while the Standard & Poor's 500SM Index, a benchmark of 500 larger companies, rose 5.02%. Smaller-cap stocks fared worse, but still managed a gain as evidenced by the 1.39% return for the Russell 2000® Index. Stocks performed favorably despite a rather gloomy economic backdrop. Few industries showed signs of stronger demand for goods and services. Unemployment levels remained high. Corporate earnings growth was tepid at best, and the rate of corporate bankruptcies remained elevated compared to its historical average. Adding to the concerns of investors was the situation in Iraq, which led to an increase in market volatility through the end of the period.

Bonds: Bonds fared well during the six months ending March 31, 2003, bolstered by favorable interest rate conditions and strong supply/demand technicals. The Lehman Brothers® Aggregate Bond Index - a proxy for taxable bond performance - returned 2.99%. Despite a more positive environment for riskier assets, a flight to quality in bonds generally persisted due to uncertainty about the economy and the war in Iraq. For much of the period, investors sought safety in the highest-quality bonds, driving Treasury prices up and yields down to 40-year lows. The Lehman Brothers Treasury Index rose 1.45%. However, given the low level of interest rates, all spread sectors - including corporate, mortgage and government agency securities - outperformed Treasuries, as investors searched for higher-yielding instruments. Accordingly, the Lehman Brothers Credit Bond, U.S. Agency and Mortgage-Backed Securities indexes returned 5.55%, 2.41% and 2.30%, respectively. Corporates led the way after struggling for most of 2002, enjoying their best six-month return ever relative to comparable duration Treasuries. Yield spreads narrowed sharply from record-wide levels, fueled in part by fewer unexpected negative company announcements. Strong institutional demand helped mortgages overcome increased volatility and higher prepayment activity.

Semiannual Report

Fund Talk: The Manager's Overview

An interview with Richard Habermann, Portfolio Manager of Fidelity Asset Manager: Growth

Q. How did the fund perform, Dick?

A. It did well both on an absolute and relative basis, returning 6.70% for the six months ending March 31, 2003, while the Fidelity Asset Manager: Growth Composite Index and the Lipper Inc. flexible portfolio funds average returned 4.50% and 2.65%, respectively. For the 12 months ending March 31, 2003, the fund fell 16.61%, while the composite index and Lipper average declined 15.18% and 13.67%, respectively.

Q. What was behind the fund's strong showing during the past six months?

A. While security selection was a positive overall, my asset allocation decisions had the most influence on performance. After staying close to a 70% neutral stance in equities for much of 2002, I shifted to a modest overweighting during the fourth quarter, feeling the stage was set for a rebound. This move proved wise as stocks rallied sharply from their October lows. We then benefited from becoming more cautious - largely due to valuation concerns - and trimming our equity positions to lock in profits before the market rolled back over in December. Being underweighted in equities also helped during the first quarter of 2003 as stocks sagged amid disappointing economic data and the uncertainty surrounding the war with Iraq. Our emphasis on high-yield securities - a strategy that hurt performance in previous periods - paid off versus the benchmarks this time. High-yield bonds outpaced stocks and investment-grade debt by wide margins due to their cheap valuations, declining default rates, and investors' increased appetite for risk and higher yields amid low interest rates. We added to our weighting when prices were attractive back in the fall, which gave us even more of a boost as the high-yield market rebounded strongly from historically low levels. Similarly, we had solid results from our investment-grade corporate bonds, but we scaled back on these holdings late in the period when the group's relative valuations became less attractive.(Portfolio Manager photograph)

Q. What drove the equity holdings?

A. It was a volatile environment for stocks in the face of challenging economic, corporate and geopolitical news. That said, the fund's equity investments - managed by Charles Mangum - edged the S&P 500, mainly due to strong sector selection. Overweighting telecommunication services was a big plus, as Qwest Communications, Verizon and BellSouth - the latter of which we later sold - snapped back sharply in the fourth quarter after struggling for most of 2002. The fund also benefited from owning the right financial stocks. Charles' aggressive positioning in diversified financials - including Citigroup, Morgan Stanley and Fannie Mae - paid off in an up market, as did strong stock picking and an underweighting in banks, which lagged the S&P®. Elsewhere, shying away from weak industrial and consumer staples stocks boosted performance, while energy holdings such as ConocoPhillips fared well due to higher commodity prices.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What factors hurt performance?

A. Disappointing stock selection within health care detracted the most from results, led by our large stake in drug distributor Cardinal Health. Despite outperforming the market in 2002 due to solid fundamentals, Cardinal's shares trended lower during the period on concerns about an end to consolidation in the wholesale drug industry. Avoiding strong-performing biotechnology stocks such as Amgen also hurt, as did owning medical-device maker Baxter International, which plunged in March after lowering its sales and earnings guidance. Other negatives included utility holding company TXU, media stocks Clear Channel Communications and AOL Time Warner, and insurance giant American International Group. Finally, underweighting large-cap tech stocks offset good stock picking elsewhere in what was the period's top-performing sector.

Q. How did fixed-income do?

A. Quite well. The fund's high-yield holdings - managed by Matt Conti - led the way, trouncing the investment-grade benchmark by more than 11 percentage points. Performance benefited not only from the high coupon income received during the period, but also from the capital appreciation on our investments. Despite his conservative approach, Matt enhanced returns versus the index through solid credit analysis and by focusing on those sectors that had big recoveries - namely telecom, energy and utilities - while steering clear of lagging auto and airline issues. The investment-grade subportfolio - managed by Jeff Moore - also soundly beat its index. Robust demand, low inflation and a continued favorable interest rate backdrop - spurred by sluggish economic growth and weak corporate profits - resulted in strong absolute returns for our holdings. Against this backdrop, we benefited from maintaining an emphasis on the spread sectors, particularly corporate and mortgage securities, which performed well as investors sought out higher-yielding alternatives to government bonds. Strong security selection within these sectors, along with effective yield-curve positioning, also helped. Finally, the strategic cash portion of the fund - managed by John Todd - had fairly steady returns to help offset capital market volatility.

Q. What's your outlook?

A. While I'm a bit cautious about equities at period end, there may be opportunities to capitalize on market volatility. The good news is that, after a three-year downturn, many stocks are now trading much closer to fair value and earnings expectations are more reasonable, factors that should help reduce the headwind going forward. I still feel there's room left for high-yield securities to outperform investment-grade bonds and cash, as valuations remain attractive relative to historical norms, Treasury rates are extremely low and credit conditions are improving.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: maximum total return over the long term by investing in stocks, bonds and short-term and money market instruments

Fund number: 321

Trading symbol: FASGX

Start date: December 30, 1991

Size: as of March 31, 2003, more than $3.0 billion

Manager: Richard Habermann, since 1996; manager, Fidelity Asset Manager: Aggressive, since 1999; Fidelity Asset Manager and Fidelity Asset Manager: Income, since 1996; Fidelity Trend Fund, 1977- 1982; Fidelity Magellan Fund, 1972-1977; joined Fidelity in 1968

3

Dick Habermann on managing volatility:

"As most investors are acutely aware, the financial markets have become increasingly volatile of late amid rising geopolitical tensions and the war with Iraq. As such, security prices are being driven largely by the daily news. It's extremely difficult to invest in this kind of environment. While some people have tried to make money using this volatility as trading opportunities, so far the key has been to pick the right asset class. That's where diversification comes into play. With our multi-layered investment approach, there's built-in diversification and professionals making judgments on the various asset classes, which lifts the burden of living with minute-by-minute volatility off of the shareholder. By building a discipline at several levels, namely security, sector and asset class, we offer investors a different approach not found in many funds. Fidelity Asset Manager offers a good, all-weather choice for the conservative investor who is particularly concerned about stock market volatility. For those who want to get more ambitious but are wary of the risk of an all-stock fund, there's Asset Manager: Aggressive. Falling between those two offerings is Asset Manager: Growth. Finally, for cautious investors seeking competitive income while maintaining exposure to the equity markets, we have Asset Manager: Income."

Semiannual Report

Investment Changes

Top Ten Stocks as of March 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	5.2	5.8
Clear Channel Communications, Inc.	3.9	4.0
Fannie Mae	3.8	2.6
American International Group, Inc.	3.6	3.5
General Electric Co.	3.5	3.4
Merck & Co., Inc.	3.0	1.6
Citigroup, Inc.	2.9	2.5
Pfizer, Inc.	2.3	2.1
Home Depot, Inc.	2.0	0.7
Merrill Lynch & Co., Inc.	2.0	1.6
	32.2
Market Sectors as of March 31, 2003
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.2	15.4
Health Care	13.7	14.2
Consumer Discretionary	8.6	7.5
Information Technology	6.5	5.3
Industrials	5.8	5.9
Energy	5.7	4.9
Consumer Staples	4.8	5.2
Telecommunication Services	3.1	4.2
Utilities	0.8	1.6
Materials	0.7	0.5
Asset Allocation (% of fund's net assets)

As of March 31, 2003 * As of September 30, 2002 **

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Investments March 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 8.6%
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.	768,100	$ 11,107
Media - 5.4%
AOL Time Warner, Inc. (a)	4,191,450	45,519
Clear Channel Communications, Inc. (a)	3,581,709	121,492
		167,011
Multiline Retail - 0.3%
Target Corp.	288,500	8,442
Specialty Retail - 2.5%
Home Depot, Inc.	2,559,900	62,359
Limited Brands, Inc.	360,910	4,645
Lowe's Companies, Inc.	188,800	7,707
Office Depot, Inc. (a)	172,100	2,036
		76,747
Textiles Apparel & Luxury Goods - 0.0%
Arena Brands Holding Corp. Class B	5,556	107
TOTAL CONSUMER DISCRETIONARY		263,414
CONSUMER STAPLES - 4.8%
Beverages - 1.8%
PepsiCo, Inc.	825,605	33,024
The Coca-Cola Co.	578,650	23,424
		56,448
Food & Drug Retailing - 1.5%
CVS Corp.	1,446,600	34,501
Safeway, Inc. (a)	573,900	10,864
		45,365
Personal Products - 0.4%
Alberto-Culver Co. Class B	272,970	13,452
Tobacco - 1.1%
Altria Group, Inc.	1,067,500	31,982
TOTAL CONSUMER STAPLES		147,247
ENERGY - 5.7%
Energy Equipment & Services - 2.0%
BJ Services Co. (a)	53,530	1,841
Cooper Cameron Corp. (a)	60,000	2,971
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Diamond Offshore Drilling, Inc.	379,600	$ 7,368
ENSCO International, Inc.	320,000	8,163
GlobalSantaFe Corp.	587,943	12,141
Nabors Industries Ltd. (a)	167,400	6,674
Rowan Companies, Inc.	137,400	2,701
Schlumberger Ltd. (NY Shares)	233,100	8,860
Transocean, Inc.	486,600	9,951
		60,670
Oil & Gas - 3.7%
ChevronTexaco Corp.	452,500	29,254
ConocoPhillips	1,107,521	59,363
Exxon Mobil Corp.	730,580	25,534
		114,151
TOTAL ENERGY		174,821
FINANCIALS - 17.0%
Banks - 1.8%
Bank of America Corp.	137,500	9,191
Bank One Corp.	270,800	9,375
FleetBoston Financial Corp.	666,800	15,923
Synovus Financial Corp.	313,900	5,616
Wachovia Corp.	457,777	15,596
		55,701
Diversified Financials - 10.5%
Citigroup, Inc.	2,597,933	89,499
Fannie Mae	1,787,580	116,818
MBNA Corp.	181,600	2,733
Merrill Lynch & Co., Inc.	1,701,200	60,222
Morgan Stanley	1,355,400	51,980
		321,252
Insurance - 4.7%
Allmerica Financial Corp. (a)	354,700	4,976
Allstate Corp.	100,000	3,317
American International Group, Inc.	2,213,400	109,453
Hartford Financial Services Group, Inc.	616,000	21,739
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
PartnerRe Ltd.	17,800	$ 894
Travelers Property Casualty Corp. Class B	151,300	2,135
		142,514
TOTAL FINANCIALS		519,467
HEALTH CARE - 13.7%
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	1,075,000	20,038
Health Care Providers & Services - 5.3%
Cardinal Health, Inc.	2,799,120	159,463
HCA, Inc.	80,400	3,325
		162,788
Pharmaceuticals - 7.7%
Merck & Co., Inc.	1,685,480	92,331
Pfizer, Inc.	2,293,400	71,462
Recordati Spa	66,314	887
Schering-Plough Corp.	2,509,780	44,749
Wyeth	702,600	26,572
		236,001
TOTAL HEALTH CARE		418,827
INDUSTRIALS - 5.8%
Commercial Services & Supplies - 0.8%
Aramark Corp. Class B (a)	104,300	2,388
ChoicePoint, Inc. (a)	164,678	5,583
First Data Corp.	448,000	16,580
		24,551
Industrial Conglomerates - 4.5%
General Electric Co.	4,175,900	106,485
Tyco International Ltd.	2,269,900	29,191
		135,676
Machinery - 0.4%
Ingersoll-Rand Co. Ltd. Class A	328,100	12,661
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - 0.1%
CSX Corp.	63,900	$ 1,822
Union Pacific Corp.	32,400	1,782
		3,604
TOTAL INDUSTRIALS		176,492
INFORMATION TECHNOLOGY - 6.5%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	475,500	6,172
Comverse Technology, Inc. (a)	483,000	5,463
Motorola, Inc.	1,764,200	14,572
		26,207
Computers & Peripherals - 1.8%
Dell Computer Corp. (a)	686,500	18,748
EMC Corp. (a)	477,000	3,449
Hewlett-Packard Co.	1,221,300	18,991
Sun Microsystems, Inc. (a)	4,164,900	13,578
		54,766
Electronic Equipment & Instruments - 0.2%
Solectron Corp. (a)	1,450,000	4,379
Thermo Electron Corp. (a)	121,200	2,194
		6,573
Semiconductor Equipment & Products - 1.5%
Altera Corp. (a)	273,500	3,703
Analog Devices, Inc. (a)	309,700	8,517
Intel Corp.	613,940	9,995
KLA-Tencor Corp. (a)	176,400	6,340
LAM Research Corp. (a)	311,075	3,543
Linear Technology Corp.	145,600	4,495
Micron Technology, Inc. (a)	435,300	3,543
Novellus Systems, Inc. (a)	120,700	3,291
Xilinx, Inc. (a)	161,900	3,790
		47,217
Software - 2.1%
Activision, Inc. (a)	165,000	2,384
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	2,273,600	$ 55,044
VERITAS Software Corp. (a)	329,700	5,796
		63,224
TOTAL INFORMATION TECHNOLOGY		197,987
MATERIALS - 0.7%
Chemicals - 0.1%
Dow Chemical Co.	154,400	4,263
Metals & Mining - 0.5%
Alcan, Inc.	159,000	4,458
Alcoa, Inc.	548,800	10,636
		15,094
Paper & Forest Products - 0.1%
Bowater, Inc.	46,300	1,720
TOTAL MATERIALS		21,077
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 3.1%
Qwest Communications International, Inc. (a)	4,330,900	15,115
SBC Communications, Inc.	1,385,600	27,795
Verizon Communications, Inc.	1,494,100	52,816
		95,726
UTILITIES - 0.8%
Electric Utilities - 0.8%
FirstEnergy Corp.	611,700	19,269
Southern Co.	78,400	2,230
Wisconsin Energy Corp.	93,000	2,362
		23,861
Gas Utilities - 0.0%
NiSource, Inc.	110,200	2,006
TOTAL UTILITIES		25,867
TOTAL COMMON STOCKS (Cost $2,467,051)		2,040,925
Preferred Stocks - 0.2%
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financials - 0.1%
AES Trust VII $3.00	167,400	$ 3,869
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CSC Holdings, Inc.:
Series H, $11.75	4,630	483
Series M, $11.125	980	101
		584
FINANCIALS - 0.1%
Insurance - 0.1%
American Annuity Group Capital Trust II $88.75 (a)	1,100	1,131
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,715
TOTAL PREFERRED STOCKS (Cost $4,070)		5,584
Corporate Bonds - 19.8%
	Principal Amount (000s)
Convertible Bonds - 1.4%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.2%
Interpublic Group of Companies, Inc. 4.5% 3/15/23 (f)	$ 1,480	1,728
Liberty Media Corp. 3.25% 3/15/31	4,390	4,049
		5,777
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (f)	1,930	2,368
TOTAL CONSUMER DISCRETIONARY		8,145
FINANCIALS - 0.1%
Diversified Financials - 0.1%
IOS Capital LLC 5% 5/1/07 (f)	2,320	2,151
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
HEALTH CARE - 0.4%
Biotechnology - 0.4%
Affymetrix, Inc. 4.75% 2/15/07	$ 13,480	$ 11,997
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.2%
Brocade Communications Systems, Inc. 2% 1/1/07	3,170	2,436
CIENA Corp. 3.75% 2/1/08	4,760	3,570
		6,006
Semiconductor Equipment & Products - 0.1%
Micron Technology, Inc. 2.5% 2/1/10 (f)	540	530
Vitesse Semiconductor Corp. 4% 3/15/05	5,240	4,611
		5,141
TOTAL INFORMATION TECHNOLOGY		11,147
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. 5.25% 1/15/10	10,630	9,168
TOTAL CONVERTIBLE BONDS		42,608
Nonconvertible Bonds - 18.4%
CONSUMER DISCRETIONARY - 4.3%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 4.75% 1/15/08	550	558
Dana Corp.:
6.25% 3/1/04	1,010	1,005
6.5% 3/1/09	670	596
Dura Operating Corp. 8.625% 4/15/12	980	911
Intermet Corp. 9.75% 6/15/09	2,115	1,946
Navistar International Corp. 8% 2/1/08	980	882
		5,898
Hotels, Restaurants & Leisure - 1.2%
Alliance Gaming Corp. 10% 8/1/07	2,315	2,425
Bally Total Fitness Holding Corp. 9.875% 10/15/07	4,295	3,715
Chumash Casino & Resort Enterprise 9% 7/15/10 (f)	1,190	1,252
Circus Circus Enterprises, Inc. 6.45% 2/1/06	710	708
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	1,250	1,331
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	$ 1,220	$ 1,180
Friendly Ice Cream Corp. 10.5% 12/1/07	2,380	2,392
Herbst Gaming, Inc. 10.75% 9/1/08	1,525	1,632
HMH Properties, Inc. 7.875% 8/1/05	1,245	1,226
ITT Corp. 7.375% 11/15/15	2,430	2,236
Mohegan Tribal Gaming Authority 8.375% 7/1/11	260	268
MTR Gaming Group, Inc. 9.75% 4/1/10 (f)	720	734
Park Place Entertainment Corp.:
7.875% 12/15/05	2,130	2,151
7.875% 3/15/10	1,080	1,098
9.375% 2/15/07	1,070	1,137
Penn National Gaming, Inc. 8.875% 3/15/10	1,470	1,507
Premier Parks, Inc. 0% 4/1/08 (d)	3,775	3,690
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/07 (f)	1,130	1,122
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	2,695	2,769
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	3,525	3,666
		36,239
Household Durables - 0.6%
Beazer Homes USA, Inc. 8.375% 4/15/12	1,105	1,155
D.R. Horton, Inc.:
8% 2/1/09	3,810	3,962
8.5% 4/15/12	1,560	1,646
Juno Lighting, Inc. 11.875% 7/1/09	3,415	3,637
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12	3,510	3,528
KB Home 8.625% 12/15/08	1,270	1,321
Lyon William Homes, Inc. 10.75% 4/1/13	1,740	1,723
Ryland Group, Inc.:
8.25% 4/1/08	455	464
9.125% 6/15/11	305	334
Standard Pacific Corp. 9.25% 4/15/12	925	941
		18,711
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. 0% 5/1/08 (d)	1,940	2,008
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.1%
Hasbro, Inc. 6.15% 7/15/08	$ 520	$ 520
The Hockey Co. 11.25% 4/15/09	3,280	3,477
		3,997
Media - 1.5%
Allbritton Communications Co. 7.75% 12/15/12	1,710	1,710
AMC Entertainment, Inc.:
9.5% 3/15/09	3,215	3,215
9.875% 2/1/12	2,410	2,410
American Media Operations, Inc. 10.25% 5/1/09	1,870	2,001
AOL Time Warner, Inc.:
6.75% 4/15/11	515	547
7.625% 4/15/31	1,010	1,072
Cinemark USA, Inc. 9.625% 8/1/08	3,775	3,827
Coaxial Communications of Central Ohio, Inc. 10% 8/15/06	510	510
Continental Cablevision, Inc.:
8.3% 5/15/06	100	112
9% 9/1/08	900	1,064
Corus Entertainment, Inc. 8.75% 3/1/12	980	1,019
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09 (f)	1,580	1,770
EchoStar DBS Corp.:
9.125% 1/15/09	390	425
10.375% 10/1/07	2,230	2,447
Granite Broadcasting Corp.:
8.875% 5/15/08	1,090	954
10.375% 5/15/05	635	603
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	1,340	1,427
K-III Communications Corp. 8.5% 2/1/06	435	431
LBI Media, Inc. 10.125% 7/15/12 (f)	1,605	1,697
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13	580	637
Mediacom LLC/Mediacom Capital Corp. 9.5% 1/15/13	700	726
News America Holdings, Inc.:
7.7% 10/30/25	950	1,051
8% 10/17/16	720	862
News America, Inc. 6.55% 3/15/33 (f)	200	193
PEI Holdings, Inc. 11% 3/15/10 (f)	960	1,003
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
PRIMEDIA, Inc.:
7.625% 4/1/08	$ 300	$ 291
8.875% 5/15/11	585	584
Regal Cinemas Corp. 9.375% 2/1/12	1,520	1,642
Rogers Cablesystems Ltd. yankee 11% 12/1/15	130	137
Rogers Communications, Inc. yankee 8.875% 7/15/07	770	762
Shaw Communications, Inc. yankee 7.2% 12/15/11	865	848
Spanish Broadcasting System, Inc. 9.625% 11/1/09	1,130	1,167
TCI Communications, Inc. 9.8% 2/1/12	465	580
TV Azteca SA de CV yankee 10.5% 2/15/07	2,615	2,354
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (f)	1,665	1,673
Yell Finance BV:
0% 8/1/11 (d)	2,190	1,664
10.75% 8/1/11	1,590	1,765
		45,180
Multiline Retail - 0.2%
Barneys, Inc. 9% 4/1/08 unit (f)	710	604
Dillard's, Inc.:
6.125% 11/1/03	2,545	2,526
6.39% 8/1/03	2,470	2,458
Saks, Inc. 9.875% 10/1/11	1,180	1,233
		6,821
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 9% 6/15/12	1,320	1,122
Gap, Inc. 10.55% 12/15/08	260	299
Hollywood Entertainment Corp. 9.625% 3/15/11	750	776
J. Crew Group, Inc. 13.125% 10/15/08	3,390	2,102
Michaels Stores, Inc. 9.25% 7/1/09	1,030	1,118
United Auto Group, Inc. 9.625% 3/15/12	810	786
		6,203
Textiles Apparel & Luxury Goods - 0.3%
Levi Strauss & Co.:
7% 11/1/06	1,755	1,501
11.625% 1/15/08	1,110	1,060
12.25% 12/15/12 (f)	2,490	2,378
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Russell Corp. 9.25% 5/1/10	$ 1,620	$ 1,750
The William Carter Co. 10.875% 8/15/11	1,470	1,632
		8,321
TOTAL CONSUMER DISCRETIONARY		133,378
CONSUMER STAPLES - 1.0%
Beverages - 0.1%
Constellation Brands, Inc. 8.125% 1/15/12	1,950	2,028
Food & Drug Retailing - 0.4%
Delhaize America, Inc.:
7.375% 4/15/06	700	700
8.125% 4/15/11	330	333
9% 4/15/31	780	764
Rite Aid Corp.:
6% 12/15/05 (f)	1,475	1,342
6.125% 12/15/08 (f)	745	581
6.875% 8/15/13	2,595	1,972
7.125% 1/15/07	2,285	2,011
7.625% 4/15/05	1,080	1,026
7.7% 2/15/27	765	551
9.5% 2/15/11 (f)	1,515	1,568
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	2,815	2,308
9.125% 12/15/11	1,050	861
		14,017
Food Products - 0.4%
Corn Products International, Inc. 8.25% 7/15/07	1,665	1,740
Dean Foods Co. 6.9% 10/15/17	1,930	1,814
Del Monte Corp. 9.25% 5/15/11	4,895	5,213
Doane Pet Care Co. 9.75% 5/15/07	1,560	1,412
Dole Food Co., Inc.:
6.375% 10/1/05	375	401
8.875% 3/15/11 (f)	650	670
		11,250
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Household Products - 0.0%
Fort James Corp.:
6.625% 9/15/04	$ 775	$ 779
6.875% 9/15/07	480	468
		1,247
Tobacco - 0.1%
Philip Morris Companies, Inc. 7% 7/15/05	1,000	1,031
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 6/1/07	745	749
7.75% 5/15/06	320	337
		2,117
TOTAL CONSUMER STAPLES		30,659
ENERGY - 1.2%
Energy Equipment & Services - 0.3%
DI Industries, Inc. 8.875% 7/1/07	2,715	2,796
Grant Prideco, Inc.:
9% 12/15/09	400	425
9.625% 12/1/07	1,230	1,335
Key Energy Services, Inc. 8.375% 3/1/08	2,750	2,922
Kinder Morgan, Inc. 6.5% 9/1/12	250	272
		7,750
Oil & Gas - 0.9%
Centerpoint Energy Resources Corp. 7.875% 4/1/13 (f)	780	806
Chesapeake Energy Corp.:
7.5% 9/15/13 (f)	1,450	1,468
8.375% 11/1/08	1,295	1,360
9% 8/15/12	780	846
Clark Refining & Marketing, Inc.:
8.625% 8/15/08	320	326
8.875% 11/15/07	805	773
Empresa Nacional de Petroleo 6.75% 11/15/12 (f)	325	338
General Maritime Corp. 10% 3/15/13 (f)	2,820	2,876
Nexen, Inc. 7.875% 3/15/32	900	1,002
Nuevo Energy Co.:
9.375% 10/1/10	330	340
9.5% 6/1/08	1,605	1,653
Overseas Shipholding Group, Inc. 8.25% 3/15/13 (f)	2,610	2,610
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Pemex Project Funding Master Trust 6.125% 8/15/08 (f)	$ 750	$ 771
Plains Exploration & Production Co. LP 8.75% 7/1/12	870	905
Pogo Producing Co. 8.25% 4/15/11	770	828
Teekay Shipping Corp. 8.875% 7/15/11	5,100	5,457
The Coastal Corp.:
6.5% 5/15/06	940	804
6.95% 6/1/28	810	567
7.5% 8/15/06	995	876
7.75% 6/15/10	800	652
7.75% 10/15/35	1,230	892
9.625% 5/15/12	405	350
Western Oil Sands, Inc. 8.375% 5/1/12	1,620	1,693
		28,193
TOTAL ENERGY		35,943
FINANCIALS - 2.8%
Banks - 0.2%
Bank of New York Co., Inc.:
3.4% 3/15/13 (i)	295	292
4.25% 9/4/12 (i)	290	298
Capital One Bank 6.875% 2/1/06	105	105
Chevy Chase Savings Bank FSB 9.25% 12/1/08	1,020	1,020
Den Danske Bank AS 6.375% 6/15/08 (f)(i)	1,590	1,688
MBNA Corp. 6.25% 1/17/07	165	175
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (i)	500	591
7.816% 11/29/49	950	1,064
Western Financial Bank 9.625% 5/15/12	2,480	2,480
		7,713
Diversified Financials - 2.1%
Ahold Finance USA, Inc.:
6.25% 5/1/09	650	514
6.875% 5/1/29	1,050	782
8.25% 7/15/10	2,360	2,006
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	2,635	2,767
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Capital One Financial Corp.:
7.25% 5/1/06	$ 1,910	$ 1,862
8.75% 2/1/07	1,315	1,302
Citigroup, Inc. 3.5% 2/1/08	500	501
CMS Energy X-TRAS pass thru trust I 7% 1/15/05	3,060	2,723
Continental Airlines, Inc. pass thru trust certificates:
6.9% 1/2/17	475	190
8.307% 4/2/18	1,945	875
Credit Suisse First Boston (USA), Inc. 4.625% 1/15/08	600	619
Crown Cork & Seal Finance PLC yankee 7% 12/15/06	805	700
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	605	572
7.779% 11/18/05	970	631
Deutsche Telekom International Finance BV:
8.5% 6/15/10	400	469
8.75% 6/15/30	400	475
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp.:
8.5% 6/1/11	2,750	2,750
10.625% 12/1/12 (f)	600	653
FIMEP SA 10.5% 2/15/13 (f)	1,510	1,608
Ford Motor Credit Co. 5.8% 1/12/09	1,735	1,553
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (f)	2,335	2,172
General Motors Acceptance Corp. 6.875% 9/15/11	1,120	1,107
Goldman Sachs Group, Inc.:
5.7% 9/1/12	485	511
6.6% 1/15/12	400	447
Household Finance Corp.:
5.875% 2/1/09	55	59
6.375% 10/15/11	600	653
6.375% 11/27/12	310	340
6.75% 5/15/11	100	111
8% 5/9/05	205	227
HSBC Capital Funding LP 9.547% 12/31/49 (e)(f)	1,045	1,313
IOS Capital, Inc. 9.75% 6/15/04	2,150	2,174
J.P. Morgan Chase & Co.:
5.75% 1/2/13	300	314
6.625% 3/15/12	500	553
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Lehman Brothers Holdings, Inc. 6.625% 1/18/12	$ 450	$ 508
Meditrust Exercisable Put Options Securities Trust 7.114% 8/15/04 (f)	200	200
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. III 9.125% 1/15/11	470	391
Millennium America, Inc. 9.25% 6/15/08	1,105	1,166
Moore North America Finance, Inc. 7.875% 1/15/11 (f)	1,190	1,226
Morgan Stanley 6.6% 4/1/12	540	603
NiSource Finance Corp. 7.625% 11/15/05	190	210
Northern Telecom Capital Corp. 7.875% 6/15/26	820	636
Pemex Project Funding Master Trust 7.375% 12/15/14	380	390
Petronas Capital Ltd. 7% 5/22/12 (f)	1,720	1,875
Pinnacle One Partners LP/Pinnacle One, Inc. 8.83% 8/15/04 (f)	1,630	1,646
Prime Property Funding II 6.25% 5/15/07	370	399
Qwest Capital Funding, Inc.:
5.875% 8/3/04	4,160	3,744
7% 8/3/09	1,490	1,125
7.25% 2/15/11	2,315	1,748
7.75% 8/15/06	5,955	4,853
Qwest Services Corp.:
13% 12/15/07 (f)	960	1,008
13.5% 12/15/10 (f)	960	1,008
14% 12/15/14 (f)	882	948
SESI LLC 8.875% 5/15/11	1,630	1,728
SLM Corp. 5.375% 1/15/13	250	260
Sprint Capital Corp. 6.875% 11/15/28	425	372
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (f)	600	602
11% 2/15/13 (f)	280	281
TXU Eastern Funding yankee 6.75% 5/15/09 (c)	1,115	78
U.S. West Capital Funding, Inc. 6.375% 7/15/08	1,205	904
Verizon Global Funding Corp. 4% 1/15/08	500	510
Verizon Wireless Capital LLC 5.375% 12/15/06	620	663
Xerox Credit Corp. 6.1% 12/16/03	375	372
		62,987
Insurance - 0.1%
MetLife, Inc. 3.911% 5/15/05	600	617
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Principal Life Global Funding I:
5.125% 6/28/07 (f)	$ 800	$ 848
6.25% 2/15/12 (f)	360	391
Travelers Property Casualty Corp. 5% 3/15/13 (f)	145	144
		2,000
Real Estate - 0.4%
AvalonBay Communities, Inc. 5% 8/1/07	395	408
BRE Properties, Inc. 5.95% 3/15/07	895	956
Camden Property Trust 5.875% 6/1/07	455	485
CarrAmerica Realty Corp. 5.25% 11/30/07	275	283
CenterPoint Properties Trust 6.75% 4/1/05	530	564
EOP Operating LP 7.75% 11/15/07	750	861
Gables Realty LP 5.75% 7/15/07	200	203
iStar Financial, Inc. 8.75% 8/15/08	2,120	2,279
LNR Property Corp.:
9.375% 3/15/08	2,475	2,506
10.5% 1/15/09	665	692
Mack-Cali Realty LP:
7% 3/15/04	325	339
7.25% 3/15/09	250	283
MeriStar Hospitality Corp. 9% 1/15/08	990	844
Senior Housing Properties Trust 8.625% 1/15/12	1,400	1,446
Vornado Realty Trust 5.625% 6/15/07	300	309
		12,458
TOTAL FINANCIALS		85,158
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.0%
Millipore Corp. 7.5% 4/1/07	1,030	1,007
Health Care Providers & Services - 0.4%
Alderwoods Group, Inc.:
11% 1/2/07	382	383
12.25% 1/2/09	1,440	1,296
AmeriPath, Inc. 10.5% 4/1/13 (f)	870	896
Hanger Orthopedic Group, Inc. 10.375% 2/15/09	805	861
Owens & Minor, Inc. 8.5% 7/15/11	1,270	1,372
PacifiCare Health Systems, Inc. 10.75% 6/1/09	3,410	3,683
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp. 7.375% 2/1/13	$ 705	$ 705
Vanguard Health Systems, Inc. 9.75% 8/1/11	2,600	2,470
		11,666
Pharmaceuticals - 0.2%
aaiPharma, Inc. 11% 4/1/10	5,040	5,191
Biovail Corp. yankee 7.875% 4/1/10	950	990
		6,181
TOTAL HEALTH CARE		18,854
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.0%
Raytheon Co. 8.2% 3/1/06	600	677
Transdigm, Inc. 10.375% 12/1/08	540	571
		1,248
Airlines - 0.0%
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	392	215
6.65% 3/15/04	635	445
10.14% 8/14/12	280	154
		814
Building Products - 0.1%
Nortek, Inc.:
9.125% 9/1/07	1,225	1,265
9.25% 3/15/07	410	422
		1,687
Commercial Services & Supplies - 0.3%
Allied Waste North America, Inc.:
7.625% 1/1/06	2,525	2,576
7.875% 1/1/09	620	632
10% 8/1/09	1,345	1,399
Browning-Ferris Industries, Inc. 6.375% 1/15/08	2,080	1,841
JohnsonDiversey, Inc. 9.625% 5/15/12	2,735	2,940
National Waterworks, Inc. 10.5% 12/1/12 (f)	790	857
		10,245
Construction & Engineering - 0.1%
Shaw Group, Inc. 10.75% 3/15/10 (f)	2,170	2,148
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - 0.2%
Tyco International Group SA yankee:
5.8% 8/1/06	$ 3,580	$ 3,419
5.875% 11/1/04	150	149
6.375% 6/15/05	110	109
6.375% 2/15/06	1,755	1,711
6.75% 2/15/11	1,695	1,619
		7,007
Machinery - 0.6%
AGCO Corp.:
8.5% 3/15/06	260	260
9.5% 5/1/08	1,530	1,645
Cummins, Inc.:
5.65% 3/1/98	1,645	954
9.5% 12/1/10 (f)	760	783
Dresser, Inc. 9.375% 4/15/11	3,335	3,277
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	5,015	5,015
Navistar International Corp. 9.375% 6/1/06	1,280	1,293
NMHG Holding Co. 10% 5/15/09	880	933
Terex Corp.:
Series D, 8.875% 4/1/08	650	639
8.875% 4/1/08	2,210	2,188
TriMas Corp.:
9.875% 6/15/12 (f)	1,220	1,232
9.875% 6/15/12	400	404
		18,623
Road & Rail - 0.1%
TFM SA de CV:
12.5% 6/15/12	1,335	1,275
yankee 10.25% 6/15/07	525	469
		1,744
TOTAL INDUSTRIALS		43,516
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.0%
Lucent Technologies, Inc.:
5.5% 11/15/08	$ 590	$ 425
6.5% 1/15/28	445	283
7.25% 7/15/06	585	515
Motorola, Inc. 8% 11/1/11	345	378
Nortel Networks Corp. yankee 6.125% 2/15/06	815	742
		2,343
Computers & Peripherals - 0.1%
NCR Corp. 7.125% 6/15/09 (f)	765	806
Seagate Technology HDD Holdings 8% 5/15/09	1,820	1,906
		2,712
Electronic Equipment & Instruments - 0.4%
Avnet, Inc. 9.75% 2/15/08	1,480	1,524
ChipPAC International Ltd. 12.75% 8/1/09	1,055	1,161
Flextronics International Ltd. yankee 8.75% 10/15/07	3,470	3,626
Ingram Micro, Inc. 9.875% 8/15/08	1,630	1,728
PerkinElmer, Inc. 8.875% 1/15/13 (f)	1,940	2,052
Solectron Corp. 7.375% 3/1/06	2,305	2,265
		12,356
IT Consulting & Services - 0.1%
Anteon Corp. 12% 5/15/09	2,346	2,557
Office Electronics - 0.1%
Xerox Corp.:
7.15% 8/1/04	1,335	1,328
7.2% 4/1/16	1,555	1,392
		2,720
Semiconductor Equipment & Products - 0.2%
AMI Semiconductor, Inc. 10.75% 2/1/13 (f)	885	925
Micron Technology, Inc. 6.5% 9/30/05 (k)	5,000	4,500
		5,425
TOTAL INFORMATION TECHNOLOGY		28,113
MATERIALS - 2.1%
Chemicals - 0.3%
Berry Plastics Corp. 10.75% 7/15/12	2,535	2,655
Georgia Gulf Corp. 10.375% 11/1/07	805	857
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Huntsman International LLC 9.875% 3/1/09	$ 1,010	$ 1,061
Methanex Corp. yankee 7.75% 8/15/05	3,245	3,342
PolyOne Corp. 8.875% 5/1/12	1,350	1,134
		9,049
Containers & Packaging - 0.7%
Anchor Glass Container Corp. 11% 2/15/13 (f)	2,020	2,111
BWAY Corp. 10% 10/15/10 (f)	510	537
Crown Cork & Seal, Inc.:
7.375% 12/15/26	1,050	709
8% 4/15/23	1,510	1,049
Crown European Holdings SA:
9.5% 3/1/11 (f)	1,040	1,040
10.875% 3/1/13 (f)	1,040	1,053
Graphic Packaging Corp. 8.625% 2/15/12	450	468
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	2,165	2,219
Owens-Illinois, Inc.:
7.15% 5/15/05	3,100	3,092
7.35% 5/15/08	960	912
7.5% 5/15/10	880	812
7.8% 5/15/18	4,270	3,544
7.85% 5/15/04	2,090	2,100
8.1% 5/15/07	845	820
Silgan Holdings, Inc. 9% 6/1/09	1,095	1,133
		21,599
Metals & Mining - 0.6%
California Steel Industries, Inc. 8.5% 4/1/09	755	781
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)	175	185
Falconbridge Ltd. yankee 7.35% 6/5/12	740	792
Freeport-McMoRan Copper & Gold, Inc. 7.5% 11/15/06	3,950	3,990
Luscar Coal Ltd. 9.75% 10/15/11	730	810
P&L Coal Holdings Corp. 9.625% 5/15/08	6,530	6,865
Peabody Energy Corp. 6.875% 3/15/13 (f)	2,010	2,040
Phelps Dodge Corp.:
8.75% 6/1/11	675	729
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Phelps Dodge Corp.: - continued
9.5% 6/1/31	$ 2,375	$ 2,541
Steel Dynamics, Inc. 9.5% 3/15/09	1,695	1,729
		20,462
Paper & Forest Products - 0.5%
Boise Cascade Corp. 7.68% 3/29/06	705	746
Domtar, Inc. yankee 7.875% 10/15/11	200	236
Georgia-Pacific Corp.:
7.375% 12/1/25	490	375
7.5% 5/15/06	4,430	4,209
8.125% 5/15/11	1,920	1,788
8.875% 5/15/31	3,530	3,001
9.625% 3/15/22	480	418
Louisiana-Pacific Corp. 10.875% 11/15/08	470	517
Stone Container Corp. 9.75% 2/1/11	3,145	3,428
		14,718
TOTAL MATERIALS		65,828
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
AT&T Broadband Corp. 8.375% 3/15/13	200	237
AT&T Corp.:
7% 11/15/06	150	160
7.8% 11/15/11	300	323
Citizens Communications Co.:
8.5% 5/15/06	700	792
9.25% 5/15/11	235	295
France Telecom SA:
8.7% 3/1/06	300	341
9.25% 3/1/11	200	240
10% 3/1/31	280	365
Qwest Corp. 8.875% 3/15/12 (f)	3,505	3,733
Rogers Cantel, Inc. yankee:
8.8% 10/1/07	1,505	1,475
9.375% 6/1/08	315	323
Telefonica Europe BV 7.75% 9/15/10	450	530
Telefonos de Mexico SA de CV 8.25% 1/26/06	410	458
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
TELUS Corp. yankee 8% 6/1/11	$ 690	$ 731
Triton PCS, Inc.:
0% 5/1/08 (d)	290	258
8.75% 11/15/11	1,765	1,465
9.375% 2/1/11	2,760	2,346
U.S. West Communications:
5.65% 11/1/04	530	514
7.2% 11/1/04	1,770	1,761
		16,347
Wireless Telecommunication Services - 0.7%
American Tower Corp. 9.375% 2/1/09	1,245	1,121
AT&T Wireless Services, Inc. 8.75% 3/1/31	450	516
Crown Castle International Corp.:
9.375% 8/1/11	2,230	2,018
10.75% 8/1/11	1,215	1,172
Nextel Communications, Inc.:
9.375% 11/15/09	1,045	1,097
9.5% 2/1/11	915	965
9.75% 10/31/07	475	489
9.95% 2/15/08	750	780
Nextel Partners, Inc. 0% 2/1/09 (d)	2,860	2,631
Rogers Wireless, Inc. 9.625% 5/1/11	4,785	5,024
VoiceStream Wireless Corp.:
0% 11/15/09 (d)	2,974	2,796
10.375% 11/15/09	964	1,060
		19,669
TOTAL TELECOMMUNICATION SERVICES		36,016
UTILITIES - 2.9%
Electric Utilities - 1.5%
Allegheny Energy Supply Co. LLC:
Series A, 10.25% 11/15/07 (f)(g)	1,320	1,320
Series B, 10.25% 11/15/07 (f)(i)	125	126
7.8% 3/15/11	2,295	1,767
8.75% 4/15/12 (f)	2,020	1,535
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
CMS Energy Corp.:
6.75% 1/15/04	$ 2,820	$ 2,679
7.5% 1/15/09	1,115	925
7.625% 11/15/04	1,195	1,093
8.5% 4/15/11	340	287
8.9% 7/15/08	855	718
9.875% 10/15/07	1,635	1,496
Constellation Energy Group, Inc. 6.35% 4/1/07	405	442
Dominion Resources, Inc.:
2.8% 2/15/05	335	336
6.25% 6/30/12	205	222
Duke Capital Corp. 6.75% 2/15/32	330	279
Edison International 6.875% 9/15/04	695	690
FirstEnergy Corp. 6.45% 11/15/11	325	344
Illinois Power Co.:
7.5% 6/15/09	550	495
11.5% 12/15/10 (f)	3,605	3,803
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	275	280
5.875% 10/1/12	300	311
Midland Funding Corp. II 11.75% 7/23/05	975	1,024
Monongahela Power Co. 5% 10/1/06	265	257
Nevada Power Co. 10.875% 10/15/09 (f)	1,635	1,692
Pacific Gas & Electric Co.:
6.25% 8/1/03	1,535	1,512
6.25% 3/1/04	2,985	2,940
6.75% 10/1/23	1,190	1,119
8.25% 11/1/22	2,340	2,270
9.625% 11/1/05 (f)	1,700	1,717
PSI Energy, Inc. 6.65% 6/15/06	755	819
Public Service Co. of Colorado 7.875% 10/1/12 (f)	395	484
Reliant Energy Resources Corp.:
7.75% 2/15/11	475	485
8.125% 7/15/05	1,710	1,710
Southern California Edison Co.:
6.25% 6/15/03	165	165
8% 2/15/07 (f)	3,545	3,793
Southwestern Public Service Co. 5.125% 11/1/06	500	522
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
TECO Energy, Inc.:
7% 5/1/12	$ 810	$ 705
10.5% 12/1/07	2,095	2,168
TXU Corp. 6.375% 6/15/06	1,730	1,782
		44,312
Gas Utilities - 0.6%
ANR Pipeline, Inc.:
8.875% 3/15/10 (f)	650	683
9.625% 11/1/21	805	865
CMS Panhandle Holding Co. 6.125% 3/15/04	1,490	1,490
Columbia Energy Group 6.8% 11/28/05	190	208
El Paso Energy Corp.:
6.75% 5/15/09	645	519
6.95% 12/15/07	1,825	1,533
7.375% 12/15/12	80	61
7.75% 1/15/32	815	583
8.05% 10/15/30	2,235	1,620
Noram Energy Corp. 6.5% 2/1/08	355	351
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (f)	575	612
Sonat, Inc.:
6.75% 10/1/07	980	791
6.875% 6/1/05	2,835	2,537
7.625% 7/15/11	765	604
Southern Natural Gas Co.:
7.35% 2/15/31	235	216
8% 3/1/32	805	769
8.875% 3/15/10 (f)	780	821
Tennessee Gas Pipeline Co.:
6% 12/15/11	65	57
7% 10/15/28	2,200	1,826
7.625% 4/1/37	600	516
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	845	828
8.875% 7/15/12	990	1,052
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Williams Holdings of Delaware, Inc.:
6.25% 2/1/06	$ 140	$ 126
6.5% 12/1/08	1,190	994
		19,662
Multi-Utilities & Unregulated Power - 0.8%
AES Corp.:
8.75% 6/15/08	605	466
8.875% 2/15/11	2,675	2,194
9.375% 9/15/10	1,070	899
9.5% 6/1/09	1,005	854
El Paso Corp.:
7% 5/15/11	1,525	1,205
7.875% 6/15/12 (f)	485	398
Western Resources, Inc.:
6.875% 8/1/04	800	804
9.75% 5/1/07	3,455	3,662
Williams Companies, Inc.:
6.5% 8/1/06	3,750	3,403
6.75% 1/15/06	855	774
7.125% 9/1/11	1,990	1,711
7.5% 1/15/31	815	632
7.625% 7/15/19	795	628
7.75% 6/15/31	420	330
7.875% 9/1/21	2,755	2,197
8.125% 3/15/12 (f)	1,145	1,002
8.75% 3/15/32 (f)	425	357
9.25% 3/15/04	2,425	2,383
		23,899
TOTAL UTILITIES		87,873
TOTAL NONCONVERTIBLE BONDS		565,338
TOTAL CORPORATE BONDS (Cost $577,157)		607,946
U.S. Government and Government Agency Obligations - 1.1%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 0.5%
Fannie Mae:
4.375% 3/15/13	$ 330	$ 329
6.25% 2/1/11	5,250	5,901
6.25% 7/19/11	200	210
Freddie Mac:
2.75% 3/15/08	540	533
5.5% 7/15/06 (g)	3,230	3,550
5.875% 3/21/11	3,175	3,502
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		14,025
U.S. Treasury Inflation Protected Obligations - 0.0%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	350	462
U.S. Treasury Obligations - 0.6%
U.S. Treasury Bills, yield at date of purchase 1.15% to 1.17% 4/3/03 to 5/1/03	3,400	3,398
U.S. Treasury Bonds 7.875% 2/15/21	7,200	9,889
U.S. Treasury Notes:
3% 2/15/08	380	384
3.875% 2/15/13	400	402
4.375% 5/15/07	4,175	4,483
TOTAL U.S. TREASURY OBLIGATIONS		18,556
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $32,950)		33,043
U.S. Government Agency - Mortgage Securities - 2.4%

Fannie Mae - 1.6%
4.5% 6/1/18 (g)	2,000	2,013
4.5% 6/17/18 (g)	3,000	3,020
5% 4/1/18 (g)	4,181	4,292
5.5% 4/1/18 (g)	3,850	3,994
5.5% 1/1/32 to 5/1/32 (h)	2,037	2,082
5.5% 4/1/33 (g)	8,989	9,174
6% 1/1/09 to 1/1/29	7,188	7,521
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
6% 4/1/33 (g)	$ 1,102	$ 1,142
6.5% 5/1/23 to 7/1/32	5,941	6,207
6.5% 4/1/33 (g)	3,253	3,393
7% 12/1/24 to 12/1/28	3,038	3,215
7.5% 5/1/27 to 11/1/31	3,342	3,566
8% 6/1/10	10	11
TOTAL FANNIE MAE		49,630
Freddie Mac - 0.0%
7.5% 4/1/22 to 11/1/30	699	749
7.5% 3/1/33 (g)	402	428
8% 7/1/25 to 4/1/27	260	282
TOTAL FREDDIE MAC		1,459
Government National Mortgage Association - 0.8%
6% 6/15/08 to 9/15/10	489	518
6.5% 9/15/08 to 8/15/32	17,854	18,822
6.5% 4/1/33 (g)	614	644
7% 1/15/28 to 7/15/28	2,310	2,456
7.5% 10/15/22 to 8/15/28	878	946
8% 5/15/25	85	94
8.5% 10/15/29 to 4/15/30	396	431
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		23,911
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $72,411)		75,000
Asset-Backed Securities - 0.5%

Ameriquest Mortgage Securities, Inc. 2.1288% 3/1/33 (i)	275	278
Amortizing Residential Collateral Trust:
1.655% 8/25/32 (i)	1,768	1,765
2.105% 10/25/32 (i)	1,550	1,535
7% 6/25/32	111	110
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Asset Backed Securities Corp. Home Equity Loan Trust:
1.68% 4/15/33 (g)(i)	$ 585	$ 585
2.2% 4/15/33 (g)(i)	325	325
Associates Automobile Receivables Trust 7.83% 8/15/07	530	565
Capital One Master Trust:
4.55% 2/15/08	1,800	1,861
4.9% 3/15/10	1,180	1,238
Capital One Multi-Asset Execution Trust 1.96% 7/15/08 (i)	600	596
CDC Mortgage Capital, Inc. Nim Trust 10% 1/25/33 (f)	285	285
CIT Marine Trust 5.8% 4/15/10	75	75
Citibank Credit Card Master Trust I 5.75% 2/15/06	420	435
Countrywide Home Loans, Inc. 1.735% 5/25/33 (i)	886	886
CS First Boston Mortgage Securities Corp.:
1.68% 8/25/33 (i)	110	110
2.18% 8/25/33 (i)	130	130
CS First Boston Mortgage Securities Corp. Nims Trust:
8% 8/27/32 (f)	110	107
8% 8/27/32 (f)	514	503
Ford Credit Auto Owner Trust 5.71% 9/15/05	335	350
GSAMP Nim Trust 8.25% 10/20/32 (f)	200	199
Home Equity Asset Trust Nims Trust 8% 3/27/33 (f)	255	250
Household Private Label Credit Card Master Note Trust I:
2.53% 9/15/09 (i)	270	270
5.5% 1/18/11	100	107
Long Beach Asset Holdings Corp. Nim Trust 9.05% 5/25/32 (f)	265	259
MBNA Credit Card Master Note Trust:
1.64% 1/15/09 (i)	150	150
1.655% 10/15/08 (i)	150	150
1.66% 10/15/09 (i)	150	149
Morgan Stanley Dean Witter Capital I Trust:
9.5% 9/25/32 (f)	301	301
10% 1/25/32 (f)	110	110
10% 2/25/32 (f)	63	63
10% 4/25/32 (f)	83	83
10% 5/25/32 (f)	75	75
New Century Home Equity Loan Trust 1.755% 1/25/33 (i)	565	565
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Residential Asset Mortgage Products, Inc. 3.6% 12/1/32 (g)	$ 425	$ 422
Sears Credit Account Master Trust II 7.5% 11/15/07	650	671
TOTAL ASSET-BACKED SECURITIES (Cost $15,444)		15,563
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
Credit-Based Asset Servicing and Securitization LLC weighted average coupon Series 1997-2 Class 2B, 6.9501% 12/29/25 (f)(i)	158	76
U.S. Government Agency - 0.1%
Fannie Mae:
planned amortization class Series 1999-54 Class PH, 6.5% 11/18/29	800	857
REMIC planned amortization class Series 1999-57 Class PH, 6.5% 12/25/29	700	744
Fannie Mae guaranteed REMIC planned amortization class Series 2002-64 Class PC, 5.5% 12/25/26	270	284
Freddie Mac Multi-class participation certificates guaranteed REMIC planned amortization class Series 2444 Class PF, 6.5% 8/15/27	2,300	2,399
TOTAL U.S. GOVERNMENT AGENCY		4,284
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,146)		4,360
Commercial Mortgage Securities - 0.8%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	448	493
Series 1997-D5 Class PS1, 1.6984% 2/14/43 (i)(j)	3,728	262
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.722% 8/1/24 (f)(i)	1,308	1,033
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	866	942
Class B, 7.48% 2/1/08	770	869
COMM floater:
Series 2001-FL5A Class A2, 1.83% 11/15/13 (f)(i)	295	295
Series 2002-FL7 Class A2, 1.63% 11/15/14 (f)(i)	330	330
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Crest Dartmouth Street 2003 1 Ltd./Crest Dartmouth Street 2003 1 Corp. Series 2003-1A Class C, 6.667% 6/28/38 (g)	$ 315	$ 315
CS First Boston Mortgage Securities Corp.:
floater Series 2001-TFLA Class B, 2.18% 12/15/11 (f)(i)	640	638
Series 1997-C2 Class D, 7.27% 1/17/35	1,275	1,399
Series 1998-C1 Class D, 7.17% 5/17/40	175	186
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,420	1,461
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CG1 Class A1B, 6.41% 6/10/31	270	302
Series 1999-CG2 Class A1B, 7.3% 6/10/32	150	176
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.9981% 4/29/39 (f)(i)	1,800	1,518
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C 6.944% 6/15/31	600	684
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class E, 0% 4/15/19 (c)(f)(i)	500	0
GAFCO Franchisee Loan Trust Series 1998-1 Class D, 13.5% 6/1/16 (f)(i)	1,650	1,122
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-26 Class C, 6.0213% 2/16/24 (i)	500	548
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1999-C1 Class A2, 6.175% 5/15/33	325	362
Series 1996-C1 Class F, 7.86% 11/15/06 (f)	750	779
GMPT Commercial Mortgage Backed Securities floater Series 1999-C1A Class A, 1.68% 8/15/09 (f)(i)	220	220
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class SWDB 5.855% 11/11/19 (f)	415	427
GS Mortgage Securities Corp. II:
sequential pay Series 1998-GLII Class A2, 6.562% 4/13/31	450	500
Series 1998-GLII Class E, 6.9711% 4/13/31 (i)	430	413
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 1999-C7 Class A2, 6.507% 10/15/35	475	535
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class B, 6.59% 2/18/30	400	444
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (f)	360	324
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
LTC Commercial Mortgage pass thru certificates:
sequential pay Series 1998-1 Class A, 6.029% 5/28/30 (f)	$ 654	$ 659
Series 1996-1 Class E, 9.16% 4/15/28	500	344
Morgan Stanley Capital I, Inc. sequential pay Series 1999-WF1 Class A2, 6.21% 11/15/31	105	117
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.7545% 3/12/35 (f)(i)(j)	2,770	213
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML:
Class K, 7.9% 11/15/26 (f)	1,750	1,876
Class L, 7.9% 11/15/26 (f)	1,300	1,217
Salomon Brothers Mortgage Securities VII, Inc. Series 2000-C3 Class A2, 6.592% 12/18/33	335	379
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	123	124
Thirteen Affiliates of General Growth Properties, Inc. Series 1:
Class D2, 6.992% 11/15/07 (f)	1,410	1,540
Class E2, 7.224% 11/15/07 (f)	840	906
Trizechahn Office Properties Trust 7.253% 3/15/13 (f)	200	210
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,055)		24,162
Foreign Government and Government Agency Obligations - 0.1%

Chilean Republic:
5.5% 1/15/13	595	599
5.625% 7/23/07	520	553
7.125% 1/11/12	855	962
United Mexican States:
6.375% 1/16/13	380	380
8% 9/24/22	700	733
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,031)		3,227
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $257)	260	268
Floating Rate Loans - 0.3%
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - 0.2%
Diversified Financials - 0.2%
Nextel Finance Co.:
Tranche B term loan 4.75% 6/30/08 (i)	$ 3,670	$ 3,570
Tranche C term loan 5% 12/31/08 (i)	3,670	3,570
		7,140
INFORMATION TECHNOLOGY - 0.1%
Semiconductor Equipment & Products - 0.1%
Semiconductor Components Industries LLC:
Tranche B term loan 5.875% 8/4/06 (g)(i)	657	611
Tranche C term loan 5.875% 8/4/07 (g)(i)	706	656
		1,267
TOTAL FLOATING RATE LOANS (Cost $8,000)		8,407
Money Market Funds - 9.2%
	Shares
Fidelity Cash Central Fund, 1.37% (b)	271,680,238	271,680
Fidelity Money Market Central Fund, 1.38% (b)	8,056,119	8,056
Fidelity Securities Lending Cash Central Fund, 1.33% (b)	940,500	941
TOTAL MONEY MARKET FUNDS (Cost $280,677)		280,677
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.37%, dated 3/31/03 due 4/1/03) (Cost $2,607)	$ 2,607	2,607
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $3,490,856)		3,101,769
NET OTHER ASSETS - (1.3)%		(39,949)
NET ASSETS - 100%		$ 3,061,820
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.40775% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2006	$ 2,000	$ (3)
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $104,203,000 or 3.4% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 9/12/02	$ 4,192
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Governments	3.5%
AAA,AA,A	1.0
BBB	1.5
BB	6.2
B	9.2
CCC,CC,C	2.5
Not Rated	1.1
Equities	66.9
Short-Term and Net Other Assets	8.1
Total	100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used
S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Purchases and sales of securities, other than short-term securities, aggregated $1,146,371,000 and $1,422,329,000, respectively, of which long-term U.S. government and government agency obligations aggregated $209,074,000 and $261,865,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $88,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,500,000 or 0.1% of net assets.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $8,407,000 or 0.3% of net assets.
Income Tax Information
At September 30, 2002, the fund had a capital loss carryforward of approximately $452,142,000 of which $74,519,000 and $377,623,000 will expire on September 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2003 approximately $205,222,000 of losses recognized during the period November 1, 2001 to September 30, 2002.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		March 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $869 and repurchase agreements of $2,607) (cost $3,490,856) - See accompanying schedule		$ 3,101,769
Commitment to sell securities on a delayed delivery basis	$ (3,572)
Receivable for securities sold on a delayed delivery basis	3,585	13
Cash		192
Receivable for investments sold Regular delivery		11,161
Delayed delivery		6,835
Receivable for fund shares sold		2,685
Dividends receivable		3,122
Interest receivable		14,446
Other receivables		13
Total assets		3,140,236

Liabilities
Payable for investments purchased Regular delivery	25,498
Delayed delivery	36,972
Payable for fund shares redeemed	12,854
Unrealized loss on swap agreements	3
Accrued management fee	1,498
Other payables and accrued expenses	650
Collateral on securities loaned, at value	941
Total liabilities		78,416

Net Assets		$ 3,061,820
Net Assets consist of:
Paid in capital		$ 4,238,034
Undistributed net investment income		29,570
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(816,707)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(389,077)
Net Assets, for 261,439 shares outstanding		$ 3,061,820
Net Asset Value, offering price and redemption price per share ($3,061,820 ÷ 261,439 shares)		$ 11.71

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended March 31, 2003 (Unaudited)

Investment Income
Dividends		$ 20,621
Interest		42,829
Security lending		4
Total income		63,454

Expenses
Management fee	$ 9,485
Transfer agent fees	3,903
Accounting and security lending fees	302
Non-interested trustees' compensation	6
Depreciation in deferred trustee compensation	(6)
Custodian fees and expenses	44
Registration fees	15
Audit	32
Legal	10
Miscellaneous	19
Total expenses before reductions	13,810
Expense reductions	(332)	13,478
Net investment income (loss)		49,976
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(159,010)
Futures contracts	1,154
Total net realized gain (loss)		(157,856)
Change in net unrealized appreciation (depreciation) on: Investment securities	308,177
Futures contracts	12,889
Swap agreements	(3)
Delayed delivery commitments	13
Total change in net unrealized appreciation (depreciation)		321,076
Net gain (loss)		163,220
Net increase (decrease) in net assets resulting from operations		$ 213,196

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2003 (Unaudited)	Year ended September 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,976	$ 106,376
Net realized gain (loss)	(157,856)	(234,912)
Change in net unrealized appreciation (depreciation)	321,076	(365,366)
Net increase (decrease) in net assets resulting from operations	213,196	(493,902)
Distributions to shareholders from net investment income	(98,119)	(120,566)
Share transactions Net proceeds from sales of shares	182,700	451,259
Reinvestment of distributions	96,342	118,338
Cost of shares redeemed	(454,635)	(748,639)
Net increase (decrease) in net assets resulting from share transactions	(175,593)	(179,042)
Total increase (decrease) in net assets	(60,516)	(793,510)

Net Assets
Beginning of period	3,122,336	3,915,846
End of period (including undistributed net investment income of $29,570 and undistributed net investment income of $77,713, respectively)	$ 3,061,820	$ 3,122,336
Other Information Shares
Sold	15,133	33,085
Issued in reinvestment of distributions	7,942	8,287
Redeemed	(37,896)	(55,646)
Net increase (decrease)	(14,821)	(14,274)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended March 31, 2003	Years ended September 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.30	$ 13.48	$ 20.33	$ 19.05	$ 18.80	$ 19.97
Income from Investment Operations
Net investment income (loss) D	.19	.37 F	.42	.48	.46	.49
Net realized and unrealized gain (loss)	.58	(2.13) F	(4.25)	2.35	2.82	.49
Total from investment operations	.77	(1.76)	(3.83)	2.83	3.28	.98
Distributions from net investment income	(.36)	(.42)	(.46)	(.45)	(.35)	(.40)
Distributions from net realized gain	-	-	(2.56)	(1.10)	(2.68)	(1.75)
Total distributions	(.36)	(.42)	(3.02)	(1.55)	(3.03)	(2.15)
Net asset value, end of period	$ 11.71	$ 11.30	$ 13.48	$ 20.33	$ 19.05	$ 18.80
Total Return B, C	6.70%	(13.71)%	(20.93)%	15.50%	18.37%	5.33%
Ratios to Average Net Assets E
Expenses before expense reductions	.85% A	.84%	.81%	.80%	.83%	.84%
Expenses net of voluntary waivers, if any	.85% A	.84%	.81%	.80%	.83%	.84%
Expenses net of all reductions	.83% A	.81%	.78%	.77%	.80%	.80%
Net investment income (loss)	3.08% A	2.73% F	2.62%	2.46%	2.38%	2.49%
Supplemental Data
Net assets, end of period (in millions)	$ 3,062	$ 3,122	$ 3,916	$ 5,256	$ 5,051	$ 4,537
Portfolio turnover rate	76% A	101%	143%	197%	101%	150%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity® Asset Manager: Growth (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees . A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 138,090	|
Unrealized depreciation	(541,777)
Net unrealized appreciation (depreciation)	$ (403,687)
Cost for federal income tax purposes	$ 3,505,456

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows based periodically on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Semiannual Report

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous repurchase of similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to interest income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to interest income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,572 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $311 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $3 and $18, respectively.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager: Aggressive®

Asset Manager: Growth®

Asset Manager: Income®

Fidelity Freedom Funds® -
Income, 2000, 2010, 2020, 2030, 2040

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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(8 a.m. - 9 p.m.)

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Corporate Headquarters
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AMG-SANN-0503 344741
1.702312.105

Spartan®

Investment Grade Bond

Fund

Semiannual Report

March 31, 2003 (2_fidelity_logos)(Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Developments in Iraq significantly influenced the financial markets in the first quarter of 2003. War concerns pressured stocks in January and February. Then, after the coalition's opening salvo, stocks rose on hopes for a quick end to the hostilities. However, they soon dropped again as investors feared the battle could be more protracted than expected. Meanwhile, investment-grade bonds posted steady, if unspectacular, returns, and high-yield bonds jumped sharply higher.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended March 31, 2003	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan ® Inv. Grade Bond	4.27%	11.77%	42.87%	100.56%
LB Aggregate Bond	2.99%	11.69%	43.64%	100.93%
Intermediate Investment Grade Debt Funds Average	3.25%	9.97%	36.23%	86.30%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended March 31, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan Inv. Grade Bond	11.77%	7.40%	7.21%
LB Aggregate Bond	11.69%	7.51%	7.23%
Intermediate Investment Grade Debt Funds Average	9.97%	6.36%	6.40%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Investment Grade Bond Fund on March 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Aggregate Bond Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Total Return Components

	Six months ended March 31,	Years ended September 30,
	2003	2002	2001	2000	1999	1998
Dividend returns	2.10%	5.03%	6.69%	6.73%	5.83%	6.56%
Capital returns	2.17%	2.20%	6.20%	-0.10%	-5.73%	4.39%
Total returns	4.27%	7.23%	12.89%	6.63%	0.10%	10.95%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended March 31, 2003	Past 1 month	Past 6 months	Past 1 year
Dividends per share	3.37¢	22.10¢	47.44¢
Annualized dividend rate	3.67%	4.13%	4.46%
30-day annualized yield	3.15%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.80 over the past one month, $10.73 over the past six months and $10.63 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses during the periods shown, the yield would have been 3.06%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Bonds fared well during the six months ending March 31, 2003, bolstered by favorable interest rate conditions and strong supply/demand technicals. The Lehman Brothers® Aggregate Bond Index - a proxy for taxable bond performance - returned 2.99%. Despite a more positive environment for riskier assets, a flight to quality in bonds generally persisted due to uncertainty about the economy and the war in Iraq. For much of the period, investors sought safety in the highest-quality bonds, driving Treasury prices up and yields down to 40-year lows. The Lehman Brothers Treasury Index rose 1.45%. However, given the low level of interest rates, all spread sectors - including corporate, mortgage and government agency securities - outperformed Treasuries, as investors searched for higher-yielding instruments. Accordingly, the Lehman Brothers Credit Bond, U.S. Agency and Mortgage-Backed Securities indexes returned 5.55%, 2.41% and 2.30%, respectively. Corporates led the way after struggling for most of 2002, enjoying their best six-month return ever relative to comparable duration Treasuries. Yield spreads narrowed sharply from record-wide levels, fueled in part by fewer unexpected negative company announcements. Strong institutional demand helped mortgages overcome increased volatility and higher prepayment activity.

(Portfolio Manager photograph)
An interview with Kevin Grant, Portfolio Manager of Spartan Investment Grade Bond Fund

Q. How did the fund perform, Kevin?

A. I'm pleased with our results. For the six months ending March 31, 2003, the fund returned 4.27%, topping the Lehman Brothers Aggregate Bond Index and the Lipper Inc. intermediate investment grade debt funds average, which returned 2.99% and 3.25%, respectively. For the 12 months ending March 31, 2003, the fund was up 11.77%, while the Lehman Brothers index and Lipper average gained 11.69% and 9.97%, respectively.

Q. What market factors influenced results during the past six months?

A. Unprecedented volatility in the corporate bond market set the tone. Corporates were extremely cheap heading into the period, hurt by scores of rating agency downgrades and corporate scandals, as well as concerns about the economy and the looming specter of war with Iraq. At the same time, there was very little money flow into the market either from banks - in the form of loans to companies - or investors buying corporate bonds. This was an opportune environment for us, as we used market weakness to buy high-quality corporate bonds at very cheap levels. We then benefited as many of these same corporates rebounded strongly in the fall - and continued to rally through the end of the period - amid a more positive environment for riskier assets. While company fundamentals generally hadn't improved that much, the attractiveness of high-yield securities became very evident to many investors and money started to pour into that sector, flows that spilled over to our investment-grade corporate bonds.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did you beat your benchmarks so soundly?

A. Strong sector and security selection largely drove the fund's outperformance. I emphasized attractively valued corporate and mortgage securities based on their superior return potential relative to Treasuries. That strategy worked well, as the yield advantage gained from overweighting these sectors, along with capital appreciation from spread tightening, helped our holdings outpace the government bonds in the index. Within corporates, what we didn't own was just as important as what we did. We did well by focusing on beaten-down BBB-rated telecommunications and utility issues that snapped back sharply, and then trimming positions early in 2003 to lock in profits. Diversification and good credit analysis also helped us sidestep several major ratings downgrades that plagued the index and peer average. That said, we did have some exposure to troubled securities - primarily a couple of European utilities - but they were generally smaller positions than those held by our average competitor. Substituting high-quality asset-backed securities for some AAA-rated corporates further aided results, as did allocating part of the portfolio's cash position to the Ultra-Short Central Fund - a diversified internal pool of assets designed to increase returns on cash-like investments with more efficiency - which we use to pay for trades that settle sometime in the future.

Q. What was your mortgage strategy?

A. It was a period in which interest rates fell to new lows and another refinancing wave hit the mortgage market. Despite increased volatility, mortgage securities fared well due to robust demand for high-quality, higher-yielding alternatives to Treasuries. While overweighting mortgages helped, the key was in owning the right bonds. I focused on buying securities that were less likely to be prepaid, including lower-coupon newly issued mortgages, while avoiding more-seasoned bonds trading at a premium - or above par - which were most vulnerable to prepayment. This strategy paid off amid heavy refinancing activity. Continued strong demand from institutional investors, combined with the cheapness of the current-coupon bonds we owned, also boosted performance.

Q. What's your outlook?

A. Volatility is likely to reign in the near term given the uncertainty that still hangs over the market. My goal is to continue to keep the fund highly diversified and make sure we're paid well for the risks we take. That said, I think the fund remains well positioned for any economic environment. To me, mortgages still offered the most attractive risk/reward profile of any investment-grade sector at the end of the period, with corporates more fairly valued now after the market priced in a stable economy, while Treasuries remain extremely vulnerable to inflationary pressures and rising interest rates.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high level of current income

Fund number: 448

Trading symbol: FSIBX

Start date: October 1, 1992

Size: as of March 31, 2003, more than $2.7 billion

Manager: Kevin Grant, since 1997; manager, several Fidelity taxable bond funds; joined Fidelity in 1993

3

Kevin Grant on the health of corporate America:

"There's been so much talk lately about balance-sheet repair from company management teams, you'd think we were witnessing a structural de-leveraging of corporate America - or a wholesale reduction in company debt. However, from what I can see it's been nothing but talk so far. Just look at the numbers. In 1999 and early 2000, the aggregate long-term debt of companies in the Standard & Poor's 500SM Index totaled $4 trillion. At period end, that figure was unchanged despite the fact that several companies with huge piles of long-term debt have gone bankrupt and left the index.

"It might be fashionable to talk about balance-sheet repair, but the number of companies that have actually executed on their newfound religion comprise a short list. Of those firms that have reduced their outstanding debt, many also have seen their revenues shrink, resulting in little-to-no credit improvement.

"So, while I believe many companies would like to reduce debt and ultimately will do so, the reality is the debt's still there and the cash flow to pay it down is not. What is different today than a year or two ago is the recognition that companies need to restructure their balance sheets. Unfortunately, I think we're about five years away from that repair being done."

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of March 31, 2003*	As of September 30, 2002**
U.S.Governments 58.4%	U.S.Governments 54.7%
AAA 7.2%	AAA 5.1%
AA 3.8%	AA 3.2%
A 15.3%	A 15.9%
BBB 14.2%	BBB 17.5%
BB and Below 2.2%	BB and Below 1.7%
Not Rated 0.2%	Not Rated 0.1%
Short-Term Investments and Net Other Assets(dagger) (1.3)%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of March 31, 2003
6 months ago
Years	4.9	6.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of March 31, 2003
6 months ago
Years	3.8	3.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of March 31, 2003*	As of September 30, 2002**
Corporate Bonds 30.4%	Corporate Bonds 33.6%
U.S. Governments 58.4%	U.S. Governments 54.7%
Asset-Backed Securities 8.2%	Asset-Backed Securities 6.5%
CMOs and Other Mortgage Related Securities 3.0%	CMOs and Other Mortgage Related Securities 2.1%
Other Investments 1.3%	Other Investments 1.3%
Short-Term Investments and Net Other Assets(dagger) (1.3)%	Short-Term Investments and Net Other Assets 1.8%

* Foreign investments	7.1%	** Foreign investments	8.2%
* Futures and Swaps	(0.4)%	** Futures and Swaps	(0.5)%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments March 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 29.2%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 4.75% 1/15/08	$ 5,400	$ 5,476
Media - 2.7%
AOL Time Warner, Inc. 6.875% 5/1/12	4,185	4,458
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	7,750	8,680
Clear Channel Communications, Inc.:
5.75% 1/15/13	1,400	1,447
7.875% 6/15/05	2,725	3,002
Continental Cablevision, Inc.:
8.3% 5/15/06	1,775	1,992
9% 9/1/08	1,500	1,773
Cox Communications, Inc.:
7.125% 10/1/12	2,690	3,059
7.75% 8/15/06	2,000	2,254
7.75% 11/1/10	6,900	8,066
News America Holdings, Inc.:
7.75% 1/20/24	10,000	11,131
8% 10/17/16	6,000	7,185
TCI Communications, Inc. 9.8% 2/1/12	4,400	5,491
Time Warner Entertainment Co. LP:
8.375% 7/15/33	7,420	8,761
8.875% 10/1/12	750	911
10.15% 5/1/12	500	642
Walt Disney Co. 5.375% 6/1/07	4,100	4,319
		73,171
TOTAL CONSUMER DISCRETIONARY		78,647
CONSUMER STAPLES - 0.5%
Tobacco - 0.5%
Philip Morris Companies, Inc. 7% 7/15/05	3,600	3,712
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 6/1/07	3,915	3,936
7.25% 6/1/12	4,100	4,080
7.75% 5/15/06	2,795	2,939
		14,667
ENERGY - 0.7%
Oil & Gas - 0.7%
Duke Energy Field Services LLC 7.875% 8/16/10	6,000	6,710
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	$ 3,000	$ 3,352
Oryx Energy Co. 8.375% 7/15/04	5,000	5,346
Pemex Project Funding Master Trust 6.125% 8/15/08 (c)	4,000	4,110
The Coastal Corp. 7.75% 10/15/35	115	83
		19,601
FINANCIALS - 17.1%
Banks - 3.0%
Bank of America Corp. 4.875% 1/15/13	3,920	3,990
Bank of Montreal 6.1% 9/15/05	3,000	3,266
Bank of New York Co., Inc.:
3.4% 3/15/13 (e)	2,700	2,668
4.25% 9/4/12 (e)	3,185	3,269
Bank One NA, Chicago 3.7% 1/15/08	6,640	6,758
BankBoston Corp. 6.625% 2/1/04	110	115
Capital One Bank 6.65% 3/15/04	400	404
Fleet Financial Group, Inc. 7.125% 4/15/06	260	290
FleetBoston Financial Corp. 7.25% 9/15/05	7,730	8,623
HSBC Finance Nederland BV 7.4% 4/15/03 (c)	250	251
KeyCorp. 4.625% 5/16/05	5,045	5,307
Korea Development Bank 7.375% 9/17/04	3,060	3,255
Landesbank Baden-Wurttemberg 6.35% 4/1/12	2,600	2,953
MBNA America Bank NA 6.625% 6/15/12	4,320	4,518
MBNA Corp.:
6.34% 6/2/03	800	806
7.5% 3/15/12	5,360	5,912
Merita Bank Ltd. yankee 6.5% 1/15/06	3,000	3,304
PNC Funding Corp. 5.75% 8/1/06	3,870	4,212
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (e)	3,705	4,380
7.816% 11/29/49	705	790
8.817% 3/31/49	2,845	3,179
Union Planters Corp. 6.75% 11/1/05	1,200	1,316
Washington Mutual Bank 6.875% 6/15/11	3,500	3,979
Washington Mutual, Inc. 5.625% 1/15/07	5,175	5,598
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,200	2,645
		81,788
Diversified Financials - 11.9%
American General Finance Corp.:
4.5% 11/15/07	7,300	7,597
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
American General Finance Corp.: - continued
5.875% 7/14/06	$ 11,700	$ 12,745
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	2,255	2,464
Amvescap PLC yankee:
5.9% 1/15/07	2,940	3,159
6.375% 5/15/03	1,500	1,508
6.6% 5/15/05	7,750	8,374
Associates Corp. of North America 6% 7/15/05	5,000	5,418
Bear Stearns Companies, Inc. 4% 1/31/08	2,900	2,959
Capital One Financial Corp. 7.125% 8/1/08	1,240	1,193
CIT Group, Inc. 7.75% 4/2/12	2,800	3,133
Citigroup, Inc.:
5.625% 8/27/12	3,080	3,303
7.25% 10/1/10	8,100	9,597
Countrywide Home Loans, Inc.:
3.5% 12/19/05	965	985
5.5% 8/1/06	12,785	13,675
5.625% 5/15/07	3,900	4,194
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	4,300	4,661
6.5% 1/15/12	1,370	1,472
DaimlerChrysler NA Holding Corp. 3.4% 12/15/04	7,100	7,144
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	1,460	1,379
Deutsche Telekom International Finance BV:
8.25% 6/15/05	5,585	6,152
8.5% 6/15/10	3,000	3,520
8.75% 6/15/30	1,795	2,130
Export Development Canada 2.375% 4/21/06	4,600	4,615
Ford Motor Credit Co.:
5.8% 1/12/09	3,170	2,837
6.5% 1/25/07	8,140	7,846
6.875% 2/1/06	12,200	11,989
General Electric Capital Corp.:
6% 6/15/12	2,500	2,726
6.125% 2/22/11	14,500	15,925
General Motors Acceptance Corp.:
6.38% 1/30/04	4,720	4,871
6.75% 1/15/06	7,080	7,370
6.875% 9/15/11	1,855	1,833
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Goldman Sachs Group, Inc.:
5.7% 9/1/12	$ 4,100	$ 4,323
6.6% 1/15/12	9,250	10,331
Household Finance Corp.:
6.375% 10/15/11	9,910	10,784
6.375% 11/27/12	3,370	3,695
6.75% 5/15/11	5,160	5,732
7% 5/15/12	2,045	2,331
8% 5/9/05	1,585	1,753
HSBC Capital Funding LP 9.547% 12/31/49 (b)(c)	4,300	5,403
ING Capital Funding Trust III 8.439% 12/31/49	11,110	12,974
John Deere Capital Corp. 1.8588% 9/17/04 (e)	8,000	8,007
Lehman Brothers Holdings, Inc.:
4% 1/22/08	3,400	3,471
6.625% 1/18/12	200	226
Mellon Funding Corp. 7.5% 6/15/05	1,500	1,681
Merrill Lynch & Co., Inc.:
4% 11/15/07	5,160	5,298
6.13% 5/16/06	1,235	1,361
6.15% 1/26/06	6,400	6,950
Morgan Stanley 6.6% 4/1/12	4,825	5,386
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	1,850	1,949
NiSource Finance Corp.:
7.625% 11/15/05	8,620	9,522
7.875% 11/15/10	3,635	4,203
Pemex Project Funding Master Trust 7.375% 12/15/14	3,950	4,054
Petronas Capital Ltd. 7% 5/22/12 (c)	18,165	19,800
Popular North America, Inc. 6.125% 10/15/06	5,570	6,045
Powergen US Funding LLC 4.5% 10/15/04	1,985	2,043
SLM Corp.:
3.625% 3/17/08	2,000	2,007
5.375% 1/15/13	5,000	5,210
Sprint Capital Corp. 7.125% 1/30/06	2,800	2,912
TXU Eastern Funding yankee 6.75% 5/15/09 (a)	4,200	294
Verizon Global Funding Corp.:
6.125% 6/15/07	2,350	2,601
7.25% 12/1/10	5,000	5,811
7.375% 9/1/12	4,725	5,581
		328,512
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - 0.1%
Travelers Property Casualty Corp.:
5% 3/15/13 (c)	$ 1,710	$ 1,700
6.375% 3/15/33 (c)	2,200	2,175
		3,875
Real Estate - 2.1%
Boston Properties, Inc. 6.25% 1/15/13 (c)	5,700	5,972
Camden Property Trust 5.875% 6/1/07	2,665	2,842
CarrAmerica Realty Corp. 5.25% 11/30/07	2,805	2,888
CenterPoint Properties Trust:
5.75% 8/15/09	3,065	3,198
6.75% 4/1/05	1,100	1,171
Duke Realty LP 7.3% 6/30/03	4,000	4,054
EOP Operating LP:
6.5% 1/15/04	2,255	2,331
6.625% 2/15/05	10,010	10,708
7.75% 11/15/07	1,345	1,545
ERP Operating LP 7.1% 6/23/04	4,000	4,231
Gables Realty LP:
5.75% 7/15/07	5,500	5,591
6.8% 3/15/05	765	802
Merry Land & Investment Co., Inc. 7.25% 6/15/05	3,150	3,453
ProLogis 6.7% 4/15/04	970	1,014
Regency Centers LP 6.75% 1/15/12	5,280	5,866
Vornado Realty Trust 5.625% 6/15/07	1,780	1,835
		57,501
TOTAL FINANCIALS		471,676
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.4%
Lockheed Martin Corp. 8.2% 12/1/09	3,000	3,703
Raytheon Co.:
5.5% 11/15/12	1,915	1,951
5.7% 11/1/03	3,400	3,451
6.75% 8/15/07	2,685	2,967
		12,072
Airlines - 0.1%
Delta Air Lines, Inc. equipment trust certificates 8.54% 1/2/07	1,818	1,054
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.6%
Tyco International Group SA yankee:
6.375% 10/15/11	$ 3,000	$ 2,805
6.75% 2/15/11	14,250	13,609
		16,414
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp. 6.53% 7/15/37	5,690	5,990
Norfolk Southern Corp. 7.25% 2/15/31	7,400	8,447
		14,437
TOTAL INDUSTRIALS		43,977
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.3%
Motorola, Inc.:
6.75% 2/1/06	1,000	1,055
7.625% 11/15/10	1,000	1,075
8% 11/1/11	6,355	6,959
		9,089
Computers & Peripherals - 0.4%
Hewlett-Packard Co.:
5.5% 7/1/07	5,020	5,384
6.5% 7/1/12	4,495	4,975
		10,359
TOTAL INFORMATION TECHNOLOGY		19,448
MATERIALS - 0.2%
Metals & Mining - 0.1%
Falconbridge Ltd. yankee 7.35% 6/5/12	2,105	2,253
Paper & Forest Products - 0.1%
Weyerhaeuser Co.:
5.25% 12/15/09	2,405	2,475
6.125% 3/15/07	1,895	2,053
		4,528
TOTAL MATERIALS		6,781
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.1%
AT&T Corp.:
7% 11/15/06	$ 3,400	$ 3,635
7.8% 11/15/11	1,400	1,507
Cable & Wireless Optus Finance Property Ltd. 8.125% 6/15/09 (c)	2,300	2,594
Citizens Communications Co. 8.5% 5/15/06	3,785	4,280
France Telecom SA 9.25% 3/1/11	13,000	15,626
GTE Corp. 7.83% 5/1/23	1,000	1,051
Koninklijke KPN NV yankee 8% 10/1/10	6,200	7,307
Telefonos de Mexico SA de CV 8.25% 1/26/06	8,500	9,489
TELUS Corp. yankee 7.5% 6/1/07	10,240	10,803
		56,292
Wireless Telecommunication Services - 0.7%
AT&T Wireless Services, Inc.:
7.35% 3/1/06	690	759
8.75% 3/1/31	5,495	6,301
Cingular Wireless LLC:
5.625% 12/15/06	6,800	7,269
7.125% 12/15/31	5,000	5,275
		19,604
TOTAL TELECOMMUNICATION SERVICES		75,896
UTILITIES - 2.7%
Electric Utilities - 1.7%
Constellation Energy Group, Inc.:
6.125% 9/1/09	545	593
6.35% 4/1/07	4,790	5,231
7% 4/1/12	2,560	2,878
Dominion Resources, Inc.:
2.8% 2/15/05	4,005	4,022
6.25% 6/30/12	2,450	2,647
FirstEnergy Corp.:
5.5% 11/15/06	2,920	3,044
6.45% 11/15/11	6,305	6,666
FPL Group Capital, Inc. 6.125% 5/15/07	3,090	3,356
Hydro-Quebec yankee 8% 2/1/13	250	321
Illinois Power Co. 7.5% 6/15/09	4,800	4,320
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	2,385	2,425
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
MidAmerican Energy Holdings, Inc.: - continued
5.875% 10/1/12	$ 1,595	$ 1,654
Oncor Electric Delivery Co.:
6.375% 5/1/12	3,470	3,836
6.375% 1/15/15 (c)	2,885	3,175
TECO Energy, Inc. 7% 5/1/12	1,550	1,349
		45,517
Gas Utilities - 0.5%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,200	1,365
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (c)	5,200	5,532
Tennessee Gas Pipeline Co. 7.625% 4/1/37	2,930	2,520
Texas Eastern Transmission Corp.:
5.25% 7/15/07	1,395	1,452
7.3% 12/1/10	3,435	3,861
		14,730
Multi-Utilities & Unregulated Power - 0.5%
Williams Companies, Inc.:
7.125% 9/1/11	8,715	7,495
7.5% 1/15/31	2,010	1,558
8.125% 3/15/12 (c)	4,725	4,134
		13,187
TOTAL UTILITIES		73,434
TOTAL NONCONVERTIBLE BONDS (Cost $755,648)		804,127
U.S. Government and Government Agency Obligations - 16.0%

U.S. Government Agency Obligations - 6.4%
Fannie Mae:
4.75% 1/2/07	7,740	8,244
5% 5/14/07	16,700	17,359
5.5% 7/18/12	8,000	8,355
6.2% 8/12/08	28,100	28,552
6.25% 2/1/11	3,210	3,608
6.25% 7/19/11	17,800	18,728
6.51% 5/6/08	14,000	14,067
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
6.625% 11/15/10	$ 6,070	$ 7,168
7.25% 1/15/10	14,600	17,726
Federal Home Loan Bank 7.25% 5/15/03	9,370	9,442
Financing Corp. - coupon STRIPS 0% 3/26/04	5,606	5,517
Freddie Mac:
2.875% 9/26/05	13,800	13,874
6% 5/25/12	5,000	5,203
Freddie Mac 5.875% 3/21/11	15,425	17,014
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		174,857
U.S. Treasury Obligations - 9.6%
U.S. Treasury Bonds:
6.125% 11/15/27	17,300	20,191
6.125% 8/15/29	25,535	29,909
8% 11/15/21	67,900	94,622
9.875% 11/15/15	4,860	7,516
11.25% 2/15/15	18,900	31,470
U.S. Treasury Notes:
3% 11/15/07	5,400	5,474
4% 11/15/12	19,470	19,751
5% 8/15/11	18,010	19,748
6% 8/15/09	5,500	6,379
6.5% 2/15/10	25,000	29,829
TOTAL U.S. TREASURY OBLIGATIONS		264,889
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $421,282)		439,746
U.S. Government Agency - Mortgage Securities - 40.2%

Fannie Mae - 34.4%
4.5% 4/1/18 (d)	3,000	3,038
4.5% 6/1/18 to 6/17/18 (d)	201,710	203,032
5% 4/1/18 (d)	103,230	105,972
5.5% 1/1/09 to 4/1/11	5,316	5,566
5.5% 4/1/18 (d)	40,806	42,337
5.5% 4/1/33 (d)	119,620	122,087
5.5% 4/14/33 (d)	77,000	78,588
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
6% 4/1/13 to 5/1/32	$ 5,534	$ 5,784
6% 4/1/33 (d)	14,394	14,915
6.5% 12/1/25 to 9/1/32	161,746	168,912
6.5% 4/1/33 (d)	166,239	173,356
7% 3/1/23 to 4/1/32	11,055	11,695
7.5% 7/1/25 to 7/1/29	10,989	11,744
9.5% 4/1/17 to 11/1/18	150	167
TOTAL FANNIE MAE		947,193
Freddie Mac - 0.0%
8.5% 5/1/25 to 8/1/27	1,000	1,085
Government National Mortgage Association - 5.8%
5.5% 4/1/33 (d)	15,000	15,389
6% 10/15/08 to 7/15/29	3,757	3,948
6.5% 10/15/27 to 8/15/32	9,569	10,071
7% 3/15/23 to 9/15/32	117,348	124,556
7.5% 12/15/05 to 10/15/27	3,755	4,040
8% 1/15/30 to 6/15/32	613	664
8.5% 8/15/29 to 8/15/30	713	776
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		159,444
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,092,541)		1,107,722
Asset-Backed Securities - 3.9%

American Express Credit Account Master Trust 6.1% 12/15/06	2,600	2,732
Asset Backed Securities Corp. Home Equity Loan Trust 0% 4/15/33 (d)(e)	7,000	6,996
Capital One Master Trust 5.45% 3/16/09	7,800	8,307
Capital One Multi-Asset Execution Trust 1.96% 7/15/08 (e)	5,185	5,146
Chase Manhattan Auto Owner Trust 5.06% 2/15/08	1,287	1,326
CS First Boston Mortgage Securities Corp.:
1.68% 8/25/33 (e)	1,330	1,330
2.18% 8/25/33 (e)	1,595	1,595
Ford Credit Auto Owner Trust:
5.54% 12/15/05	3,000	3,124
5.71% 9/15/05	1,775	1,854
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Home Equity Asset Trust Nims Trust 8% 5/27/33 (c)	$ 2,098	$ 2,063
Honda Auto Receivables Owner Trust 5.09% 10/18/06	3,525	3,659
Household Home Equity Loan Trust 1.5838% 4/20/32 (e)	9,438	9,437
JCPenney Master Credit Card Trust 5.5% 6/15/07	13,400	13,748
MBNA Credit Card Master Note Trust 1.64% 1/15/09 (e)	24,500	24,514
Morgan Stanley Dean Witter Capital I Trust:
2.305% 1/25/32 (e)	2,765	2,789
9.5% 6/25/32 (c)	2,262	2,257
9.5% 9/25/32 (c)	3,654	3,654
New Century Home Equity Loan Trust 1.755% 1/25/33 (e)	6,810	6,814
Sears Credit Account Master Trust II 6.75% 9/16/09	6,300	6,959
TOTAL ASSET-BACKED SECURITIES (Cost $106,145)		108,304
Collateralized Mortgage Obligations - 0.4%

U.S. Government Agency - 0.4%
Fannie Mae guaranteed Series 2001-46 Class A, 6.5% 2/25/29	469	474
Freddie Mac Manufactured Housing participation certificates guaranteed Series 2333 Class UE, 6.5% 4/15/28	405	410
Freddie Mac Multi-class participation certificates guaranteed REMIC planned amortization class Series 1669 Class H, 6.5% 7/15/23	10,000	10,689
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,553)		11,573
Commercial Mortgage Securities - 1.8%

COMM floater:
Series 2001-FL5A Class A2, 1.83% 11/15/13 (c)(e)	3,535	3,538
Series 2002-FL7 Class A2, 1.63% 11/15/14 (c)(e)	3,975	3,974
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (c)	4,439	4,781
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/14/62	3,100	3,686
Series 1997-C2 Class D, 7.27% 1/17/35	1,065	1,169
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	$ 8,000	$ 9,513
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (c)	1,000	1,123
Class C1, 7.52% 5/15/06 (c)	1,000	1,127
Ginnie Mae guaranteed REMIC pass thru securities Series 2003-22 Class B, 3.963% 5/16/32	4,210	4,159
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9711% 4/13/31 (e)	490	471
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (c)	6,400	5,758
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (c)	7,000	7,777
Trizechahn Office Properties Trust 7.253% 3/15/13 (c)	2,330	2,445
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $45,938)		49,521
Foreign Government and Government Agency Obligations - 1.2%

Chilean Republic:
5.5% 1/15/13	3,525	3,548
7.125% 1/11/12	3,915	4,407
New Brunswick Province yankee 7.625% 2/15/13	500	632
Ontario Province 7% 8/4/05	2,000	2,234
Polish Government 6.25% 7/3/12	3,965	4,391
United Mexican States:
6.375% 1/16/13	3,950	3,950
7.5% 1/14/12	6,400	6,992
8.375% 1/14/11	3,000	3,458
8.5% 2/1/06	3,325	3,840
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $30,793)		33,452
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $3,037)	3,070	3,166
Fixed-Income Funds - 11.0%
	Shares	Value (Note 1) (000s)
Fidelity Ultra-Short Central Fund (f) (Cost $306,000)	3,068,203	$ 304,523
Cash Equivalents - 23.2%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.37%, dated 3/31/03 due 4/1/03) (Cost $638,333)	$ 638,357	638,333
TOTAL INVESTMENT PORTFOLIO - 127.0% (Cost $3,410,270)		3,500,467
NET OTHER ASSETS - (27.0)%		(745,170)
NET ASSETS - 100%		$ 2,755,297
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.5664% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	March 2006	$ 5,200	$ 41
Legend
(a) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $93,343,000 or 3.4% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $3,504,685,000 and $3,385,467,000, respectively, of which long-term U.S. government and government agency obligations aggregated $3,198,581,000 and $3,078,514,000, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $26,653,000. The weighted average interest rate was 1.38%. Interest earned from the interfund lending program amounted to $5,000 and is included in interest income on the Statement of Operations.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		March 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $638,333) (cost $3,410,270) - See accompanying schedule		$ 3,500,467
Cash		1
Receivable for investments sold		120
Receivable for fund shares sold		7,597
Interest receivable		23,412
Unrealized gain on swap agreements		41
Receivable from investment adviser for expense reductions		209
Total assets		3,531,847

Liabilities
Payable for investments purchased Regular delivery	$ 8,483
Delayed delivery	762,924
Payable for fund shares redeemed	3,146
Distributions payable	618
Accrued management fee	1,379
Total liabilities		776,550

Net Assets		$ 2,755,297
Net Assets consist of:
Paid in capital		$ 2,640,442
Undistributed net investment income		2,499
Accumulated undistributed net realized gain (loss) on investments		22,118
Net unrealized appreciation (depreciation) on investments		90,238
Net Assets, for 254,699 shares outstanding		$ 2,755,297
Net Asset Value, offering price and redemption price per share ($2,755,297 ÷ 254,699 shares)		$ 10.82

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended March 31, 2003 (Unaudited)

Investment Income
Interest		$ 61,055
Security lending		10
Total income		61,065

Expenses
Management fee	$ 7,973
Non-interested trustees' compensation	5
Total expenses before reductions	7,978
Expense reductions	(1,356)	6,622
Net investment income (loss)		54,443
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	31,246
Swap agreements	37
Total net realized gain (loss)		31,283
Change in net unrealized appreciation (depreciation) on: Investment securities	22,768
Swap agreements	41
Delayed delivery commitments	147
Total change in net unrealized appreciation (depreciation)		22,956
Net gain (loss)		54,239
Net increase (decrease) in net assets resulting from operations		$ 108,682

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2003 (Unaudited)	Year ended September 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 54,443	$ 133,923
Net realized gain (loss)	31,283	58,576
Change in net unrealized appreciation (depreciation)	22,956	(4,208)
Net increase (decrease) in net assets resulting from operations	108,682	188,291
Distributions to shareholders from net investment income	(54,650)	(130,391)
Distributions to shareholders from net realized gain	(48,541)	(15,551)
Total distributions	(103,191)	(145,942)
Share transactions Net proceeds from sales of shares	556,052	1,530,222
Reinvestment of distributions	95,924	133,806
Cost of shares redeemed	(645,954)	(1,403,212)
Net increase (decrease) in net assets resulting from share transactions	6,022	260,816
Total increase (decrease) in net assets	11,513	303,165

Net Assets
Beginning of period	2,743,784	2,440,619
End of period (including undistributed net investment income of $2,499 and undistributed net investment income of $2,706, respectively)	$ 2,755,297	$ 2,743,784
Other Information Shares
Sold	51,773	145,355
Issued in reinvestment of distributions	8,945	12,708
Redeemed	(60,376)	(133,479)
Net increase (decrease)	342	24,584

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended March 31, 2003	Years ended September 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.79	$ 10.62	$ 10.00	$ 10.01	$ 10.70	$ 10.25
Income from Investment Operations
Net investment income (loss) D	.220	.521 F	.618	.640	.620	.634
Net realized and unrealized gain (loss)	.231	.218 F	.634	(.005)	(.610)	.453
Total from investment operations	.451	.739	1.252	.635	.010	1.087
Distributions from net investment income	(.221)	(.508)	(.632)	(.645)	(.620)	(.637)
Distributions from net realized gain	(.200)	(.061)	-	-	(.022)	-
Distributions in excess of net realized gain	-	-	-	-	(.058)	-
Total distributions	(.421)	(.569)	(.632)	(.645)	(.700)	(.637)
Net asset value, end of period	$ 10.82	$ 10.79	$ 10.62	$ 10.00	$ 10.01	$ 10.70
Total Return B, C	4.27%	7.23%	12.89%	6.63%	.10%	10.95%
Ratios to Average Net Assets E
Expenses before expense reductions	.60% A	.60%	.60%	.60%	.60%	.63%
Expenses net of voluntary waivers, if any	.50% A	.50%	.50%	.50%	.47%	.38%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.47%	.38%
Net investment income (loss)	4.11% A	4.95% F	6.02%	6.50%	6.04%	6.11%
Supplemental Data
Net assets, end of period (in millions)	$ 2,755	$ 2,744	$ 2,441	$ 1,835	$ 1,638	$ 1,220
Portfolio turnover rate	252% A	271%	223%	122%	148%	222%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan Investment Grade Bond Fund (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount and losses deferred due to wash sales and futures transactions.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 100,639	|
Unrealized depreciation	(11,499)
Net unrealized appreciation (depreciation)	$ 89,140
Cost for federal income tax purposes	$ 3,411,327

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk. Interest rate swaps are agreements to exchange cash flows based periodically on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous repurchase of similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to interest income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to interest income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .60% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,110 for the period.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

6. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .50% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $1,354.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $2.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
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1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
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Irvine, CA

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Los Angeles, CA

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Palm Desert, CA

251 University Avenue
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Sacramento, CA

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San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

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Walnut Creek, CA

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Colorado

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Denver, CO

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Delaware

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Florida

4400 N. Federal Highway
Boca Raton, FL

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2948 N. Federal Highway
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Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
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1700 East Golf Road
Schaumburg, IL

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Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
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Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
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One W. Pennsylvania Ave.
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Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
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1735 Market Street
Philadelphia, PA

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Rhode Island

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Tennessee

6150 Poplar Avenue
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Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

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Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

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Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

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Inflation-Protected Bond

Intermediate Bond

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Investment Grade Bond

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Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2003

Total Bond

Ultra-Short Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
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SIG-SANN-0503 344742
1.702310.105

Fidelity®

Asset Manager: Income®

Semiannual Report

March 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chariman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Market Recap	<Click Here>	An overview of the market's performance and the factors driving it.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Developments in Iraq significantly influenced the financial markets in the first quarter of 2003. War concerns pressured stocks in January and February. Then, after the coalition's opening salvo, stocks rose on hopes for a quick end to the hostilities. However, they soon dropped again as investors feared the battle could be more protracted than expected. Meanwhile, investment-grade bonds posted steady, if unspectacular, returns, and high-yield bonds jumped sharply higher.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a shorter investment time horizon, you might want to consider moving some of your investment into Asset Manager: Income, which generally has a higher weighting in short-term investments compared with the other Asset Manager funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the past 10 years total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended March 31, 2003	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Asset Manager: Income ®	5.22%	0.44%	19.20%	86.74%
Fidelity Asset Manager: Income Composite	2.86%	0.77%	24.80%	92.88%
S&P 500 ®	5.02%	-24.76%	-17.47%	126.73%
LB Aggregate Bond	2.99%	11.69%	43.64%	100.93%
LB 3 Month T-Bill	0.73%	1.66%	23.50%	57.61%
Income Funds Average	3.31%	-5.82%	6.25%	89.84%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Asset Manager: Income Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 SM Index (S&P 500®), the Lehman Brothers® Aggregate Bond Index and the Lehman Brothers® 3 Month Treasury Bill Index, weighted according to the fund's neutral mix. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended March 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager: Income	0.44%	3.58%	6.44%
Fidelity Asset Manager: Income Composite	0.77%	4.53%	6.79%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the results.)

Semiannual Report

Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Asset Manager: Income® Fund on March 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index, Lehman Brothers Aggregate Bond Index and Fidelity Asset Manager: Income Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell you shares, they could be worth more or less than what you paid for them.

Semiannual Report

Market Recap

Stocks staged a recovery during the six-month period ending March 31, 2003, but it was inconclusive as to whether the equity markets' gains were related to any widespread fundamental improvement in the economy, or simply the result of bargain-hungry investors acting opportunistically on extensive weakness. Meanwhile, fixed-income securities delivered positive returns.

Stocks: The pendulum of investor sentiment swung back in a positive direction for stocks during the past six months. For many investors who've watched the value of their portfolios shrink since the peak of the market in March of 2000, the sign of a pause - or possible reversal - in the market's multi-year decline was a welcome relief. Demand for stocks during the six-month period was highest in some of the worst-performing market sectors of recent years, namely technology and biotechnology. The sharp rally in these two sectors helped boost the NASDAQ Composite® Index to a gain of 14.72%. Other indexes also showed positive results. The blue-chips' benchmark, the Dow Jones Industrial Average SM, gained 6.51%, while the Standard & Poor's 500 SM Index, a benchmark of 500 larger companies, rose 5.02%. Smaller-cap stocks fared worse, but still managed a gain as evidenced by the 1.39% return for the Russell 2000® Index. Stocks performed favorably despite a rather gloomy economic backdrop. Few industries showed signs of stronger demand for goods and services. Unemployment levels remained high. Corporate earnings growth was tepid at best, and the rate of corporate bankruptcies remained elevated compared to its historical average. Adding to the concerns of investors was the situation in Iraq, which led to an increase in market volatility through the end of the period.

Bonds: Bonds fared well during the six months ending March 31, 2003, bolstered by favorable interest rate conditions and strong supply/demand technicals. The Lehman Brothers® Aggregate Bond Index - a proxy for taxable bond performance - returned 2.99%. Despite a more positive environment for riskier assets, a flight to quality in bonds generally persisted due to uncertainty about the economy and the war in Iraq. For much of the period, investors sought safety in the highest-quality bonds, driving Treasury prices up and yields down to 40-year lows. The Lehman Brothers Treasury Index rose 1.45%. However, given the low level of interest rates, all spread sectors - including corporate, mortgage and government agency securities - outperformed Treasuries, as investors searched for higher-yielding instruments. Accordingly, the Lehman Brothers Credit Bond, U.S. Agency and Mortgage-Backed Securities indexes returned 5.55%, 2.41% and 2.30%, respectively. Corporates led the way after struggling for most of 2002, enjoying their best six-month return ever relative to comparable duration Treasuries. Yield spreads narrowed sharply from record-wide levels, fueled in part by fewer unexpected negative company announcements. Strong institutional demand helped mortgages overcome increased volatility and higher prepayment activity.

Semiannual Report

Fund Talk: The Manager's Overview

An interview with Richard Habermann, Portfolio Manager of Fidelity Asset Manager: Income

Q. How did the fund perform, Dick?

A. It did well both on an absolute and relative basis, returning 5.22% for the six months ending March 31, 2003, while the Fidelity Asset Manager: Income Composite Index and the Lipper Inc. income funds average returned 2.86% and 3.31%, respectively. For the 12 months ending March 31, 2003, the fund was up 0.44%, while the composite index and Lipper average returned 0.77% and -5.82%, respectively.

Q. What was behind the fund's strong showing during the past six months?

A. Strong security selection and favorable asset allocation decisions fueled the fund's outperformance. Our emphasis on high-yield securities - a strategy that hurt performance in previous periods - paid off versus the benchmarks this time. High-yield bonds outpaced stocks and investment-grade debt by wide margins due to their cheap valuations, declining default rates, and investors' increased appetite for risk and higher yields amid low interest rates. We added to our weighting when prices were attractive back in the fall, which gave us even more of a boost as the high-yield market rebounded strongly from historically low levels. Similarly, we had solid results from our investment-grade corporate bonds, but we scaled back on these holdings late in the period when the group's relative valuations became less attractive. After staying close to a 20% neutral stance in equities for much of 2002, I shifted to a modest overweighting during the fourth quarter, feeling the stage was set for a rebound. This move proved wise as stocks rallied sharply from their October lows. We then benefited from becoming more cautious - largely due to valuation concerns - and trimming our equity positions to lock in profits before the market rolled back over in December. Being underweighted in equities also helped during the first quarter of 2003 as stocks sagged amid disappointing economic data and the uncertainty surrounding the war with Iraq.(Portfolio Manager photograph)

Q. How did fixed-income do?

A. Quite well. The fund's high-yield holdings - managed by Matt Conti - led the way, trouncing the investment-grade benchmark by nearly 12 percentage points. Performance benefited not only from the high coupon income received during the period, but also from the capital appreciation on our investments. Despite his conservative approach, Matt enhanced returns versus the index through solid credit selection and by focusing on those sectors that had big recoveries - namely telecommunications, energy and utilities - while steering clear of lagging auto and airline issues. The investment-grade subportfolio - managed by Jeff Moore - also soundly beat its index. Robust demand, low inflation and a continued favorable interest rate backdrop - spurred by sluggish economic growth and weak corporate profits - resulted in strong absolute returns for our holdings. Against this backdrop, we benefited from focusing on the spread sectors, particularly corporate and mortgage securities, which performed well as investors sought out higher-yielding alternatives to government bonds. Adding exposure early on to beaten-down BBB-rated corporates was key, as these bonds bounced back nicely. Owning high-quality asset-backed securities and commercial mortgage-backed securities in place of some AAA-rated corporates also boosted returns, as did our bias toward solid-performing low-coupon mortgages. Finally, the strategic cash portion of the fund - managed by John Todd - had fairly steady returns to help offset capital market volatility.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What drove the equity holdings?

A. It was a volatile environment for stocks in the face of challenging economic, corporate and geopolitical news. That said, the fund's equity investments - managed for most of the period by Bob Bertelson, who took over for Charles Mangum in November - easily outpaced the S&P 500. Owning the right health care stocks was important, as Bob added positions in medical-device and specialty pharmaceutical companies - including St. Jude and Allergan - that benefited from strong product cycles and earnings gains. The fund also was rewarded for investing in some beaten-down cyclical stocks that performed well. Overweighting telecom services helped, as Verizon, SBC Communications, Qwest and BellSouth rebounded in the fourth quarter after struggling for most of 2002.

Q. What other moves influenced performance?

A. The fund's offensive positioning in diversified financials - including Citigroup, Morgan Stanley and Merrill Lynch - paid off in an up market, as did good stock picking and an underweighting in banks and insurance companies, which lagged the S&P®. Elsewhere, shying away from poor-performing consumer staples stocks boosted returns relative to the index, while energy holdings such as Valero Energy got a boost from higher commodity prices. On the down side, the fund was hurt both by underweighting technology early in the period when stocks such as IBM and Microsoft outperformed, and by becoming more aggressive in such hardware names as Ericsson and Atmel as the rally fizzled in December. Other notable detractors included utility holding company TXU, specialty retailer Williams-Sonoma and employment services firm Robert Half International.

Q. What's your outlook?

A. While I'm a bit cautious about equities at period end, there may be opportunities to capitalize on market volatility. The good news is that, after a three-year downturn, many stocks are now trading much closer to fair value and earnings expectations are more reasonable, factors that should help reduce the headwind going forward. I still feel there's room left for high-yield securities to outperform investment-grade bonds and cash, as valuations remain attractive relative to historical norms, Treasury rates are extremely low and credit conditions are improving.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high current income, and capital appreciation when appropriate

Fund number: 328

Trading symbol: FASIX

Start date: October 1, 1992

Size: as of March 31, 2003, more than $768 million

Manager: Richard Habermann, since 1996; manager, Fidelity Asset Manager: Aggressive, since 1999; Fidelity Asset Manager and Fidelity Asset Manager: Growth, since 1996; Fidelity Trend Fund, 1977-1982; Fidelity Magellan Fund, 1972-
1977; joined Fidelity in 1968

3

Dick Habermann on managing volatility:

"As most investors are acutely aware, the financial markets have become increasingly volatile of late amid rising geopolitical tensions and the war with Iraq. As such, security prices are being driven largely by the daily news. It's extremely difficult to invest in this kind of environment. While some people have tried to make money using this volatility as trading opportunities, so far the key has been to pick the right asset class. That's where diversification comes into play. With our multi-layered investment approach, there's built-in diversification and professionals making judgments on the various asset classes, which lifts the burden of living with minute-by-minute volatility off of the shareholder. By building a discipline at several levels, namely security, sector and asset class, we offer investors a different approach not found in many funds. Fidelity Asset Manager offers a good, all-weather choice for the conservative investor who is particularly concerned about stock market volatility. For those who want to get more ambitious but are wary of the risk of an all-stock fund, there's Asset Manager: Aggressive. Falling between those two offerings is Asset Manager: Growth. Finally, for cautious investors seeking competitive income while maintaining exposure to the equity markets, we have Asset Manager: Income."

Semiannual Report

Investment Changes

Top Five Bond Issuers as of March 31, 2003
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	13.5	13.1
U.S. Treasury Obligations	1.8	5.6
Freddie Mac	1.5	0.4
Government National Mortgage Association	1.4	2.9
Structured Asset Securities Corp.	0.4	0.4
	18.6
Quality Diversification (% of fund's net assets)
As of March 31, 2003	As of September 30, 2002
U.S.Government and U.S.Government Agency Obligations 18.7%	U.S.Government and U.S.Government Agency Obligations 23.8%
AAA,AA,A 8.3%	AAA,AA,A 10.1%
BBB 7.1%	BBB 8.9%
BB and Below 10.4%	BB and Below 9.7%
Not Rated 0.2%	Not Rated 0.3%
Equities 19.7%	Equities 21.5%
Short-Term Investments and Net Other Assets 35.6%	Short-Term Investments and Net Other Assets 25.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Valero Energy Corp.	0.5	0.0
Microsoft Corp.	0.5	0.3
Nabors Industries Ltd.	0.5	0.0
Goldman Sachs Group, Inc.	0.5	0.0
Johnson & Johnson	0.4	0.0
	2.4
Asset Allocation (% of fund's net assets)
As of March 31, 2003 *		As of September 30, 2002**
	Stock class 19.5%		Stock class 21.4%
	Bond class 43.9%		Bond class 51.0%
	Short-term class 36.6%		Short-term class 27.6%
* Foreign investments	6.0%	** Foreign investments	4.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Investments March 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 19.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 2.7%
Hotels, Restaurants & Leisure - 0.3%
International Game Technology (a)	28,500	$ 2,334,150
Household Durables - 0.0%
Champion Enterprises, Inc. (a)	38,800	71,392
Media - 1.2%
Cablevision Systems Corp. - NY Group Class A (a)	60,000	1,139,400
Clear Channel Communications, Inc. (a)	22,700	769,984
Comcast Corp. Class A (special) (a)	72,800	2,001,272
Cox Communications, Inc. Class A (a)	40,000	1,244,400
Fox Entertainment Group, Inc. Class A (a)	70,900	1,890,903
TMP Worldwide, Inc. (a)	145,200	1,557,996
Viacom, Inc. Class B (non-vtg.) (a)	22,000	803,440
		9,407,395
Multiline Retail - 0.4%
Kohl's Corp. (a)	17,400	984,492
Wal-Mart Stores, Inc.	32,000	1,664,960
		2,649,452
Specialty Retail - 0.8%
Aeropostale, Inc.	92,000	1,219,000
Best Buy Co., Inc. (a)	40,000	1,078,800
Lowe's Companies, Inc.	36,700	1,498,094
PETsMART, Inc. (a)	17,300	217,980
Williams-Sonoma, Inc. (a)	103,100	2,247,580
		6,261,454
TOTAL CONSUMER DISCRETIONARY		20,723,843
CONSUMER STAPLES - 0.2%
Food & Drug Retailing - 0.2%
Performance Food Group Co. (a)	10,000	306,600
Sysco Corp.	32,000	814,080
		1,120,680
ENERGY - 2.3%
Energy Equipment & Services - 0.8%
ENSCO International, Inc.	5,200	132,652
Nabors Industries Ltd. (a)	103,000	4,106,610
Pride International, Inc. (a)	107,300	1,447,477
Rowan Companies, Inc.	42,600	837,516
		6,524,255
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - 1.5%
Apache Corp.	31,500	$ 1,944,810
Chesapeake Energy Corp.	250,000	1,965,000
Devon Energy Corp.	15,000	723,300
Newfield Exploration Co. (a)	20,000	677,800
Sunoco, Inc.	30,000	1,097,100
Tesoro Petroleum Corp. (a)	100,000	740,000
Valero Energy Corp.	101,800	4,212,484
		11,360,494
TOTAL ENERGY		17,884,749
FINANCIALS - 3.2%
Banks - 0.2%
Bank of America Corp.	12,500	835,500
FleetBoston Financial Corp.	20,600	491,928
		1,327,428
Diversified Financials - 2.1%
American Express Co.	13,900	461,897
Citigroup, Inc.	59,967	2,065,852
Goldman Sachs Group, Inc.	60,000	4,084,800
LaBranche & Co., Inc.	100,000	1,838,000
MBNA Corp.	100,000	1,505,000
Merrill Lynch & Co., Inc.	64,600	2,286,840
Morgan Stanley	68,500	2,626,975
SLM Corp.	15,900	1,763,628
		16,632,992
Insurance - 0.9%
ACE Ltd.	96,900	2,805,255
Allmerica Financial Corp. (a)	10,000	140,300
American International Group, Inc.	56,300	2,784,035
Hartford Financial Services Group, Inc.	20,000	705,800
Nationwide Financial Services, Inc. Class A	20,000	487,400
		6,922,790
TOTAL FINANCIALS		24,883,210
HEALTH CARE - 4.0%
Biotechnology - 1.1%
Alkermes, Inc. (a)	60,000	544,200
Amgen, Inc. (a)	40,200	2,313,510
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	40,000	$ 1,043,200
Genzyme Corp. - General Division (a)	20,000	729,000
Gilead Sciences, Inc. (a)	16,800	705,432
IDEC Pharmaceuticals Corp. (a)	35,400	1,218,433
MedImmune, Inc. (a)	62,000	2,035,460
		8,589,235
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	30,000	1,222,800
Medtronic, Inc.	16,800	758,016
St. Jude Medical, Inc. (a)	40,000	1,950,000
Stryker Corp.	8,400	576,660
Wright Medical Group, Inc. (a)	20,000	350,400
Zimmer Holdings, Inc. (a)	20,000	972,600
		5,830,476
Health Care Providers & Services - 0.5%
Community Health Systems, Inc. (a)	50,000	1,024,500
UnitedHealth Group, Inc.	25,000	2,291,750
WebMD Corp. (a)	70,400	635,008
		3,951,258
Pharmaceuticals - 1.6%
Allergan, Inc.	29,700	2,025,837
Biovail Corp. (a)	30,000	1,199,959
Forest Laboratories, Inc. (a)	28,600	1,543,542
Johnson & Johnson	57,300	3,315,951
King Pharmaceuticals, Inc. (a)	124,100	1,480,513
Merck & Co., Inc.	11,700	640,926
Pfizer, Inc.	23,600	735,376
Pharmaceutical Resources, Inc. (a)	20,000	849,600
Schering-Plough Corp.	24,100	429,703
		12,221,407
TOTAL HEALTH CARE		30,592,376
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
Northrop Grumman Corp.	5,000	429,000
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	50,000	$ 1,797,500
UTI Worldwide, Inc.	30,000	840,000
		2,637,500
Airlines - 0.1%
Delta Air Lines, Inc.	70,000	623,000
Southwest Airlines Co.	22,100	317,356
		940,356
Commercial Services & Supplies - 0.2%
Aramark Corp. Class B (a)	25,000	572,500
Manpower, Inc.	16,800	501,984
Robert Half International, Inc. (a)	42,300	563,013
		1,637,497
Industrial Conglomerates - 0.3%
3M Co.	10,900	1,417,327
General Electric Co.	36,400	928,200
		2,345,527
TOTAL INDUSTRIALS		7,989,880
INFORMATION TECHNOLOGY - 3.9%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	70,100	909,898
Nortel Networks Corp. (a)	430,500	895,439
QUALCOMM, Inc.	23,600	851,016
Telefonaktiebolaget LM Ericsson ADR (a)	278,700	1,772,532
UTStarcom, Inc. (a)	25,200	503,748
		4,932,633
Computers & Peripherals - 0.4%
International Business Machines Corp.	21,800	1,709,774
Maxtor Corp. (a)	140,000	788,200
Seagate Technology	60,000	619,200
		3,117,174
Electronic Equipment & Instruments - 0.1%
Photon Dynamics, Inc. (a)	40,000	654,400
Internet Software & Services - 0.4%
Ask Jeeves, Inc. (a)	100,000	708,000
Hotels.com Class A (a)	10,000	576,750
Retek, Inc. (a)	100,000	577,000
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Vignette Corp. (a)	300,000	$ 456,000
Yahoo!, Inc. (a)	19,700	473,194
		2,790,944
Semiconductor Equipment & Products - 0.9%
Atmel Corp. (a)	468,100	748,960
Conexant Systems, Inc. (a)	168,100	250,469
Cree, Inc. (a)	30,000	555,600
Cypress Semiconductor Corp. (a)	200,000	1,380,000
Genesis Microchip, Inc. (a)	40,000	499,200
Intel Corp.	21,800	354,904
Intersil Corp. Class A (a)	100,000	1,556,000
KLA-Tencor Corp. (a)	10,900	391,768
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	202,450	1,384,758
		7,121,659
Software - 1.5%
BEA Systems, Inc. (a)	300,000	3,057,000
Legato Systems, Inc. (a)	250,000	1,282,500
Microsoft Corp.	173,800	4,207,698
Oracle Corp. (a)	82,000	889,618
PeopleSoft, Inc. (a)	59,300	907,290
Red Hat, Inc. (a)	100,000	543,000
Synopsys, Inc. (a)	15,000	638,400
		11,525,506
TOTAL INFORMATION TECHNOLOGY		30,142,316
MATERIALS - 1.2%
Chemicals - 0.6%
Georgia Gulf Corp.	45,200	909,876
Lyondell Chemical Co.	50,000	697,500
Methanex Corp.	100,000	929,282
Millennium Chemicals, Inc.	122,000	1,424,960
Olin Corp.	34,600	628,682
		4,590,300
Containers & Packaging - 0.1%
Crown Holdings, Inc. (a)	100,000	562,000
Metals & Mining - 0.5%
Alcoa, Inc.	83,600	1,620,168
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Inco Ltd. (a)	20,000	$ 374,710
JSC MMC 'Norilsk Nickel' sponsored ADR	30,000	712,500
Phelps Dodge Corp. (a)	33,400	1,084,832
		3,792,210
TOTAL MATERIALS		8,944,510
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
Qwest Communications International, Inc. (a)	313,400	1,093,766
Verizon Communications, Inc.	28,600	1,011,010
		2,104,776
Wireless Telecommunication Services - 0.6%
AT&T Wireless Services, Inc. (a)	176,500	1,164,900
Nextel Communications, Inc. Class A (a)	242,200	3,243,058
		4,407,958
TOTAL TELECOMMUNICATION SERVICES		6,512,734
UTILITIES - 0.3%
Electric Utilities - 0.1%
Edison International (a)	60,000	821,400
Progress Energy, Inc. warrants 12/31/07 (a)	9,200	0
		821,400
Multi-Utilities & Unregulated Power - 0.2%
AES Corp. (a)	400,000	1,448,000
TOTAL UTILITIES		2,269,400
TOTAL COMMON STOCKS (Cost $149,577,164)		151,063,698
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CSC Holdings, Inc. Series H, $11.75	670	69,848
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $67,673)		69,848
Corporate Bonds - 20.0%
	Principal Amount	Value (Note 1)
Convertible Bonds - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc. 5.25% 1/15/10	$ 1,705,000	$ 1,470,563
Nonconvertible Bonds - 19.8%
CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 4.75% 1/15/08	550,000	557,715
Dana Corp.:
6.25% 3/1/04	165,000	164,175
6.5% 3/1/09	110,000	97,900
Dura Operating Corp. 8.625% 4/15/12	150,000	139,500
Intermet Corp. 9.75% 6/15/09	355,000	326,600
Navistar International Corp. 8% 2/1/08	170,000	153,000
		1,438,890
Hotels, Restaurants & Leisure - 0.7%
Alliance Gaming Corp. 10% 8/1/07	335,000	350,913
Bally Total Fitness Holding Corp. 9.875% 10/15/07	645,000	557,925
Chumash Casino & Resort Enterprise 9% 7/15/10 (f)	210,000	221,025
Circus Circus Enterprises, Inc. 6.45% 2/1/06	110,000	109,725
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	180,000	191,700
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	115,000	111,263
Friendly Ice Cream Corp. 10.5% 12/1/07	475,000	477,375
Herbst Gaming, Inc. 10.75% 9/1/08	375,000	401,250
ITT Corp. 7.375% 11/15/15	350,000	322,000
Mohegan Tribal Gaming Authority:
8% 4/1/12	130,000	133,900
8.375% 7/1/11	60,000	61,950
MTR Gaming Group, Inc. 9.75% 4/1/10 (f)	120,000	122,400
Park Place Entertainment Corp. 7.875% 3/15/10	150,000	152,438
Penn National Gaming, Inc. 8.875% 3/15/10	240,000	246,000
Premier Parks, Inc. 0% 4/1/08 (d)	345,000	337,238
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/07 (f)	185,000	183,613
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	720,000	739,800
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	590,000	613,600
		5,334,115
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 0.5%
Beazer Homes USA, Inc. 8.375% 4/15/12	$ 185,000	$ 193,325
D.R. Horton, Inc.:
8% 2/1/09	500,000	520,000
8.5% 4/15/12	245,000	258,475
Juno Lighting, Inc. 11.875% 7/1/09	585,000	623,025
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12	485,000	487,425
KB Home 8.625% 12/15/08	300,000	312,000
Lyon William Homes, Inc. 10.75% 4/1/13	270,000	267,300
Ryland Group, Inc.:
8.25% 4/1/08	75,000	76,500
9.125% 6/15/11	50,000	54,750
Standard Pacific Corp.:
7.75% 3/15/13	550,000	544,500
9.25% 4/15/12	155,000	157,713
Technical Olympic USA, Inc. 9% 7/1/10 (f)	125,000	122,500
		3,617,513
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. 0% 5/1/08 (d)	330,000	341,550
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09	425,000	450,500
Media - 1.6%
Allbritton Communications Co. 7.75% 12/15/12	270,000	270,000
AMC Entertainment, Inc.:
9.5% 3/15/09	245,000	245,000
9.875% 2/1/12	450,000	450,000
American Media Operations, Inc. 10.25% 5/1/09	230,000	246,100
AOL Time Warner, Inc.:
6.75% 4/15/11	1,330,000	1,411,677
7.625% 4/15/31	550,000	583,638
Cinemark USA, Inc. 9.625% 8/1/08	575,000	582,906
Continental Cablevision, Inc. 8.3% 5/15/06	1,375,000	1,543,369
Corus Entertainment, Inc. 8.75% 3/1/12	140,000	145,600
CSC Holdings, Inc. 7.625% 7/15/18	510,000	490,875
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09 (f)	240,000	268,800
EchoStar DBS Corp. 9.125% 1/15/09	355,000	386,950
Granite Broadcasting Corp.:
8.875% 5/15/08	140,000	122,500
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Granite Broadcasting Corp.: - continued
10.375% 5/15/05	$ 70,000	$ 66,500
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	305,000	324,825
K-III Communications Corp. 8.5% 2/1/06	75,000	74,250
LBI Media, Inc. 10.125% 7/15/12 (f)	255,000	269,663
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13	65,000	71,338
Mediacom LLC/Mediacom Capital Corp. 9.5% 1/15/13	200,000	207,500
News America Holdings, Inc.:
7.7% 10/30/25	1,090,000	1,206,022
8% 10/17/16	770,000	922,117
News America, Inc. 6.55% 3/15/33 (f)	300,000	288,950
PEI Holdings, Inc. 11% 3/15/10 (f)	145,000	151,525
PRIMEDIA, Inc.:
7.625% 4/1/08	45,000	43,650
8.875% 5/15/11	95,000	94,763
Regal Cinemas Corp. 9.375% 2/1/12	260,000	280,800
Rogers Cablesystems Ltd. yankee 11% 12/1/15	25,000	26,250
Rogers Communications, Inc. yankee 8.875% 7/15/07	120,000	118,800
Shaw Communications, Inc. yankee 7.2% 12/15/11	130,000	127,400
Spanish Broadcasting System, Inc. 9.625% 11/1/09	190,000	196,175
TCI Communications, Inc. 9.8% 2/1/12	310,000	386,871
TV Azteca SA de CV yankee 10.5% 2/15/07	270,000	243,000
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (f)	260,000	261,300
Yell Finance BV:
0% 8/1/11 (d)	300,000	228,000
10.75% 8/1/11	220,000	244,200
		12,581,314
Multiline Retail - 0.1%
Barneys, Inc. 9% 4/1/08 unit (f)	420,000	357,000
Dillard's, Inc.:
6.125% 11/1/03	105,000	104,213
6.39% 8/1/03	230,000	228,850
Saks, Inc. 9.875% 10/1/11	65,000	67,925
		757,988
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 9% 6/15/12	215,000	182,750
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Gap, Inc.:
9.9% 12/15/05	$ 350,000	$ 385,000
10.55% 12/15/08	40,000	46,000
Hollywood Entertainment Corp. 9.625% 3/15/11	130,000	134,550
J. Crew Group, Inc. 13.125% 10/15/08	690,000	427,800
United Auto Group, Inc. 9.625% 3/15/12	130,000	126,100
		1,302,200
Textiles Apparel & Luxury Goods - 0.1%
Levi Strauss & Co.:
7% 11/1/06	275,000	235,125
11.625% 1/15/08	180,000	171,900
12.25% 12/15/12 (f)	390,000	372,450
The William Carter Co. 10.875% 8/15/11	250,000	277,500
		1,056,975
TOTAL CONSUMER DISCRETIONARY		26,881,045
CONSUMER STAPLES - 1.0%
Food & Drug Retailing - 0.3%
Delhaize America, Inc.:
7.375% 4/15/06	110,000	110,000
8.125% 4/15/11	50,000	50,500
9% 4/15/31	60,000	58,800
Rite Aid Corp.:
6% 12/15/05 (f)	230,000	209,300
6.125% 12/15/08 (f)	125,000	97,500
6.875% 8/15/13	430,000	326,800
7.125% 1/15/07	380,000	334,400
7.625% 4/15/05	355,000	337,250
9.5% 2/15/11 (f)	215,000	222,525
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	385,000	315,700
9.125% 12/15/11	190,000	155,800
		2,218,575
Food Products - 0.2%
Corn Products International, Inc. 8.25% 7/15/07	260,000	271,700
Dean Foods Co. 6.9% 10/15/17	290,000	272,600
Del Monte Corp. 9.25% 5/15/11	725,000	772,125
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Doane Pet Care Co. 9.75% 5/15/07	$ 240,000	$ 217,200
Dole Food Co., Inc.:
6.375% 10/1/05	65,000	69,550
8.875% 3/15/11 (f)	110,000	113,300
		1,716,475
Household Products - 0.1%
Fort James Corp.:
6.625% 9/15/04	120,000	120,600
6.875% 9/15/07	75,000	73,125
		193,725
Tobacco - 0.4%
Philip Morris Companies, Inc. 7% 7/15/05	1,755,000	1,809,524
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 6/1/07	1,025,000	1,030,551
7.75% 5/15/06	380,000	399,607
		3,239,682
TOTAL CONSUMER STAPLES		7,368,457
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	355,000	365,650
Grant Prideco, Inc.:
9% 12/15/09	70,000	74,375
9.625% 12/1/07	210,000	227,850
		667,875
Oil & Gas - 0.9%
Centerpoint Energy Resources Corp. 7.875% 4/1/13 (f)	130,000	134,388
Chesapeake Energy Corp.:
7.5% 9/15/13 (f)	220,000	222,750
8.375% 11/1/08	215,000	225,750
9% 8/15/12	130,000	141,050
Clark Refining & Marketing, Inc.:
8.625% 8/15/08	55,000	56,100
8.875% 11/15/07	135,000	129,600
Empresa Nacional de Petroleo 6.75% 11/15/12 (f)	475,000	494,367
General Maritime Corp. 10% 3/15/13 (f)	335,000	341,700
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Nexen, Inc. 7.875% 3/15/32	$ 1,100,000	$ 1,224,890
Nuevo Energy Co.:
9.375% 10/1/10	60,000	61,800
9.5% 6/1/08	275,000	283,250
Overseas Shipholding Group, Inc. 8.25% 3/15/13 (f)	390,000	390,000
Pemex Project Funding Master Trust 6.125% 8/15/08 (f)	730,000	750,075
Plains Exploration & Production Co. LP 8.75% 7/1/12	140,000	145,600
Teekay Shipping Corp. 8.875% 7/15/11	610,000	652,700
The Coastal Corp.:
6.5% 5/15/06	160,000	136,800
6.95% 6/1/28	140,000	98,000
7.5% 8/15/06	155,000	136,400
7.75% 6/15/10	145,000	118,175
7.75% 10/15/35	360,000	261,000
9.625% 5/15/12	735,000	635,775
Western Oil Sands, Inc. 8.375% 5/1/12	270,000	282,150
		6,922,320
TOTAL ENERGY		7,590,195
FINANCIALS - 5.8%
Banks - 0.8%
Bank of New York Co., Inc.:
3.4% 3/15/13 (i)	360,000	355,752
4.25% 9/4/12 (i)	415,000	425,903
Capital One Bank 6.875% 2/1/06	125,000	125,544
Chevy Chase Savings Bank FSB 9.25% 12/1/08	310,000	310,000
Den Danske Bank AS 6.375% 6/15/08 (f)(i)	2,190,000	2,324,884
MBNA Corp. 6.25% 1/17/07	280,000	296,391
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (i)	585,000	691,547
7.816% 11/29/49	1,020,000	1,142,621
Western Financial Bank 9.625% 5/15/12	420,000	420,000
		6,092,642
Diversified Financials - 3.8%
Ahold Finance USA, Inc.:
6.25% 5/1/09	105,000	82,950
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Ahold Finance USA, Inc.: - continued
6.875% 5/1/29	$ 170,000	$ 126,650
8.25% 7/15/10	380,000	323,000
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	515,000	540,750
Capital One Financial Corp.:
7.25% 12/1/03	165,000	165,413
7.25% 5/1/06	525,000	511,670
8.75% 2/1/07	220,000	217,800
Citigroup, Inc. 3.5% 2/1/08	750,000	751,371
CMS Energy X-TRAS pass thru trust I 7% 1/15/05	490,000	436,100
Continental Airlines, Inc. pass thru trust certificates 6.9% 1/2/17	85,584	34,234
Credit Suisse First Boston (USA), Inc.:
4.625% 1/15/08	300,000	309,555
6.5% 1/15/12	300,000	322,426
Crown Cork & Seal Finance PLC yankee 7% 12/15/06	120,000	104,400
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	790,000	746,298
7.779% 11/18/05	155,000	100,750
Deutsche Telekom International Finance BV:
8.5% 6/15/10	600,000	704,077
8.75% 6/15/30	500,000	593,326
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp.:
8.5% 6/1/11	395,000	395,000
10.625% 12/1/12 (f)	100,000	108,750
FIMEP SA 10.5% 2/15/13 (f)	210,000	223,650
Ford Motor Credit Co. 5.8% 1/12/09	2,430,000	2,174,527
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (f)	370,000	344,100
General Motors Acceptance Corp. 6.875% 9/15/11	1,355,000	1,338,923
Goldman Sachs Group, Inc.:
5.7% 9/1/12	560,000	590,419
6.6% 1/15/12	540,000	603,083
Household Finance Corp.:
6.375% 10/15/11	650,000	707,353
6.375% 11/27/12	455,000	498,873
6.75% 5/15/11	350,000	388,798
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Household Finance Corp.: - continued
8% 5/9/05	$ 240,000	$ 265,461
HSBC Capital Funding LP 9.547% 12/31/49 (e)(f)	1,525,000	1,916,059
IOS Capital, Inc. 9.75% 6/15/04	535,000	541,019
J.P. Morgan Chase & Co.:
5.75% 1/2/13	100,000	104,768
6.625% 3/15/12	945,000	1,045,020
Lehman Brothers Holdings, Inc. 6.625% 1/18/12	500,000	564,230
MDP Acquisitions PLC 9.625% 10/1/12 (f)	260,000	273,000
Meditrust Exercisable Put Options Securities Trust 7.114% 8/15/04 (f)	40,000	40,000
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. III 9.125% 1/15/11	70,000	58,275
Millennium America, Inc. 9.25% 6/15/08	460,000	485,300
Moore North America Finance, Inc. 7.875% 1/15/11 (f)	180,000	185,400
Morgan Stanley 6.6% 4/1/12	1,355,000	1,512,558
NiSource Finance Corp. 7.625% 11/15/05	190,000	209,881
Northern Telecom Capital Corp. 7.875% 6/15/26	135,000	104,625
Pemex Project Funding Master Trust 7.375% 12/15/14	735,000	754,294
Petronas Capital Ltd. 7% 5/22/12 (f)	1,840,000	2,005,611
Pinnacle One Partners LP/Pinnacle One, Inc. 8.83% 8/15/04 (f)	225,000	227,250
Prime Property Funding II 6.25% 5/15/07	435,000	469,327
Qwest Capital Funding, Inc.:
5.875% 8/3/04	665,000	598,500
7% 8/3/09	240,000	181,200
7.75% 8/15/06	960,000	782,400
Qwest Services Corp.:
13% 12/15/07 (f)	145,000	152,250
13.5% 12/15/10 (f)	145,000	152,250
14% 12/15/14 (f)	138,000	148,350
SESI LLC 8.875% 5/15/11	240,000	254,400
SLM Corp. 5.375% 1/15/13	300,000	312,582
Sprint Capital Corp. 6.875% 11/15/28	585,000	511,875
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (f)	90,000	90,225
11% 2/15/13 (f)	160,000	160,400
TXU Eastern Funding yankee 6.75% 5/15/09 (c)	1,180,000	82,600
U.S. West Capital Funding, Inc. 6.375% 7/15/08	185,000	138,750
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Verizon Global Funding Corp. 4% 1/15/08	$ 630,000	$ 642,594
Verizon Wireless Capital LLC 5.375% 12/15/06	775,000	828,449
Xerox Credit Corp. 6.1% 12/16/03	70,000	69,475
		29,312,624
Insurance - 0.4%
MetLife, Inc. 3.911% 5/15/05	750,000	771,671
Principal Life Global Funding I:
5.125% 6/28/07 (f)	1,800,000	1,908,347
6.25% 2/15/12 (f)	505,000	549,056
Travelers Property Casualty Corp. 5% 3/15/13 (f)	170,000	168,980
		3,398,054
Real Estate - 0.8%
AvalonBay Communities, Inc. 5% 8/1/07	460,000	475,430
BRE Properties, Inc. 5.95% 3/15/07	935,000	998,679
Camden Property Trust 5.875% 6/1/07	555,000	591,780
CarrAmerica Realty Corp. 5.25% 11/30/07	500,000	514,720
CenterPoint Properties Trust 6.75% 4/1/05	490,000	521,663
EOP Operating LP 7.75% 11/15/07	860,000	987,584
Gables Realty LP 5.75% 7/15/07	250,000	254,130
iStar Financial, Inc. 8.75% 8/15/08	215,000	231,125
LNR Property Corp.:
9.375% 3/15/08	350,000	354,375
10.5% 1/15/09	85,000	88,400
Mack-Cali Realty LP 7.25% 3/15/09	200,000	226,733
MeriStar Hospitality Corp. 9% 1/15/08	160,000	136,400
Senior Housing Properties Trust 8.625% 1/15/12	245,000	252,963
Vornado Realty Trust 5.625% 6/15/07	400,000	412,336
		6,046,318
TOTAL FINANCIALS		44,849,638
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.0%
Millipore Corp. 7.5% 4/1/07	30,000	29,325
Health Care Providers & Services - 0.3%
Alderwoods Group, Inc.:
11% 1/2/07	114,300	114,586
12.25% 1/2/09	230,000	207,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
AmeriPath, Inc. 10.5% 4/1/13 (f)	$ 270,000	$ 278,100
Hanger Orthopedic Group, Inc. 10.375% 2/15/09	130,000	139,100
Owens & Minor, Inc. 8.5% 7/15/11	215,000	232,200
PacifiCare Health Systems, Inc. 10.75% 6/1/09	605,000	653,400
Tenet Healthcare Corp. 7.375% 2/1/13	110,000	110,000
Vanguard Health Systems, Inc. 9.75% 8/1/11	430,000	408,500
		2,142,886
Pharmaceuticals - 0.1%
aaiPharma, Inc. 11% 4/1/10	650,000	669,500
Biovail Corp. yankee 7.875% 4/1/10	135,000	140,738
		810,238
TOTAL HEALTH CARE		2,982,449
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.1%
Raytheon Co. 8.2% 3/1/06	600,000	677,152
Transdigm, Inc. 10.375% 12/1/08	100,000	105,750
		782,902
Airlines - 0.0%
Delta Air Lines, Inc. 6.65% 3/15/04	90,000	63,000
Building Products - 0.1%
Nortek, Inc.:
9.125% 9/1/07	380,000	392,350
9.25% 3/15/07	65,000	66,950
		459,300
Commercial Services & Supplies - 0.2%
Allied Waste North America, Inc.:
7.625% 1/1/06	535,000	545,700
7.875% 1/1/09	155,000	158,100
9.25% 9/1/12 (f)	245,000	260,925
10% 8/1/09	155,000	161,200
Browning-Ferris Industries, Inc. 6.375% 1/15/08	260,000	230,100
JohnsonDiversey, Inc. 9.625% 5/15/12	70,000	75,250
National Waterworks, Inc. 10.5% 12/1/12 (f)	120,000	130,200
		1,561,475
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.0%
Shaw Group, Inc. 10.75% 3/15/10 (f)	$ 330,000	$ 326,700
Industrial Conglomerates - 0.4%
Tyco International Group SA yankee:
5.8% 8/1/06	735,000	701,925
5.875% 11/1/04	150,000	148,500
6.375% 6/15/05	100,000	99,000
6.75% 2/15/11	2,190,000	2,091,450
		3,040,875
Machinery - 0.4%
AGCO Corp. 8.5% 3/15/06	40,000	40,000
Cummins, Inc.:
5.65% 3/1/98	255,000	147,900
9.5% 12/1/10 (f)	120,000	123,600
Dresser, Inc. 9.375% 4/15/11	525,000	515,813
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	950,000	950,000
Navistar International Corp. 9.375% 6/1/06	370,000	373,700
NMHG Holding Co. 10% 5/15/09	150,000	159,000
Terex Corp.:
Series D, 8.875% 4/1/08	100,000	98,250
8.875% 4/1/08	320,000	316,800
TriMas Corp.:
9.875% 6/15/12 (f)	190,000	191,900
9.875% 6/15/12	230,000	232,300
		3,149,263
Road & Rail - 0.0%
TFM SA de CV:
12.5% 6/15/12	110,000	105,050
yankee 10.25% 6/15/07	40,000	35,700
		140,750
TOTAL INDUSTRIALS		9,524,265
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Lucent Technologies, Inc.:
5.5% 11/15/08	90,000	64,800
6.5% 1/15/28	65,000	41,275
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.: - continued
7.25% 7/15/06	$ 95,000	$ 83,600
Motorola, Inc. 8% 11/1/11	370,000	405,150
Nortel Networks Corp. yankee 6.125% 2/15/06	5,000	4,550
		599,375
Computers & Peripherals - 0.2%
NCR Corp. 7.125% 6/15/09 (f)	895,000	942,644
Seagate Technology HDD Holdings 8% 5/15/09	295,000	309,013
		1,251,657
Electronic Equipment & Instruments - 0.2%
Avnet, Inc. 9.75% 2/15/08	210,000	216,300
ChipPAC International Ltd. 12.75% 8/1/09	175,000	192,500
Flextronics International Ltd. yankee 8.75% 10/15/07	370,000	386,650
Ingram Micro, Inc. 9.875% 8/15/08	295,000	312,700
PerkinElmer, Inc. 8.875% 1/15/13 (f)	310,000	327,825
Solectron Corp. 7.375% 3/1/06	585,000	574,763
		2,010,738
IT Consulting & Services - 0.0%
Unisys Corp. 8.125% 6/1/06	135,000	143,944
Office Electronics - 0.1%
Xerox Corp.:
7.15% 8/1/04	390,000	388,050
7.2% 4/1/16	245,000	219,275
		607,325
Semiconductor Equipment & Products - 0.0%
AMI Semiconductor, Inc. 10.75% 2/1/13 (f)	140,000	146,300
TOTAL INFORMATION TECHNOLOGY		4,759,339
MATERIALS - 1.6%
Chemicals - 0.2%
Berry Plastics Corp. 10.75% 7/15/12	410,000	429,475
Georgia Gulf Corp. 10.375% 11/1/07	105,000	111,825
Huntsman International LLC 9.875% 3/1/09	200,000	210,000
Methanex Corp. yankee 7.75% 8/15/05	425,000	437,750
PolyOne Corp. 8.875% 5/1/12	225,000	189,000
		1,378,050
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - 0.5%
Anchor Glass Container Corp. 11% 2/15/13 (f)	$ 305,000	$ 318,725
BWAY Corp. 10% 10/15/10 (f)	80,000	84,200
Crown Cork & Seal, Inc.:
7.375% 12/15/26	170,000	114,750
8% 4/15/23	250,000	173,750
Crown European Holdings SA:
9.5% 3/1/11 (f)	150,000	150,000
10.875% 3/1/13 (f)	150,000	151,875
Graphic Packaging Corp. 8.625% 2/15/12	70,000	72,800
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12	250,000	263,750
Owens-Brockway Glass Container, Inc.:
8.75% 11/15/12 (f)	375,000	384,375
8.875% 2/15/09	185,000	189,625
Owens-Illinois, Inc.:
7.15% 5/15/05	300,000	299,250
7.35% 5/15/08	135,000	128,250
7.5% 5/15/10	235,000	216,788
7.8% 5/15/18	515,000	427,450
7.85% 5/15/04	195,000	195,975
8.1% 5/15/07	270,000	261,900
Silgan Holdings, Inc. 9% 6/1/09	180,000	186,300
		3,619,763
Metals & Mining - 0.5%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)	260,000	274,454
Falconbridge Ltd. yankee 7.35% 6/5/12	880,000	942,066
Freeport-McMoRan Copper & Gold, Inc. 7.5% 11/15/06	705,000	712,050
Luscar Coal Ltd. 9.75% 10/15/11	110,000	122,100
P&L Coal Holdings Corp. 9.625% 5/15/08	580,000	609,725
Peabody Energy Corp. 6.875% 3/15/13 (f)	310,000	314,650
Phelps Dodge Corp.:
8.75% 6/1/11	385,000	415,800
9.5% 6/1/31	105,000	112,350
Steel Dynamics, Inc. 9.5% 3/15/09	220,000	224,400
		3,727,595
Paper & Forest Products - 0.4%
Boise Cascade Corp. 7.68% 3/29/06	830,000	877,869
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Domtar, Inc. yankee 7.875% 10/15/11	$ 300,000	$ 354,052
Georgia-Pacific Corp.:
7.375% 12/1/25	80,000	61,200
7.5% 5/15/06	410,000	389,500
8.125% 5/15/11	330,000	307,313
8.875% 5/15/31	425,000	361,250
9.625% 3/15/22	80,000	69,600
Louisiana-Pacific Corp. 10.875% 11/15/08	80,000	88,000
Millar Western Forest Products Ltd. yankee 9.875% 5/15/08	330,000	336,600
Stone Container Corp. 9.75% 2/1/11	255,000	277,950
		3,123,334
TOTAL MATERIALS		11,848,742
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.1%
AT&T Broadband Corp. 8.375% 3/15/13	400,000	473,922
AT&T Corp.:
7% 11/15/06	160,000	171,050
7.8% 11/15/11	360,000	387,444
Citizens Communications Co.:
8.5% 5/15/06	785,000	887,713
9.25% 5/15/11	285,000	357,959
France Telecom SA:
8.7% 3/1/06	350,000	397,433
9.25% 3/1/11	400,000	480,812
10% 3/1/31	440,000	573,039
Qwest Corp. 8.875% 3/15/12 (f)	595,000	633,675
Rogers Cantel, Inc. yankee:
8.8% 10/1/07	245,000	240,100
9.375% 6/1/08	115,000	117,875
Telefonica Europe BV 7.75% 9/15/10	500,000	588,954
Telefonos de Mexico SA de CV 8.25% 1/26/06	480,000	535,824
TELUS Corp. yankee 8% 6/1/11	1,000,000	1,060,000
Triton PCS, Inc.:
0% 5/1/08 (d)	50,000	44,500
8.75% 11/15/11	280,000	232,400
9.375% 2/1/11	640,000	544,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
U.S. West Communications:
5.65% 11/1/04	$ 85,000	$ 82,450
7.2% 11/1/04	620,000	616,900
		8,426,050
Wireless Telecommunication Services - 0.6%
American Tower Corp. 9.375% 2/1/09	220,000	198,000
AT&T Wireless Services, Inc. 8.75% 3/1/31	540,000	619,251
Crown Castle International Corp.:
9.375% 8/1/11	480,000	434,400
10.75% 8/1/11	205,000	197,825
Nextel Communications, Inc.:
9.375% 11/15/09	165,000	173,250
9.5% 2/1/11	145,000	152,975
9.75% 10/31/07	675,000	695,250
9.95% 2/15/08	515,000	535,600
Nextel Partners, Inc. 0% 2/1/09 (d)	465,000	427,800
Rogers Wireless, Inc. 9.625% 5/1/11	660,000	693,000
VoiceStream Wireless Corp.:
0% 11/15/09 (d)	419,000	393,860
10.375% 11/15/09	217,000	238,700
		4,759,911
TOTAL TELECOMMUNICATION SERVICES		13,185,961
UTILITIES - 3.0%
Electric Utilities - 1.7%
Allegheny Energy Supply Co. LLC:
Series A, 10.25% 11/15/07 (f)(g)	214,951	214,951
Series B, 10.25% 11/15/07 (f)(i)	20,049	20,249
7.8% 3/15/11	330,000	254,100
8.75% 4/15/12 (f)	310,000	235,600
Allegheny Energy, Inc. 7.75% 8/1/05	170,000	165,750
CMS Energy Corp.:
6.75% 1/15/04	325,000	308,750
7.5% 1/15/09	250,000	207,500
7.625% 11/15/04	60,000	54,900
8.9% 7/15/08	180,000	151,200
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
CMS Energy Corp.: - continued
9.875% 10/15/07	$ 110,000	$ 100,650
Constellation Energy Group, Inc. 6.35% 4/1/07	660,000	720,806
Dominion Resources, Inc.:
2.8% 2/15/05	405,000	406,702
6.25% 6/30/12	270,000	291,741
Duke Capital Corp. 6.75% 2/15/32	395,000	334,331
Edison International 6.875% 9/15/04	105,000	104,213
FirstEnergy Corp. 6.45% 11/15/11	555,000	586,739
Illinois Power Co.:
7.5% 6/15/09	580,000	522,000
11.5% 12/15/10 (f)	470,000	495,850
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	315,000	320,242
5.875% 10/1/12	345,000	357,815
Midland Funding Corp. II 11.75% 7/23/05	195,000	204,750
Monongahela Power Co. 5% 10/1/06	375,000	363,750
Nevada Power Co. 10.875% 10/15/09 (f)	250,000	258,750
Pacific Gas & Electric Co.:
6.25% 8/1/03	185,000	182,225
6.25% 3/1/04	375,000	369,375
8.25% 11/1/22	340,000	329,800
9.625% 11/1/05 (f)	410,000	414,100
PSI Energy, Inc. 6.65% 6/15/06	870,000	943,338
Public Service Co. of Colorado 7.875% 10/1/12 (f)	455,000	557,982
Reliant Energy Resources Corp.:
7.75% 2/15/11	70,000	71,400
8.125% 7/15/05	115,000	115,000
Southern California Edison Co.:
6.25% 6/15/03	25,000	25,000
8% 2/15/07 (f)	825,000	882,750
Southern Power Co. 6.25% 7/15/12	535,000	585,799
Southwestern Public Service Co. 5.125% 11/1/06	400,000	417,683
TECO Energy, Inc.:
7% 5/1/12	885,000	769,950
10.5% 12/1/07	440,000	455,400
TXU Corp. 6.375% 6/15/06	285,000	293,550
		13,094,691
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 0.6%
ANR Pipeline, Inc.:
8.875% 3/15/10 (f)	$ 100,000	$ 105,000
9.625% 11/1/21	140,000	150,500
CMS Panhandle Holding Co. 6.125% 3/15/04	245,000	245,000
Columbia Energy Group 6.8% 11/28/05	190,000	208,174
El Paso Energy Corp.:
6.75% 5/15/09	105,000	84,525
6.95% 12/15/07	295,000	247,800
7.375% 12/15/12	15,000	11,475
7.75% 1/15/32	135,000	96,525
8.05% 10/15/30	330,000	239,250
Noram Energy Corp. 6.5% 2/1/08	53,000	52,470
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (f)	610,000	648,979
Sonat, Inc.:
6.625% 2/1/08	250,000	194,375
6.75% 10/1/07	140,000	113,050
6.875% 6/1/05	450,000	402,750
Southern Natural Gas Co.:
7.35% 2/15/31	40,000	36,800
8% 3/1/32	135,000	129,020
8.875% 3/15/10 (f)	120,000	126,300
Tennessee Gas Pipeline Co.:
6% 12/15/11	120,000	105,600
7% 10/15/28	365,000	302,950
7.625% 4/1/37	965,000	829,900
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	140,000	137,200
8.875% 7/15/12	170,000	180,625
Williams Holdings of Delaware, Inc.:
6.25% 2/1/06	25,000	22,500
6.5% 12/1/08	205,000	171,175
		4,841,943
Multi-Utilities & Unregulated Power - 0.7%
AES Corp.:
8.875% 2/15/11	430,000	352,600
9.375% 9/15/10	175,000	147,000
9.5% 6/1/09	300,000	255,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
AES Corp.: - continued
10% 7/15/05 (f)	$ 130,000	$ 132,600
El Paso Corp.:
7% 5/15/11	260,000	205,400
7.875% 6/15/12 (f)	90,000	73,800
Western Resources, Inc.:
6.875% 8/1/04	115,000	115,575
9.75% 5/1/07	495,000	524,700
Williams Companies, Inc.:
6.5% 8/1/06	620,000	562,650
6.75% 1/15/06	130,000	117,650
7.125% 9/1/11	1,760,000	1,513,600
7.5% 1/15/31	770,000	596,750
7.625% 7/15/19	125,000	98,750
7.75% 6/15/31	70,000	54,950
7.875% 9/1/21	445,000	354,888
8.75% 3/15/32 (f)	70,000	58,800
9.25% 3/15/04	195,000	191,588
		5,356,301
TOTAL UTILITIES		23,292,935
TOTAL NONCONVERTIBLE BONDS		152,283,026
TOTAL CORPORATE BONDS (Cost $146,627,260)		153,753,589
U.S. Government and Government Agency Obligations - 5.8%

U.S. Government Agency Obligations - 4.0%
Fannie Mae:
3.125% 8/15/05	6,500,000	6,537,791
3.25% 11/15/07	2,955,000	2,998,953
4.375% 3/15/13	450,000	448,031
5.25% 6/15/06	2,765,000	3,015,559
6.25% 2/1/11	4,650,000	5,226,275
6.25% 7/19/11	200,000	210,429
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Freddie Mac:
5.5% 7/15/06 (g)	$ 4,120,000	$ 4,527,765
5.875% 3/21/11	3,360,000	3,706,040
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	2,441,656	2,701,302
Private Export Funding Corp. secured 6.86% 4/30/04	204,750	216,468
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	1,000,000	1,114,048
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		30,702,661
U.S. Treasury Inflation Protected Obligations - 0.0%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	450,000	594,076
U.S. Treasury Obligations - 1.8%
U.S. Treasury Bills, yield at date of purchase 1.15% 5/1/03	300,000	299,721
U.S. Treasury Bonds 7.875% 2/15/21	6,800,000	9,339,909
U.S. Treasury Notes:
3% 2/15/08	450,000	455,274
3.875% 2/15/13	500,000	502,090
4.375% 5/15/07	2,875,000	3,087,143
TOTAL U.S. TREASURY OBLIGATIONS		13,684,137
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $44,422,195)		44,980,874
U.S. Government Agency - Mortgage Securities - 12.2%

Fannie Mae - 10.8%
4.5% 6/1/18 to 6/17/18 (g)	16,000,000	16,105,000
5% 4/1/18 (g)	10,300,940	10,574,559
5.5% 4/1/18 to 4/1/33 (g)(h)	20,740,000	21,319,620
5.5% 1/1/32	780,996	798,524
6% 4/1/09 to 12/1/24	4,297,461	4,496,248
6% 4/1/33 (g)	141,161	146,278
6.5% 9/1/25 to 11/1/28	7,783,392	8,138,524
6.5% 4/1/33 (g)	10,366,759	10,810,586
7% 12/1/25 to 7/1/29	6,247,748	6,604,763
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
7.5% 10/1/09 to 11/1/31	$ 3,563,460	$ 3,801,812
11.5% 11/1/15	95,806	110,462
TOTAL FANNIE MAE		82,906,376
Freddie Mac - 0.1%
7.5% 8/1/28 to 8/1/31	480,796	513,304
8.5% 3/1/22 to 5/1/22	8,160	8,896
12% 11/1/19	37,118	43,355
TOTAL FREDDIE MAC		565,555
Government National Mortgage Association - 1.3%
6.5% 11/15/08 to 8/15/27	5,236,995	5,545,888
6.5% 4/1/33 (g)	140,319	147,335
7% 3/15/28 to 4/15/32	1,643,175	1,746,578
7.5% 5/15/22 to 8/15/28	1,427,219	1,533,718
8.5% 8/15/29 to 12/15/30	1,002,695	1,090,982
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		10,064,501
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $91,139,926)		93,536,432
Asset-Backed Securities - 2.4%

Ameriquest Mortgage Securities, Inc. 2.1288% 3/1/33 (i)	330,000	333,094
Amortizing Residential Collateral Trust:
1.655% 8/25/32 (i)	1,768,479	1,764,723
2.105% 10/25/32 (i)	1,790,000	1,772,711
7% 6/25/32	129,924	128,703
Asset Backed Securities Corp. Home Equity Loan Trust:
1.68% 4/15/33 (g)(i)	705,000	704,631
2.2% 4/15/33 (g)(i)	390,000	390,000
Associates Automobile Receivables Trust 7.83% 8/15/07	640,000	682,189
Capital One Master Trust:
4.55% 2/15/08	1,800,000	1,860,755
4.9% 3/15/10	510,000	535,181
Capital One Multi-Asset Execution Trust 1.96% 7/15/08 (i)	690,000	684,825
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
CDC Mortgage Capital, Inc. Nim Trust 10% 1/25/33 (f)	$ 358,380	$ 358,380
CIT Marine Trust 5.8% 4/15/10	119,138	119,528
Citibank Credit Card Master Trust I 5.75% 2/15/06	685,000	710,231
Countrywide Home Loans, Inc. 1.735% 5/25/33 (i)	1,082,835	1,082,832
CS First Boston Mortgage Securities Corp. Nims Trust
8% 8/27/32 (f)	733,291	716,753
Ford Credit Auto Owner Trust 5.71% 9/15/05	405,000	422,934
GSAMP Nim Trust 8.25% 10/20/32 (f)	241,851	240,642
Home Equity Asset Trust Nims Trust 8% 3/27/33 (f)	424,678	417,246
Household Private Label Credit Card Master Note Trust I:
2.53% 9/15/09 (i)	400,000	400,381
5.5% 1/18/11	550,000	590,863
Long Beach Asset Holdings Corp. Nim Trust 9.05% 5/25/32 (f)	310,190	303,211
MBNA Credit Card Master Note Trust:
1.64% 1/15/09 (i)	500,000	500,285
1.655% 10/15/08 (i)	500,000	499,878
1.66% 10/15/09 (i)	500,000	497,598
Morgan Stanley Dean Witter Capital I Trust:
9.5% 9/25/32 (f)	362,874	362,874
10% 1/25/32 (f)	129,558	129,558
10% 2/25/32 (f)	84,482	84,482
10% 4/25/32 (f)	97,064	97,064
10% 5/25/32 (f)	88,518	88,518
New Century Home Equity Loan Trust 1.755% 1/25/33 (i)	680,000	680,408
Railcar Trust 7.75% 6/1/04	8,868	9,228
Residential Asset Mortgage Products, Inc. 3.6% 12/1/32 (g)	550,000	545,609
Sears Credit Account Master Trust II 7.5% 11/15/07	750,000	774,375
TOTAL ASSET-BACKED SECURITIES (Cost $18,339,475)		18,489,690
Collateralized Mortgage Obligations - 0.6%

U.S. Government Agency - 0.6%
Fannie Mae REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	900,000	964,632
Series 1999-57 Class PH, 6.5% 12/25/29	800,000	849,966
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC planned amortization class Series 2002-64 Class PC, 5.5% 12/25/26	$ 450,000	$ 472,613
Freddie Mac Multi-class participation certificates guaranteed REMIC planned amortization class Series 2444 Class PF, 6.5% 8/15/27	2,400,000	2,503,704
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,519,402)		4,790,915
Commercial Mortgage Securities - 3.1%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	1,757,064	1,932,091
Series 1997-D5 Class PS1, 1.6984% 2/14/43 (i)(j)	6,856,140	481,269
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	761,145	828,076
Class B, 7.48% 2/1/08	680,000	767,519
COMM floater:
Series 2001-FL5A Class A2, 1.83% 11/15/13 (f)(i)	355,000	355,325
Series 2002-FL7 Class A2, 1.63% 11/15/14 (f)(i)	400,000	399,898
Crest Dartmouth Street 2003 1 Ltd./Crest Dartmouth Street 2003 1 Corp. Series 2003-1A Class C, 6.667% 6/28/38 (g)	415,000	415,000
CS First Boston Mortgage Securities Corp.:
floater Series 2001-TFLA Class B, 2.18% 12/15/11 (f)(i)	775,000	772,931
Series 1997-C2 Class D, 7.27% 1/17/35	1,050,000	1,152,211
Series 1998-C1 Class D, 7.17% 5/17/40	205,000	218,185
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,320,000	1,358,363
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CG1 Class A1B, 6.41% 6/10/31	400,000	448,033
Series 1999-CG2:
Class A1A, 6.88% 6/10/32	1,143,431	1,260,242
Class A1B, 7.3% 6/10/32	220,000	257,521
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (f)	1,000,000	1,123,328
Class C1, 7.52% 5/15/06 (f)	700,000	788,881
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C 6.944% 6/15/31	400,000	455,807
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-26 Class C, 6.0213% 2/16/24 (i)	$ 550,000	$ 603,281
GMPT Commercial Mortgage Backed Securities floater Series 1999-C1A Class A, 1.68% 8/15/09 (f)(i)	280,000	279,677
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class SWDB 5.855% 11/11/19 (f)	505,000	519,203
GS Mortgage Securities Corp. II:
sequential pay Series 1998-GLII Class A2, 6.562% 4/13/31	100,000	111,133
Series 1998-GLII Class E, 6.9711% 4/13/31 (i)	350,000	336,328
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay:
Series 1998-C6 Class A3, 6.613% 1/15/30	1,100,000	1,238,654
Series 1999-C7 Class A2, 6.507% 10/15/35	310,000	348,888
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class B, 6.59% 2/18/30	300,000	333,191
LB-UBS Commercial Mortgage Trust sequential pay Series 2001-C3 Class A1, 6.058% 6/15/20	1,598,802	1,733,815
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (f)	600,000	539,813
LTC Commercial Mortgage pass thru certificates sequential pay Series 1998-1 Class A, 6.029% 5/28/30 (f)	599,112	603,605
Morgan Stanley Capital I, Inc. sequential pay Series 1999-WF1 Class A2, 6.21% 11/15/31	150,000	167,641
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.7545% 3/12/35 (f)(i)(j)	3,620,000	278,338
Salomon Brothers Mortgage Securities VII, Inc. Series 2000-C3 Class A2, 6.592% 12/18/33	435,000	492,088
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	96,352	96,974
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (f)	1,150,000	1,277,578
Series 1:
Class D2, 6.992% 11/15/07 (f)	1,100,000	1,201,750
Class E2, 7.224% 11/15/07 (f)	660,000	712,181
Trizechahn Office Properties Trust 7.253% 3/15/13 (f)	245,000	257,132
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $22,916,075)		24,145,950
Foreign Government and Government Agency Obligations - 0.5%
	Principal Amount	Value (Note 1)
Chilean Republic:
5.5% 1/15/13	$ 570,000	$ 573,648
5.625% 7/23/07	520,000	552,500
6.875% 4/28/09	300,000	335,340
7.125% 1/11/12	595,000	669,747
United Mexican States:
6.375% 1/16/13	730,000	730,000
8% 9/24/22	800,000	837,200
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,483,660)		3,698,435
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $415,509)	420,000	433,125
Money Market Funds - 41.4%
	Shares
Fidelity Cash Central Fund, 1.37% (b)	175,915,667	175,915,667
Fidelity Money Market Central Fund, 1.38% (b)	140,550,134	140,550,134
Fidelity Securities Lending Cash Central Fund, 1.33% (b)	1,779,000	1,779,000
TOTAL MONEY MARKET FUNDS (Cost $318,244,801)		318,244,801
Cash Equivalents - 2.5%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.31%, dated 3/31/03 due 4/1/03) (Cost $18,959,000)	$ 18,959,690	$ 18,959,000
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $818,712,140)		832,166,357
NET OTHER ASSETS - (8.3)%		(63,819,585)
NET ASSETS - 100%		$ 768,346,772
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.40775% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2006	$ 3,000,000	$ (4,967)
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $37,747,920 or 4.9% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security is subject to a forward commitment to sell.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $788,231,559 and $904,784,617, respectively, of which long-term U.S. government and government agency obligations aggregated $445,454,490 and $497,291,199, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $29,554 for the period.
Income Tax Information
At September 30, 2002, the fund had a capital loss carryforward of approximately $55,334,000 of which $7,669,000 and $47,665,000 will expire on September 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2003, approximately $8,627,000 of losses recognized during the period November 1, 2001 to September 30, 2002.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,646,942 and repurchase agreements of $18,959,000) (cost $818,712,140) - See accompanying schedule		$ 832,166,357
Commitment to sell securities on a delayed delivery basis	$ (4,541,781)
Receivable for securities sold on a delayed delivery basis	4,557,773	15,992
Cash		635,780
Receivable for investments sold		8,904,757
Receivable for fund shares sold		1,625,994
Dividends receivable		75,585
Interest receivable		4,496,304
Other receivables		919
Total assets		847,921,688

Liabilities
Payable for investments purchased Regular delivery	$ 6,831,516
Delayed delivery	65,578,647
Payable for fund shares redeemed	5,008,833
Unrealized loss on swap agreements	4,967
Accrued management fee	275,375
Other payables and accrued expenses	96,578
Collateral on securities loaned, at value	1,779,000
Total liabilities		79,574,916

Net Assets		$ 768,346,772
Net Assets consist of:
Paid in capital		$ 837,179,728
Undistributed net investment income		3,646,031
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(85,944,250)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,465,263
Net Assets, for 69,956,195 shares outstanding		$ 768,346,772
Net Asset Value, offering price and redemption price per share ($768,346,772 ÷ 69,956,195 shares)		$ 10.98

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

		Six months ended March 31, 2003 (Unaudited)

Investment Income
Dividends		$ 1,076,667
Interest		14,855,498
Security lending		1,431
Total income		15,933,596

Expenses
Management fee	$ 1,758,755
Transfer agent fees	654,438
Accounting and security lending fees	103,957
Non-interested trustees' compensation	1,628
Custodian fees and expenses	28,690
Registration fees	16,920
Audit	23,061
Legal	2,139
Miscellaneous	4,715
Total expenses before reductions	2,594,303
Expense reductions	(146,659)	2,447,644
Net investment income (loss)		13,485,952
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(24,541,496)
Foreign currency transactions	1,269
Futures contracts	223,097
Total net realized gain (loss)		(24,317,130)
Change in net unrealized appreciation (depreciation) on: Investment securities	49,160,732
Assets and liabilities in foreign currencies	21
Futures contracts	4,120,311
Swap agreements	(4,967)
Delayed delivery commitments	15,992
Total change in net unrealized appreciation (depreciation)		53,292,089
Net gain (loss)		28,974,959
Net increase (decrease) in net assets resulting from operations		$ 42,460,911

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2003 (Unaudited)	Year ended September 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,485,952	$ 35,207,476
Net realized gain (loss)	(24,317,130)	3,132,666
Change in net unrealized appreciation (depreciation)	53,292,089	(45,229,399)
Net increase (decrease) in net assets resulting from operations	42,460,911	(6,889,257)
Distributions to shareholders from net investment income	(14,042,620)	(34,805,397)
Share transactions Net proceeds from sales of shares	129,535,951	223,469,769
Reinvestment of distributions	13,309,656	33,022,254
Cost of shares redeemed	(252,042,427)	(282,028,465)
Net increase (decrease) in net assets resulting from share transactions	(109,196,820)	(25,536,442)
Total increase (decrease) in net assets	(80,778,529)	(67,231,096)

Net Assets
Beginning of period	849,125,301	916,356,397
End of period (including undistributed net investment income of $3,646,031 and undistributed net investment income of $4,202,699, respectively)	$ 768,346,772	$ 849,125,301
Other Information Shares
Sold	11,902,668	20,084,529
Issued in reinvestment of distributions	1,230,681	2,968,552
Redeemed	(23,195,710)	(25,332,214)
Net increase (decrease)	(10,062,361)	(2,279,133)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended March 31, 2003	Years ended September 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 11.13	$ 12.24	$ 12.15	$ 12.45	$ 12.36
Income from Investment Operations
Net investment income (loss)D	.18	.43	.59	.65	.58	.57
Net realized and unrealized gain (loss)	.37	(.52)	(.87)	.30	.22	.39
Total from investment operations	.55	(.09)	(.28)	.95	.80	.96
Distributions from net investment income	(.18)	(.43)	(.61)	(.65)	(.57)	(.58)
Distributions from net realized gain	-	-	(.22)	(.21)	(.53)	(.29)
Total distributions	(.18)	(.43)	(.83)	(.86)	(1.10)	(.87)
Net asset value, end of period	$ 10.98	$ 10.61	$ 11.13	$ 12.24	$ 12.15	$ 12.45
Total ReturnB,C	5.22%	(.92)%	(2.40)%	8.10%	6.65%	8.06%
Ratios to Average Net AssetsE
Expenses before expense reductions	.64%A	.64%	.64%	.65%	.69%	.71%
Expenses net of voluntary waivers, if any	.64%A	.64%	.64%	.65%	.69%	.71%
Expenses net of all reductions	.60%A	.63%	.62%	.62%	.67%	.69%
Net investment income (loss)	3.30%A	3.90%	5.10%	5.36%	4.72%	4.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 768,347	$ 849,125	$ 916,356	$ 818,427	$ 902,755	$ 776,116
Portfolio turnover rate	292%A	164%	164%	140%	121%	156%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Asset Manager: Income (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 23,968,104	|
Unrealized depreciation	(11,553,904)
Net unrealized appreciation (depreciation)	$ 12,414,200
Cost for federal income tax purposes	$ 819,752,157

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery". Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows based periodically on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements".

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous repurchase of similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll

Semiannual Report

2. Operating Policies - continued

Financing Transactions - continued

transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to interest income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to interest income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,374,339 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $136,382 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $956 and $9,321 respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager: Aggressive®

Asset Manager: Growth®

Asset Manager: Income®

Fidelity Freedom Funds® -
Income, 2000, 2010, 2020, 2030, 2040

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AMI-SANN-0503 345413
1.702315.105

Fidelity®

Asset ManagerSM

Semiannual Report

March 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Market Recap	<Click Here>	An overview of the market's performance and the factors driving it.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Developments in Iraq significantly influenced the financial markets in the first quarter of 2003. War concerns pressured stocks in January and February. Then, after the coalition's opening salvo, stocks rose on hopes for a quick end to the hostilities. However, they soon dropped again as investors feared the battle could be more protracted than expected. Meanwhile, investment-grade bonds posted steady, if unspectacular, returns, and high-yield bonds jumped sharply higher.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a shorter investment time horizon, you might want to consider moving some of your investment into Asset Manager: Income, which generally has a higher weighting in short-term investments compared with the other Asset Manager funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended March 31, 2003	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Asset Manager SM	6.06%	-9.68%	9.79%	108.58%
Fidelity Asset Manager Composite	4.01%	-8.54%	9.91%	105.46%
S&P 500®	5.02%	-24.76%	-17.47%	126.73%
LB Aggregate Bond	2.99%	11.69%	43.64%	100.93%
LB 3 Month T-Bill	0.73%	1.66%	23.50%	57.61%
Flexible Portfolio Funds Average	2.65%	-13.67%	-5.29%	82.42%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Asset Manager Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 SM Index (S&P 500®), the Lehman Brothers® Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended March 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager	-9.68%	1.89%	7.63%
Fidelity Asset Manager Composite	-8.54%	1.91%	7.47%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Asset Manager SM on March 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index, Lehman Brothers Aggregate Bond Index and Fidelity Asset Manager Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Market Recap

Stocks staged a recovery during the six-month period ending March 31, 2003, but it was inconclusive as to whether the equity markets' gains were related to any widespread fundamental improvement in the economy, or simply the result of bargain-hungry investors acting opportunistically on extensive weakness. Meanwhile, fixed-income securities delivered positive returns.

Stocks: The pendulum of investor sentiment swung back in a positive direction for stocks during the past six months. For many investors who've watched the value of their portfolios shrink since the peak of the market in March of 2000, the sign of a pause - or possible reversal - in the market's multi-year decline was a welcome relief. Demand for stocks during the six-month period was highest in some of the worst-performing market sectors of recent years, namely technology and biotechnology. The sharp rally in these two sectors helped boost the NASDAQ Composite® Index to a gain of 14.72%. Other indexes also showed positive results. The blue-chips' benchmark, the Dow Jones Industrial Average SM, gained 6.51%, while the Standard & Poor's 500SM Index, a benchmark of 500 larger companies, rose 5.02%. Smaller-cap stocks fared worse, but still managed a gain as evidenced by the 1.39% return for the Russell 2000® Index. Stocks performed favorably despite a rather gloomy economic backdrop. Few industries showed signs of stronger demand for goods and services. Unemployment levels remained high. Corporate earnings growth was tepid at best, and the rate of corporate bankruptcies remained elevated compared to its historical average. Adding to the concerns of investors was the situation in Iraq, which led to an increase in market volatility through the end of the period.

Bonds: Bonds fared well during the six months ending March 31, 2003, bolstered by favorable interest rate conditions and strong supply/demand technicals. The Lehman Brothers® Aggregate Bond Index - a proxy for taxable bond performance - returned 2.99%. Despite a more positive environment for riskier assets, a flight to quality in bonds generally persisted due to uncertainty about the economy and the war in Iraq. For much of the period, investors sought safety in the highest-quality bonds, driving Treasury prices up and yields down to 40-year lows. The Lehman Brothers Treasury Index rose 1.45%. However, given the low level of interest rates, all spread sectors - including corporate, mortgage and government agency securities - outperformed Treasuries, as investors searched for higher-yielding instruments. Accordingly, the Lehman Brothers Credit Bond, U.S. Agency and Mortgage-Backed Securities indexes returned 5.55%, 2.41% and 2.30%, respectively. Corporates led the way after struggling for most of 2002, enjoying their best six-month return ever relative to comparable duration Treasuries. Yield spreads narrowed sharply from record-wide levels, fueled in part by fewer unexpected negative company announcements. Strong institutional demand helped mortgages overcome increased volatility and higher prepayment activity.

Semiannual Report

Fund Talk: The Manager's Overview

An interview with Richard Habermann, Portfolio Manager of Fidelity Asset Manager

Q. How did the fund perform, Dick?

A. It did well both on an absolute and relative basis, returning 6.06% for the six months ending March 31, 2003, while the Fidelity Asset Manager Composite Index and the Lipper Inc. flexible portfolio funds average returned 4.01% and 2.65%, respectively. For the 12 months ending March 31, 2003, the fund fell 9.68%, while the composite index and Lipper average declined 8.54% and 13.67%, respectively.

Q. What was behind the fund's strong showing during the past six months?

A. While security selection was a positive overall, my asset allocation decisions had the most influence on performance. After staying close to a 50% neutral stance in equities for much of 2002, I shifted to a modest overweighting during the fourth quarter, feeling the stage was set for a rebound. This move proved wise as stocks rallied sharply from their October lows. We then benefited from becoming more cautious - largely due to valuation concerns - and trimming our equity positions to lock in profits before the market rolled back over in December. Being underweighted in equities also helped during the first quarter of 2003 as stocks sagged amid disappointing economic data and the uncertainty surrounding the war with Iraq. Our emphasis on high-yield securities - a strategy that hurt performance in previous periods - paid off versus the benchmarks this time. High-yield bonds outpaced stocks and investment-grade debt by wide margins due to their cheap valuations, declining default rates, and investors' increased appetite for risk and higher yields amid low interest rates. We added to our weighting when prices were attractive back in the fall, which gave us even more of a boost as the high-yield market rebounded strongly from historically low levels. Similarly, we had solid results from our investment-grade corporate bonds, but we scaled back on these holdings late in the period when the group's relative valuations became less attractive.(Portfolio Manager photograph)

Q. What drove the equity holdings?

A. It was a volatile environment for stocks in the face of challenging economic, corporate and geopolitical news. That said, the fund's equity investments - managed by Charles Mangum - edged the S&P 500, mainly due to strong sector selection. Overweighting telecommunication services was a big plus, as Qwest Communications, Verizon and BellSouth - the latter of which we later sold - snapped back sharply in the fourth quarter after struggling for most of 2002. The fund also benefited from owning the right financial stocks. Charles' aggressive positioning in diversified financials - including Citigroup, Morgan Stanley and Fannie Mae - paid off in an up market, as did strong stock picking and an underweighting in banks, which lagged the S&P®. Elsewhere, shying away from weak industrial and consumer staples stocks boosted performance, while energy holdings such as ConocoPhillips fared well due to higher commodity prices.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What factors hurt performance?

A. Disappointing stock selection within health care detracted the most from results, led by our large stake in drug distributor Cardinal Health. Despite outperforming the market in 2002 due to solid fundamentals, Cardinal's shares dipped on concerns about an end to consolidation in the wholesale drug industry. Avoiding strong-performing biotechnology stocks such as Amgen also hurt, as did owning medical-device maker Baxter International, which faltered. Other negatives included utility holding company TXU, media stocks Clear Channel Communications and AOL Time Warner, and insurance giant American International Group. Finally, underweighting large-cap tech stocks offset good stock picking elsewhere in what was the period's top-performing sector.

Q. How did fixed-income do?

A. Quite well. The fund's high-yield holdings - managed by Matt Conti - led the way, trouncing the investment-grade benchmark by nearly 11 percentage points. Performance benefited not only from the high coupon income received during the period, but also from the capital appreciation on our investments. Despite his conservative approach, Matt enhanced returns versus the index through solid credit selection and by focusing on those sectors that had big recoveries - namely telecom, energy and utilities - while steering clear of lagging auto and airline issues. The investment-grade subportfolio - managed by Jeff Moore - also soundly beat its index. Robust demand, low inflation and a continued favorable interest rate backdrop - spurred by sluggish economic growth and weak corporate profits - resulted in strong absolute returns for our holdings. Against this backdrop, we benefited from focusing on the spread sectors, particularly corporate and mortgage securities, which did well as investors sought out higher-yielding alternatives to government bonds. Adding exposure early on to beaten-down BBB-rated corporates was key, as these bonds bounced back nicely. Owning high-quality asset-backed securities and commercial mortgage-backed securities in place of some AAA-rated corporates also boosted returns, as did our bias toward solid-performing low-coupon mortgages. Finally, the strategic cash portion of the fund - managed by John Todd - had fairly steady returns to help offset capital market volatility.

Q. What's your outlook?

A. While I'm a bit cautious about equities at period end, there may be opportunities to capitalize on market volatility. The good news is that, after a three-year downturn, many stocks are now trading much closer to fair value and earnings expectations are more reasonable, factors that should help reduce the headwind going forward. I still feel there's room left for high-yield securities to outperform investment-grade bonds and cash, as valuations remain attractive relative to historical norms, Treasury rates are extremely low and credit conditions are improving.

Fund Facts

Goal: high total return with reduced risk over the long term by investing in stocks, bonds and short-term instruments

Fund number: 314

Trading symbol: FASMX

Start date: December 28, 1988

Size: as of March 31, 2003, more than $9.7 billion

Manager: Richard Habermann, since 1996; manager, Fidelity Asset Manager: Aggressive, since 1999; Fidelity Asset Manager: Income and Fidelity Asset Manager: Growth, since 1996; Fidelity Trend Fund, 1977- 1982; Fidelity Magellan Fund, 1972 -1977; joined Fidelity in 1968

3

Dick Habermann on managing volatility:

"As most investors are acutely aware, the financial markets have become increasingly volatile of late amid rising geopolitical tensions and the war with Iraq. As such, security prices are being driven largely by the daily news. It's extremely difficult to invest in this kind of environment. While some people have tried to make money using this volatility as trading opportunities, so far the key has been to pick the right asset class. That's where diversification comes into play. With our multi-layered investment approach, there's built-in diversification and professionals making judgments on the various asset classes, which lifts the burden of living with minute-by-minute volatility off of the shareholder. By building a discipline at several levels, namely security, sector and asset class, we offer investors a different approach not found in many funds. Fidelity Asset Manager offers a good, all-weather choice for the conservative investor who is particularly concerned about stock market volatility. For those who want to get more ambitious but are wary of the risk of an all-stock fund, there's Asset Manager: Aggressive. Falling between those two offerings is Asset Manager: Growth. Finally, for cautious investors seeking competitive income while maintaining exposure to the equity markets, we have Asset Manager: Income."

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Investment Changes

Top Five Stocks as of March 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	3.5	3.9
Clear Channel Communications, Inc.	2.7	2.8
Fannie Mae	2.7	1.8
American International Group, Inc.	2.5	2.5
General Electric Co.	2.5	2.4
	13.9
Top Five Bond Issuers as of March 31, 2003
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	8.7	8.7
U.S. Treasury Obligations	2.8	3.6
Government National Mortgage Association	1.4	2.9
Freddie Mac	1.2	1.1
Williams Companies, Inc.	0.4	0.3
	14.5
Top Five Market Sectors as of March 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.4	17.5
Health Care	10.2	10.6
Consumer Discretionary	10.0	10.9
Information Technology	5.7	5.5
Industrials	5.3	5.6
Asset Allocation (% of fund's net assets)
As of March 31, 2003*	As of September 30, 2002**
Stock class 46.9%	Stock class and Equity Futures 50.1%
Bond class 38.6%	Bond class 44.7%
Short-term class 14.5%	Short-term class 5.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures and swap contracts, if applicable.

Semiannual Report

Investments March 31, 2003

Showing Percentage of Net Assets

Common Stocks - 47.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 6.0%
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.	1,645,400	$ 23,792
Media - 3.8%
AOL Time Warner, Inc. (a)	9,223,850	100,171
Clear Channel Communications, Inc. (a)	7,793,791	264,365
		364,536
Multiline Retail - 0.2%
Target Corp.	658,400	19,265
Specialty Retail - 1.8%
Home Depot, Inc.	5,779,300	140,784
Limited Brands, Inc.	703,780	9,058
Lowe's Companies, Inc.	433,500	17,695
Office Depot, Inc. (a)	368,900	4,364
		171,901
Textiles Apparel & Luxury Goods - 0.0%
Arena Brands Holding Corp. Class B	130,444	2,511
TOTAL CONSUMER DISCRETIONARY		582,005
CONSUMER STAPLES - 3.3%
Beverages - 1.3%
PepsiCo, Inc.	1,883,470	75,339
The Coca-Cola Co.	1,306,250	52,877
		128,216
Food & Drug Retailing - 1.0%
CVS Corp.	3,078,100	73,413
Safeway, Inc. (a)	1,233,000	23,341
		96,754
Personal Products - 0.3%
Alberto-Culver Co. Class B	558,400	27,518
Tobacco - 0.7%
Altria Group, Inc.	2,409,900	72,201
TOTAL CONSUMER STAPLES		324,689
ENERGY - 4.1%
Energy Equipment & Services - 1.4%
BJ Services Co. (a)	118,200	4,065
Cooper Cameron Corp. (a)	129,000	6,387
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Diamond Offshore Drilling, Inc.	854,500	$ 16,586
ENSCO International, Inc.	720,300	18,375
GlobalSantaFe Corp.	1,323,486	27,330
Nabors Industries Ltd. (a)	376,800	15,023
Rowan Companies, Inc.	303,187	5,961
Schlumberger Ltd. (NY Shares)	516,800	19,644
Transocean, Inc.	1,095,400	22,401
		135,772
Oil & Gas - 2.7%
ChevronTexaco Corp.	1,037,900	67,100
ConocoPhillips	2,497,151	133,847
Exxon Mobil Corp.	1,649,400	57,647
		258,594
TOTAL ENERGY		394,366
FINANCIALS - 12.1%
Banks - 1.3%
Bank of America Corp.	310,100	20,727
Bank One Corp.	621,150	21,504
FleetBoston Financial Corp.	1,529,600	36,527
Synovus Financial Corp.	670,200	11,990
Wachovia Corp.	1,050,129	35,778
		126,526
Diversified Financials - 7.5%
Citigroup, Inc.	5,883,366	202,682
Fannie Mae	4,035,600	263,726
MBNA Corp.	414,500	6,238
Merrill Lynch & Co., Inc.	3,848,000	136,219
Morgan Stanley	3,112,800	119,376
		728,241
Insurance - 3.3%
Allmerica Financial Corp. (a)	757,300	10,625
Allstate Corp.	272,200	9,029
American International Group, Inc.	5,040,969	249,276
Hartford Financial Services Group, Inc.	1,390,580	49,074
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
PartnerRe Ltd.	36,100	$ 1,814
Travelers Property Casualty Corp. Class B	475,851	6,714
		326,532
TOTAL FINANCIALS		1,181,299
HEALTH CARE - 9.6%
Health Care Equipment & Supplies - 0.5%
Baxter International, Inc.	2,437,300	45,431
Health Care Providers & Services - 3.6%
Cardinal Health, Inc.	6,102,180	347,629
HCA, Inc.	184,450	7,629
		355,258
Pharmaceuticals - 5.5%
Merck & Co., Inc.	3,805,120	208,444
Pfizer, Inc.	5,163,700	160,901
Recordati Spa	163,212	2,184
Schering-Plough Corp.	5,763,907	102,770
Wyeth	1,586,100	59,986
		534,285
TOTAL HEALTH CARE		934,974
INDUSTRIALS - 4.1%
Airlines - 0.0%
Southwest Airlines Co.	200,000	2,872
Commercial Services & Supplies - 0.5%
Aramark Corp. Class B (a)	235,300	5,388
ChoicePoint, Inc. (a)	363,456	12,321
First Data Corp.	954,400	35,322
		53,031
Industrial Conglomerates - 3.2%
General Electric Co.	9,580,200	244,295
Tyco International Ltd.	5,207,500	66,968
		311,263
Machinery - 0.3%
Ingersoll-Rand Co. Ltd. Class A	714,700	27,580
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - 0.1%
CSX Corp.	136,700	$ 3,899
Union Pacific Corp.	69,200	3,806
		7,705
TOTAL INDUSTRIALS		402,451
INFORMATION TECHNOLOGY - 4.8%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	1,070,114	13,890
Comverse Technology, Inc. (a)	1,086,500	12,288
Motorola, Inc.	3,985,400	32,919
		59,097
Computers & Peripherals - 1.3%
Dell Computer Corp. (a)	1,554,100	42,442
EMC Corp. (a)	1,076,900	7,786
Hewlett-Packard Co.	2,786,900	43,336
Sun Microsystems, Inc. (a)	9,431,800	30,748
		124,312
Electronic Equipment & Instruments - 0.2%
Solectron Corp. (a)	3,109,900	9,392
Thermo Electron Corp. (a)	259,800	4,702
		14,094
Semiconductor Equipment & Products - 1.2%
Altera Corp. (a)	603,200	8,167
Analog Devices, Inc. (a)	666,000	18,315
Intel Corp.	1,361,100	22,159
KLA-Tencor Corp. (a)	378,800	13,615
LAM Research Corp. (a)	673,400	7,669
Linear Technology Corp.	315,050	9,726
Micron Technology, Inc. (a)	971,400	7,907
Novellus Systems, Inc. (a)	263,300	7,180
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	1,043,020	7,134
United Microelectronics Corp. sponsored ADR (a)	1,938,325	5,834
Xilinx, Inc. (a)	353,200	8,268
		115,974
Software - 1.5%
Activision, Inc. (a)	361,000	5,216
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Adobe Systems, Inc.	183,100	$ 5,645
Microsoft Corp.	5,111,640	123,753
VERITAS Software Corp. (a)	752,266	13,225
		147,839
TOTAL INFORMATION TECHNOLOGY		461,316
MATERIALS - 0.5%
Chemicals - 0.1%
Dow Chemical Co.	347,600	9,597
Metals & Mining - 0.4%
Alcan, Inc.	359,000	10,065
Alcoa, Inc.	1,214,200	23,531
		33,596
Paper & Forest Products - 0.0%
Bowater, Inc.	99,000	3,678
TOTAL MATERIALS		46,871
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
Qwest Communications International, Inc. (a)	9,821,000	34,275
SBC Communications, Inc.	3,064,300	61,470
Verizon Communications, Inc.	3,373,200	119,243
		214,988
UTILITIES - 0.6%
Electric Utilities - 0.5%
FirstEnergy Corp.	1,350,300	42,534
Southern Co.	179,800	5,114
Wisconsin Energy Corp.	199,000	5,055
		52,703
Gas Utilities - 0.1%
NiSource, Inc.	243,700	4,435
TOTAL UTILITIES		57,138
TOTAL COMMON STOCKS (Cost $5,259,566)		4,600,097
Preferred Stocks - 0.1%
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financials - 0.1%
AES Trust VII $3.00	341,600	$ 7,894
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CSC Holdings, Inc.:
Series H, $11.75	10,740	1,120
Series M, $11.125	2,175	225
		1,345
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75 (a)	2,720	2,796
TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,141
TOTAL PREFERRED STOCKS (Cost $8,943)		12,035
Corporate Bonds - 20.1%
	Principal Amount (000s)
Convertible Bonds - 1.0%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.1%
Interpublic Group of Companies, Inc. 4.5% 3/15/23 (f)	$ 3,390	3,958
Liberty Media Corp. 3.25% 3/15/31	9,810	9,048
		13,006
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (f)	4,359	5,347
TOTAL CONSUMER DISCRETIONARY		18,353
FINANCIALS - 0.1%
Diversified Financials - 0.1%
IOS Capital LLC 5% 5/1/07 (f)	4,955	4,594
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
HEALTH CARE - 0.2%
Biotechnology - 0.2%
Affymetrix, Inc. 4.75% 2/15/07	$ 26,520	$ 23,603
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.2%
Brocade Communications Systems, Inc. 2% 1/1/07	7,260	5,579
CIENA Corp. 3.75% 2/1/08	10,760	8,070
		13,649
Semiconductor Equipment & Products - 0.1%
Micron Technology, Inc. 2.5% 2/1/10 (f)	1,214	1,191
Vitesse Semiconductor Corp. 4% 3/15/05	11,530	10,146
		11,337
TOTAL INFORMATION TECHNOLOGY		24,986
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc. 5.25% 1/15/10	24,895	21,472
TOTAL CONVERTIBLE BONDS		93,008
Nonconvertible Bonds - 19.1%
CONSUMER DISCRETIONARY - 3.8%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 4.75% 1/15/08	6,000	6,084
Dana Corp.:
6.25% 3/1/04	2,300	2,289
6.5% 3/1/09	1,570	1,397
Dura Operating Corp. 8.625% 4/15/12	2,140	1,990
Intermet Corp. 9.75% 6/15/09	4,980	4,582
Navistar International Corp. 8% 2/1/08	2,155	1,940
		18,282
Hotels, Restaurants & Leisure - 0.9%
Alliance Gaming Corp. 10% 8/1/07	5,435	5,693
Bally Total Fitness Holding Corp. 9.875% 10/15/07	9,064	7,840
Chumash Casino & Resort Enterprise 9% 7/15/10 (f)	2,750	2,894
Circus Circus Enterprises, Inc. 6.45% 2/1/06	2,530	2,524
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	2,490	2,652
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	$ 2,555	$ 2,472
Friendly Ice Cream Corp. 10.5% 12/1/07	6,260	6,291
Herbst Gaming, Inc. 10.75% 9/1/08	4,280	4,580
HMH Properties, Inc. 7.875% 8/1/05	1,930	1,901
ITT Corp. 7.375% 11/15/15	4,205	3,869
Mohegan Tribal Gaming Authority:
8% 4/1/12	1,900	1,957
8.375% 7/1/11	785	811
8.75% 1/1/09	2,080	2,184
MTR Gaming Group, Inc. 9.75% 4/1/10 (f)	1,650	1,683
Park Place Entertainment Corp.:
7.875% 12/15/05	8,070	8,151
7.875% 3/15/10	2,160	2,195
9.375% 2/15/07	3,690	3,921
Penn National Gaming, Inc. 8.875% 3/15/10	3,405	3,490
Premier Parks, Inc. 0% 4/1/08 (d)	6,045	5,909
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/07 (f)	2,705	2,685
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	4,045	4,156
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	8,125	8,450
		86,308
Household Durables - 0.5%
Beazer Homes USA, Inc. 8.375% 4/15/12	2,590	2,707
D.R. Horton, Inc.:
8% 2/1/09	8,895	9,251
8.5% 4/15/12	670	707
Juno Lighting, Inc. 11.875% 7/1/09	7,420	7,902
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12	6,925	6,960
KB Home 8.625% 12/15/08	4,210	4,378
Lyon William Homes, Inc. 10.75% 4/1/13	4,000	3,960
Ryland Group, Inc.:
8.25% 4/1/08	1,070	1,091
9.125% 6/15/11	2,605	2,852
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Ryland Group, Inc.: - continued
9.75% 9/1/10	$ 3,300	$ 3,680
Standard Pacific Corp. 9.25% 4/15/12	2,220	2,259
		45,747
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. 0% 5/1/08 (d)	4,340	4,492
Leisure Equipment & Products - 0.1%
Hasbro, Inc. 6.15% 7/15/08	1,020	1,020
The Hockey Co. 11.25% 4/15/09	5,110	5,417
		6,437
Media - 1.6%
Allbritton Communications Co. 7.75% 12/15/12	3,780	3,780
AMC Entertainment, Inc.:
9.5% 3/15/09	3,245	3,245
9.875% 2/1/12	6,305	6,305
American Media Operations, Inc. 10.25% 5/1/09	3,150	3,371
AOL Time Warner, Inc.:
6.75% 4/15/11	4,335	4,601
7.625% 4/15/31	15,100	16,024
Cinemark USA, Inc. 9.625% 8/1/08	7,080	7,177
Coaxial Communications of Central Ohio, Inc. 10% 8/15/06	4,890	4,890
Continental Cablevision, Inc. 8.3% 5/15/06	15,730	17,656
Corus Entertainment, Inc. 8.75% 3/1/12	1,960	2,038
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09 (f)	3,635	4,071
EchoStar DBS Corp.:
9.125% 1/15/09	2,860	3,117
10.375% 10/1/07	7,025	7,710
Granite Broadcasting Corp.:
8.875% 5/15/08	2,485	2,174
10.375% 5/15/05	1,310	1,245
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	3,480	3,706
K-III Communications Corp. 8.5% 2/1/06	975	965
LBI Media, Inc. 10.125% 7/15/12 (f)	3,795	4,013
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13	1,140	1,251
Mediacom LLC/Mediacom Capital Corp. 9.5% 1/15/13	4,260	4,420
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
News America Holdings, Inc.:
7.7% 10/30/25	$ 11,440	$ 12,658
8% 10/17/16	7,250	8,682
News America, Inc. 6.55% 3/15/33 (f)	2,700	2,601
PEI Holdings, Inc. 11% 3/15/10 (f)	2,195	2,294
PRIMEDIA, Inc.:
7.625% 4/1/08	675	655
8.875% 5/15/11	2,815	2,808
Regal Cinemas Corp. 9.375% 2/1/12	3,040	3,283
Rogers Cablesystems Ltd. yankee 11% 12/1/15	295	310
Rogers Communications, Inc. yankee 8.875% 7/15/07	1,790	1,772
Shaw Communications, Inc. yankee 7.2% 12/15/11	2,005	1,965
Spanish Broadcasting System, Inc. 9.625% 11/1/09	2,425	2,504
TCI Communications, Inc. 9.8% 2/1/12	3,135	3,912
TV Azteca SA de CV yankee 10.5% 2/15/07	4,875	4,388
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (f)	3,835	3,854
Yell Finance BV:
0% 8/1/11 (d)	3,770	2,865
10.75% 8/1/11	2,740	3,041
		159,351
Multiline Retail - 0.1%
Barneys, Inc. 9% 4/1/08 unit (f)	1,630	1,386
Dillard's, Inc.:
6.125% 11/1/03	4,555	4,521
6.39% 8/1/03	4,640	4,617
Saks, Inc. 9.875% 10/1/11	2,710	2,832
		13,356
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 9% 6/15/12	3,125	2,656
Gap, Inc.:
9.9% 12/15/05	7,935	8,729
10.55% 12/15/08	585	673
Hollywood Entertainment Corp. 9.625% 3/15/11	1,660	1,718
J. Crew Group, Inc. 13.125% 10/15/08	6,250	3,875
Michaels Stores, Inc. 9.25% 7/1/09	1,770	1,920
United Auto Group, Inc. 9.625% 3/15/12	1,710	1,659
		21,230
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.2%
Levi Strauss & Co.:
7% 11/1/06	$ 3,870	$ 3,309
11.625% 1/15/08	2,445	2,335
12.25% 12/15/12 (f)	5,500	5,253
Russell Corp. 9.25% 5/1/10	3,895	4,207
The William Carter Co. 10.875% 8/15/11	2,910	3,230
		18,334
TOTAL CONSUMER DISCRETIONARY		373,537
CONSUMER STAPLES - 1.0%
Beverages - 0.0%
Constellation Brands, Inc. 8.125% 1/15/12	4,020	4,181
Food & Drug Retailing - 0.4%
Delhaize America, Inc.:
7.375% 4/15/06	1,620	1,620
8.125% 4/15/11	765	773
9% 4/15/31	1,800	1,764
Rite Aid Corp.:
6% 12/15/05 (f)	3,305	3,008
6.125% 12/15/08 (f)	1,770	1,381
6.875% 8/15/13	6,165	4,685
7.125% 1/15/07	4,265	3,753
7.625% 4/15/05	3,705	3,520
7.7% 2/15/27	1,795	1,292
9.5% 2/15/11 (f)	3,385	3,503
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	6,810	5,584
9.125% 12/15/11	4,985	4,088
		34,971
Food Products - 0.3%
Corn Products International, Inc. 8.25% 7/15/07	3,780	3,950
Dean Foods Co. 6.9% 10/15/17	3,500	3,290
Del Monte Corp. 9.25% 5/15/11	10,695	11,390
Doane Pet Care Co. 9.75% 5/15/07	3,605	3,263
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Dole Food Co., Inc.:
6.375% 10/1/05	$ 850	$ 910
8.875% 3/15/11 (f)	1,500	1,545
		24,348
Household Products - 0.0%
Fort James Corp.:
6.625% 9/15/04	1,695	1,703
6.875% 9/15/07	1,055	1,029
		2,732
Tobacco - 0.3%
Philip Morris Companies, Inc. 7% 7/15/05	14,871	15,333
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 6/1/07	7,980	8,023
7.75% 5/15/06	3,280	3,449
		26,805
TOTAL CONSUMER STAPLES		93,037
ENERGY - 1.1%
Energy Equipment & Services - 0.2%
DI Industries, Inc. 8.875% 7/1/07	5,680	5,850
Grant Prideco, Inc.:
9% 12/15/09	880	935
9.625% 12/1/07	3,710	4,025
Key Energy Services, Inc. 8.375% 3/1/08	5,150	5,472
Kinder Morgan, Inc. 6.5% 9/1/12	2,400	2,607
		18,889
Oil & Gas - 0.9%
Centerpoint Energy Resources Corp. 7.875% 4/1/13 (f)	1,790	1,850
Chesapeake Energy Corp.:
7.5% 9/15/13 (f)	3,330	3,372
8.375% 11/1/08	5,905	6,200
9% 8/15/12	1,835	1,991
Clark Refining & Marketing, Inc.:
8.625% 8/15/08	765	780
8.875% 11/15/07	1,920	1,843
Empresa Nacional de Petroleo 6.75% 11/15/12 (f)	3,750	3,903
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
General Maritime Corp. 10% 3/15/13 (f)	$ 5,130	$ 5,233
Nexen, Inc. 7.875% 3/15/32	11,600	12,917
Nuevo Energy Co.:
9.375% 10/1/10	2,720	2,802
9.5% 6/1/08	3,445	3,548
Overseas Shipholding Group, Inc. 8.25% 3/15/13 (f)	5,995	5,995
Pemex Project Funding Master Trust 6.125% 8/15/08 (f)	5,010	5,148
Plains Exploration & Production Co. LP 8.75% 7/1/12	2,050	2,132
Pogo Producing Co. 8.25% 4/15/11	1,635	1,758
Teekay Shipping Corp. 8.875% 7/15/11	7,920	8,474
The Coastal Corp.:
6.5% 5/15/06	2,085	1,783
6.95% 6/1/28	1,785	1,250
7.5% 8/15/06	2,215	1,949
7.75% 6/15/10	1,720	1,402
7.75% 10/15/35	4,030	2,922
9.625% 5/15/12	6,590	5,700
Western Oil Sands, Inc. 8.375% 5/1/12	3,900	4,076
		87,028
TOTAL ENERGY		105,917
FINANCIALS - 4.9%
Banks - 0.6%
Bank of New York Co., Inc.:
3.4% 3/15/13 (i)	3,715	3,671
4.25% 9/4/12 (i)	3,570	3,664
Capital One Bank 6.875% 2/1/06	700	703
Chevy Chase Savings Bank FSB 9.25% 12/1/08	2,310	2,310
Den Danske Bank AS 6.375% 6/15/08 (f)(i)	22,050	23,408
MBNA Corp. 6.25% 1/17/07	1,875	1,985
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (i)	5,205	6,153
7.816% 11/29/49	9,570	10,720
Western Financial Bank 9.625% 5/15/12	5,820	5,820
		58,434
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - 3.3%
Ahold Finance USA, Inc.:
6.25% 5/1/09	$ 1,485	$ 1,173
6.875% 5/1/29	2,410	1,795
8.25% 7/15/10	5,390	4,582
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	6,550	6,878
Capital One Financial Corp.:
7.25% 12/1/03	3,455	3,464
7.25% 5/1/06	2,720	2,651
8.75% 2/1/07	2,830	2,802
Citigroup, Inc. 3.5% 2/1/08	6,600	6,612
CMS Energy X-TRAS pass thru trust I 7% 1/15/05	4,215	3,751
Continental Airlines, Inc. pass thru trust certificates:
6.545% 2/2/19	1,302	1,061
6.9% 1/2/17	941	377
8.307% 4/2/18	3,928	1,768
Credit Suisse First Boston (USA), Inc.:
4.625% 1/15/08	4,000	4,127
6.5% 1/15/12	2,700	2,902
Crown Cork & Seal Finance PLC yankee 7% 12/15/06	1,815	1,579
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	6,255	5,909
7.779% 11/18/05	2,160	1,404
Deutsche Telekom International Finance BV:
8.5% 6/15/10	4,500	5,281
8.75% 6/15/30	3,800	4,509
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp.:
8.5% 6/1/11	5,075	5,075
10.625% 12/1/12 (f)	1,310	1,425
FIMEP SA 10.5% 2/15/13 (f)	3,380	3,600
Ford Motor Credit Co.:
5.8% 1/12/09	14,315	12,810
7.875% 6/15/10	5,110	4,886
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (f)	5,385	5,008
General Motors Acceptance Corp. 6.875% 9/15/11	13,900	13,735
Goldman Sachs Group, Inc.:
5.7% 9/1/12	8,740	9,215
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Goldman Sachs Group, Inc.: - continued
6.6% 1/15/12	$ 4,775	$ 5,333
Household Finance Corp.:
5.875% 2/1/09	675	729
6.375% 10/15/11	6,200	6,747
6.375% 11/27/12	3,805	4,172
6.75% 5/15/11	1,125	1,250
8% 5/9/05	2,415	2,671
HSBC Capital Funding LP 9.547% 12/31/49 (e)(f)	16,390	20,593
ING Capital Funding Trust III 8.439% 12/31/49	4,210	4,916
IOS Capital, Inc. 9.75% 6/15/04	3,700	3,742
J.P. Morgan Chase & Co.:
5.75% 1/2/13	1,375	1,441
6.625% 3/15/12	10,115	11,186
Lehman Brothers Holdings, Inc. 6.625% 1/18/12	3,500	3,950
MDP Acquisitions PLC 9.625% 10/1/12 (f)	4,170	4,379
Meditrust Exercisable Put Options Securities Trust 7.114% 8/15/04 (f)	390	390
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. III 9.125% 1/15/11	1,065	887
Millennium America, Inc. 9.25% 6/15/08	6,500	6,858
Moore North America Finance, Inc. 7.875% 1/15/11 (f)	2,730	2,812
Morgan Stanley 6.6% 4/1/12	11,865	13,245
NiSource Finance Corp. 7.625% 11/15/05	1,500	1,657
Northern Telecom Capital Corp. 7.875% 6/15/26	1,890	1,465
Pemex Project Funding Master Trust 7.375% 12/15/14	6,840	7,020
Petronas Capital Ltd. 7% 5/22/12 (f)	17,700	19,293
Pinnacle One Partners LP/Pinnacle One, Inc. 8.83% 8/15/04 (f)	3,640	3,676
Prime Property Funding II 6.25% 5/15/07	3,990	4,305
Qwest Capital Funding, Inc.:
5.875% 8/3/04	9,435	8,492
7% 8/3/09	3,460	2,612
7.25% 2/15/11	5,330	4,024
7.75% 8/15/06	15,580	12,698
Qwest Services Corp.:
13% 12/15/07 (f)	2,220	2,331
13.5% 12/15/10 (f)	2,220	2,331
14% 12/15/14 (f)	2,062	2,217
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
SESI LLC 8.875% 5/15/11	$ 4,930	$ 5,226
SLM Corp. 5.375% 1/15/13	2,100	2,188
Sprint Capital Corp. 6.875% 11/15/28	6,100	5,338
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (f)	1,350	1,353
11% 2/15/13 (f)	610	612
TXU Eastern Funding yankee 6.75% 5/15/09 (c)	10,575	740
U.S. West Capital Funding, Inc. 6.375% 7/15/08	2,765	2,074
Verizon Global Funding Corp. 4% 1/15/08	10,570	10,781
Verizon Wireless Capital LLC 5.375% 12/15/06	6,895	7,371
Xerox Credit Corp. 6.1% 12/16/03	870	863
		322,347
Insurance - 0.3%
MetLife, Inc. 3.911% 5/15/05	7,800	8,025
Principal Life Global Funding I:
5.125% 6/28/07 (f)	16,000	16,963
6.25% 2/15/12 (f)	4,310	4,686
Travelers Property Casualty Corp. 5% 3/15/13 (f)	1,785	1,774
		31,448
Real Estate - 0.7%
AvalonBay Communities, Inc. 5% 8/1/07	4,105	4,243
BRE Properties, Inc. 5.95% 3/15/07	7,670	8,192
Camden Property Trust 5.875% 6/1/07	4,035	4,302
CarrAmerica Realty Corp. 5.25% 11/30/07	3,500	3,603
CenterPoint Properties Trust 6.75% 4/1/05	4,360	4,642
EOP Operating LP 7.75% 11/15/07	11,045	12,684
ERP Operating LP 5.2% 4/1/13	1,200	1,200
Gables Realty LP 5.75% 7/15/07	1,000	1,017
iStar Financial, Inc. 8.75% 8/15/08	3,795	4,080
LNR Property Corp.:
9.375% 3/15/08	4,435	4,490
10.5% 1/15/09	4,005	4,165
Mack-Cali Realty LP 7.25% 3/15/09	2,350	2,664
MeriStar Hospitality Corp. 9% 1/15/08	2,010	1,714
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
Senior Housing Properties Trust 8.625% 1/15/12	$ 2,830	$ 2,922
Vornado Realty Trust 5.625% 6/15/07	3,610	3,721
		63,639
TOTAL FINANCIALS		475,868
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.0%
Millipore Corp. 7.5% 4/1/07	1,755	1,716
Health Care Providers & Services - 0.3%
Alderwoods Group, Inc.:
11% 1/2/07	745	747
12.25% 1/2/09	3,260	2,934
AmeriPath, Inc. 10.5% 4/1/13 (f)	1,990	2,050
Hanger Orthopedic Group, Inc. 10.375% 2/15/09	1,635	1,749
Owens & Minor, Inc. 8.5% 7/15/11	4,185	4,520
PacifiCare Health Systems, Inc. 10.75% 6/1/09	6,970	7,528
Tenet Healthcare Corp. 7.375% 2/1/13	1,625	1,625
Vanguard Health Systems, Inc. 9.75% 8/1/11	5,760	5,472
		26,625
Pharmaceuticals - 0.1%
aaiPharma, Inc. 11% 4/1/10	9,135	9,409
Biovail Corp. yankee 7.875% 4/1/10	1,940	2,022
		11,431
TOTAL HEALTH CARE		39,772
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.1%
Raytheon Co. 8.2% 3/1/06	4,900	5,530
Transdigm, Inc. 10.375% 12/1/08	1,280	1,354
		6,884
Airlines - 0.0%
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	775	426
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.: - continued
6.65% 3/15/04	$ 1,280	$ 896
10.14% 8/14/12	540	297
		1,619
Building Products - 0.0%
Nortek, Inc.:
9.125% 9/1/07	2,865	2,958
9.25% 3/15/07	935	963
		3,921
Commercial Services & Supplies - 0.2%
Allied Waste North America, Inc.:
7.625% 1/1/06	5,000	5,100
7.875% 1/1/09	1,665	1,698
9.25% 9/1/12 (f)	3,605	3,839
10% 8/1/09	3,620	3,765
Boise Cascade Office Products Corp. 7.05% 5/15/05	880	911
Browning-Ferris Industries, Inc. 6.375% 1/15/08	3,360	2,974
JohnsonDiversey, Inc. 9.625% 5/15/12	3,530	3,795
National Waterworks, Inc. 10.5% 12/1/12 (f)	1,730	1,877
		23,959
Construction & Engineering - 0.1%
Shaw Group, Inc. 10.75% 3/15/10 (f)	4,990	4,940
Industrial Conglomerates - 0.4%
Tyco International Group SA yankee:
5.8% 8/1/06	10,435	9,965
5.875% 11/1/04	2,217	2,195
6.375% 6/15/05	1,210	1,198
6.375% 2/15/06	4,965	4,841
6.75% 2/15/11	19,050	18,193
		36,392
Machinery - 0.4%
AGCO Corp.:
8.5% 3/15/06	510	510
9.5% 5/1/08	2,640	2,838
Cummins, Inc.:
5.65% 3/1/98	3,645	2,114
9.5% 12/1/10 (f)	1,670	1,720
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Dresser, Inc. 9.375% 4/15/11	$ 6,640	$ 6,524
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	10,145	10,145
Navistar International Corp. 9.375% 6/1/06	5,700	5,757
NMHG Holding Co. 10% 5/15/09	2,110	2,237
Terex Corp.:
Series D, 8.875% 4/1/08	1,250	1,228
8.875% 4/1/08	4,250	4,208
TriMas Corp.:
9.875% 6/15/12 (f)	2,690	2,717
9.875% 6/15/12	950	960
		40,958
Road & Rail - 0.0%
TFM SA de CV:
12.5% 6/15/12	1,450	1,385
yankee 10.25% 6/15/07	570	509
		1,894
TOTAL INDUSTRIALS		120,567
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Lucent Technologies, Inc.:
5.5% 11/15/08	1,355	976
6.5% 1/15/28	1,010	641
7.25% 7/15/06	1,330	1,170
Motorola, Inc. 8% 11/1/11	3,880	4,249
Nortel Networks Corp. yankee 6.125% 2/15/06	1,845	1,679
		8,715
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 8% 5/15/09	4,320	4,525
Electronic Equipment & Instruments - 0.3%
Avnet, Inc. 9.75% 2/15/08	3,310	3,409
ChipPAC International Ltd. 12.75% 8/1/09	2,485	2,734
Flextronics International Ltd. yankee 8.75% 10/15/07	4,745	4,959
Ingram Micro, Inc. 9.875% 8/15/08	3,310	3,509
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
PerkinElmer, Inc. 8.875% 1/15/13 (f)	$ 4,280	$ 4,526
Solectron Corp. 7.375% 3/1/06	6,370	6,259
		25,396
IT Consulting & Services - 0.0%
Anteon Corp. 12% 5/15/09	3,788	4,129
Office Electronics - 0.1%
Xerox Corp.:
7.15% 8/1/04	3,125	3,109
7.2% 4/1/16	3,560	3,186
		6,295
Semiconductor Equipment & Products - 0.1%
AMI Semiconductor, Inc. 10.75% 2/1/13 (f)	2,020	2,111
Micron Technology, Inc. 6.5% 9/30/05 (k)	8,000	7,200
		9,311
TOTAL INFORMATION TECHNOLOGY		58,371
MATERIALS - 1.8%
Chemicals - 0.2%
Berry Plastics Corp. 10.75% 7/15/12	5,975	6,259
Georgia Gulf Corp. 10.375% 11/1/07	1,975	2,103
Huntsman International LLC 9.875% 3/1/09	2,935	3,082
Methanex Corp. yankee 7.75% 8/15/05	8,070	8,312
PolyOne Corp. 8.875% 5/1/12	3,070	2,579
		22,335
Containers & Packaging - 0.6%
Anchor Glass Container Corp. 11% 2/15/13 (f)	4,535	4,739
BWAY Corp. 10% 10/15/10 (f)	1,120	1,179
Crown Cork & Seal, Inc.:
7.375% 12/15/26	2,320	1,566
8% 4/15/23	3,310	2,300
Crown European Holdings SA:
9.5% 3/1/11 (f)	2,360	2,360
10.875% 3/1/13 (f)	2,360	2,390
Graphic Packaging Corp. 8.625% 2/15/12	900	936
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12	3,700	3,904
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Brockway Glass Container, Inc.:
8.75% 11/15/12 (f)	$ 5,620	$ 5,761
8.875% 2/15/09	8,860	9,082
Owens-Illinois, Inc.:
7.15% 5/15/05	4,525	4,514
7.35% 5/15/08	2,025	1,924
7.5% 5/15/10	1,855	1,711
7.8% 5/15/18	8,925	7,408
7.85% 5/15/04	2,400	2,412
8.1% 5/15/07	2,590	2,512
Silgan Holdings, Inc. 9% 6/1/09	2,640	2,732
		57,430
Metals & Mining - 0.6%
California Steel Industries, Inc. 8.5% 4/1/09	1,745	1,806
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)	2,185	2,306
Falconbridge Ltd. yankee 7.35% 6/5/12	6,450	6,905
Freeport-McMoRan Copper & Gold, Inc. 7.5% 11/15/06	10,920	11,029
Luscar Coal Ltd. 9.75% 10/15/11	3,310	3,674
P&L Coal Holdings Corp. 9.625% 5/15/08	13,535	14,229
Peabody Energy Corp. 6.875% 3/15/13 (f)	4,620	4,689
Phelps Dodge Corp.:
8.75% 6/1/11	5,370	5,800
9.5% 6/1/31	1,380	1,477
Steel Dynamics, Inc. 9.5% 3/15/09	3,150	3,213
		55,128
Paper & Forest Products - 0.4%
Boise Cascade Corp. 7.68% 3/29/06	7,590	8,028
Domtar, Inc. yankee 7.875% 10/15/11	2,100	2,478
Georgia-Pacific Corp.:
7.375% 12/1/25	1,090	834
7.5% 5/15/06	10,055	9,552
8.125% 5/15/11	4,455	4,149
8.875% 5/15/31	5,885	5,002
9.625% 3/15/22	1,135	987
Louisiana-Pacific Corp. 10.875% 11/15/08	950	1,045
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Millar Western Forest Products Ltd. yankee 9.875% 5/15/08	$ 1,510	$ 1,540
Stone Container Corp. 9.75% 2/1/11	6,430	7,009
		40,624
TOTAL MATERIALS		175,517
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.9%
AT&T Broadband Corp. 8.375% 3/15/13	4,000	4,739
AT&T Corp.:
7% 11/15/06	1,745	1,866
7.8% 11/15/11	3,740	4,025
Citizens Communications Co.:
8.5% 5/15/06	7,270	8,221
9.25% 5/15/11	3,445	4,327
France Telecom SA:
8.7% 3/1/06	2,349	2,667
9.25% 3/1/11	2,800	3,366
10% 3/1/31	3,000	3,907
Koninklijke KPN NV yankee 8% 10/1/10	7,390	8,709
Qwest Corp. 8.875% 3/15/12 (f)	8,030	8,552
Rogers Cantel, Inc. yankee:
8.8% 10/1/07	3,330	3,263
9.375% 6/1/08	2,710	2,778
Telefonica Europe BV 7.75% 9/15/10	3,500	4,123
Telefonos de Mexico SA de CV 8.25% 1/26/06	4,640	5,180
TELUS Corp. yankee 8% 6/1/11	10,000	10,600
Triton PCS, Inc.:
0% 5/1/08 (d)	650	579
8.75% 11/15/11	3,770	3,129
9.375% 2/1/11	4,960	4,216
U.S. West Communications:
5.65% 11/1/04	1,245	1,208
7.2% 11/1/04	4,035	4,015
		89,470
Wireless Telecommunication Services - 0.6%
American Tower Corp. 9.375% 2/1/09	2,900	2,610
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
AT&T Wireless Services, Inc. 8.75% 3/1/31	$ 5,880	$ 6,743
Crown Castle International Corp.:
9.375% 8/1/11	6,300	5,702
10.75% 8/1/11	2,930	2,827
Nextel Communications, Inc.:
9.375% 11/15/09	2,430	2,552
9.5% 2/1/11	2,135	2,252
9.75% 10/31/07	1,095	1,128
9.95% 2/15/08	1,655	1,721
Nextel Partners, Inc. 0% 2/1/09 (d)	6,600	6,072
Rogers Wireless, Inc. 9.625% 5/1/11	9,750	10,238
VoiceStream Wireless Corp.:
0% 11/15/09 (d)	7,912	7,437
10.375% 11/15/09	1,950	2,145
		51,427
TOTAL TELECOMMUNICATION SERVICES		140,897
UTILITIES - 2.8%
Electric Utilities - 1.5%
Allegheny Energy Supply Co. LLC:
Series A, 10.25% 11/15/07 (f)(g)	3,015	3,015
Series B, 10.25% 11/15/07 (f)(i)	285	288
7.8% 3/15/11	5,140	3,958
8.75% 4/15/12 (f)	4,770	3,625
CMS Energy Corp.:
6.75% 1/15/04	6,485	6,161
7.5% 1/15/09	2,860	2,374
7.625% 11/15/04	2,685	2,457
8.5% 4/15/11	625	528
8.9% 7/15/08	2,365	1,987
9.875% 10/15/07	1,635	1,496
Constellation Energy Group, Inc. 6.35% 4/1/07	6,020	6,575
Dominion Resources, Inc.:
2.8% 2/15/05	4,215	4,233
6.25% 6/30/12	910	983
Duke Capital Corp. 6.75% 2/15/32	2,540	2,150
Edison International 6.875% 9/15/04	1,565	1,553
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp. 6.45% 11/15/11	$ 5,855	$ 6,190
Illinois Power Co.:
7.5% 6/15/09	5,330	4,797
11.5% 12/15/10 (f)	7,090	7,480
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	2,645	2,689
5.875% 10/1/12	2,885	2,992
Midland Funding Corp. II 11.75% 7/23/05	2,225	2,336
Monongahela Power Co. 5% 10/1/06	3,250	3,153
Nevada Power Co. 10.875% 10/15/09 (f)	3,760	3,892
Pacific Gas & Electric Co.:
6.25% 8/1/03	2,825	2,783
6.25% 3/1/04	5,375	5,294
6.75% 10/1/23	2,310	2,171
8.25% 11/1/22	4,150	4,026
9.625% 11/1/05 (f)	5,870	5,929
PSI Energy, Inc. 6.65% 6/15/06	7,780	8,436
Public Service Co. of Colorado 7.875% 10/1/12 (f)	3,815	4,678
Reliant Energy Resources Corp.:
7.75% 2/15/11	1,075	1,097
8.125% 7/15/05	3,890	3,890
Southern California Edison Co.:
6.25% 6/15/03	300	300
8% 2/15/07 (f)	6,660	7,126
Southern Power Co. 6.25% 7/15/12	4,855	5,316
Southwestern Public Service Co. 5.125% 11/1/06	3,600	3,759
TECO Energy, Inc.:
7% 5/1/12	7,760	6,751
10.5% 12/1/07	4,675	4,839
TXU Corp. 6.375% 6/15/06	3,960	4,079
		145,386
Gas Utilities - 0.6%
ANR Pipeline, Inc.:
8.875% 3/15/10 (f)	1,500	1,575
9.625% 11/1/21	1,765	1,897
CMS Panhandle Holding Co. 6.125% 3/15/04	3,500	3,500
Columbia Energy Group 6.8% 11/28/05	1,500	1,643
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
El Paso Energy Corp.:
6.75% 5/15/09	$ 1,470	$ 1,183
6.95% 12/15/07	4,175	3,507
7.375% 12/15/12	165	126
7.75% 1/15/32	1,810	1,294
8.05% 10/15/30	5,000	3,625
Noram Energy Corp. 6.5% 2/1/08	800	792
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (f)	5,560	5,915
Sonat, Inc.:
6.625% 2/1/08	4,090	3,180
6.75% 10/1/07	4,215	3,404
6.875% 6/1/05	6,505	5,822
7.625% 7/15/11	1,750	1,383
Southern Natural Gas Co.:
7.35% 2/15/31	510	469
8% 3/1/32	1,780	1,701
8.875% 3/15/10 (f)	1,780	1,873
Tennessee Gas Pipeline Co.:
6% 12/15/11	1,095	964
7% 10/15/28	4,910	4,075
7.625% 4/1/37	8,075	6,945
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	1,965	1,926
8.875% 7/15/12	2,320	2,465
Williams Holdings of Delaware, Inc.:
6.25% 2/1/06	315	284
6.5% 12/1/08	2,625	2,192
		61,740
Multi-Utilities & Unregulated Power - 0.7%
AES Corp.:
8.75% 6/15/08	1,395	1,074
8.875% 2/15/11	6,100	5,002
9.375% 9/15/10	2,425	2,037
9.5% 6/1/09	2,320	1,972
El Paso Corp.:
7% 5/15/11	3,400	2,686
7.875% 6/15/12 (f)	1,060	869
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Western Resources, Inc.:
6.875% 8/1/04	$ 1,795	$ 1,804
9.75% 5/1/07	8,235	8,729
Williams Companies, Inc.:
6.5% 8/1/06	8,725	7,918
6.75% 1/15/06	1,965	1,778
7.125% 9/1/11	16,720	14,379
7.5% 1/15/31	6,480	5,022
7.625% 7/15/19	1,845	1,458
7.75% 6/15/31	965	758
7.875% 9/1/21	6,310	5,032
8.125% 3/15/12 (f)	2,600	2,275
8.75% 3/15/32 (f)	985	827
9.25% 3/15/04	5,540	5,443
		69,063
TOTAL UTILITIES		276,189
TOTAL NONCONVERTIBLE BONDS		1,859,672
TOTAL CORPORATE BONDS (Cost $1,861,164)		1,952,680
U.S. Government and Government Agency Obligations - 4.4%

U.S. Government Agency Obligations - 1.5%
Fannie Mae:
3.25% 1/15/08	9,200	9,312
4.375% 3/15/13	5,000	4,978
6.25% 2/1/11	33,100	37,202
6.25% 7/19/11	3,000	3,156
Financing Corp. - coupon STRIPS:
0% 8/8/05	5,482	5,211
0% 11/30/05	1,666	1,567
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Freddie Mac:
5.5% 7/15/06 (g)	$ 37,150	$ 40,827
5.875% 3/21/11	33,945	37,441
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.57% 8/1/13	10,090	11,245
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		150,939
U.S. Treasury Inflation Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	4,000	5,281
U.S. Treasury Obligations - 2.8%
U.S. Treasury Bills, yield at date of purchase 1.15% to 1.17% 4/3/03 to 5/1/03	11,400	11,390
U.S. Treasury Bonds 7.875% 2/15/21	109,900	150,949
U.S. Treasury Notes:
3% 2/15/08	3,000	3,035
3.875% 2/15/13	4,000	4,017
4.375% 5/15/07	93,500	100,399
TOTAL U.S. TREASURY OBLIGATIONS		269,790
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $424,677)		426,010
U.S. Government Agency - Mortgage Securities - 9.6%

Fannie Mae - 8.0%
4.5% 6/1/18 (g)	50,000	50,328
4.5% 6/17/18 (g)	28,000	28,184
5% 4/1/18 (g)	77,955	80,026
5.5% 2/1/11 to 7/1/31 (h)	4,761	4,952
5.5% 4/1/18 (g)	73,500	76,256
5.5% 4/1/33 (g)	117,044	119,458
6% 4/1/09 to 1/1/29	50,424	52,742
6% 4/1/33 (g)	27,176	28,161
6.5% 4/1/13 to 10/1/32 (g)	99,691	104,181
6.5% 4/1/33 (g)	140,225	146,229
7% 9/1/21 to 5/1/32	50,177	53,039
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
7.5% 2/1/22 to 11/1/31	$ 29,855	$ 31,850
8% 6/1/29	13	14
TOTAL FANNIE MAE		775,420
Freddie Mac - 0.2%
6% 10/1/23 to 9/1/25	5,930	6,187
7.5% 11/1/16 to 10/1/30	8,388	8,985
7.5% 3/1/33 (g)	4,833	5,145
8% 10/1/27	75	81
8.5% 2/1/19 to 8/1/22	70	76
TOTAL FREDDIE MAC		20,474
Government National Mortgage Association - 1.4%
6% 10/15/08 to 12/15/10	8,980	9,528
6.5% 12/15/07 to 8/15/27	52,209	55,314
7% 6/15/24 to 7/15/32 (g)	52,394	55,645
7.5% 3/15/22 to 8/15/28	14,424	15,492
8% 4/15/24 to 12/15/25	1,038	1,137
8.5% 2/15/05 to 11/15/31	3,043	3,311
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		140,427
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $911,741)		936,321
Asset-Backed Securities - 1.7%

ACE Securities Corp. Nim Trust 8.85% 7/25/12	525	521
Ameriquest Mortgage Securities, Inc. 2.1288% 3/1/33 (i)	3,445	3,477
Amortizing Residential Collateral Trust:
1.655% 8/25/32 (i)	8,842	8,824
2.105% 10/25/32 (i)	14,953	14,809
7% 6/25/32	1,183	1,172
Asset Backed Securities Corp. Home Equity Loan Trust:
1.68% 4/15/33 (g)(i)	7,290	7,286
2.2% 4/15/33 (g)(i)	4,055	4,055
Associates Automobile Receivables Trust 7.83% 8/15/07	6,650	7,088
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Capital One Master Trust:
4.55% 2/15/08	$ 16,000	$ 16,540
4.9% 3/15/10	6,460	6,779
Capital One Multi-Asset Execution Trust 1.96% 7/15/08 (i)	5,780	5,737
CDC Mortgage Capital, Inc. Nim Trust 10% 1/25/33 (f)	3,594	3,594
CIT Marine Trust 5.8% 4/15/10	966	969
Citibank Credit Card Master Trust I 5.75% 2/15/06	6,230	6,459
Countrywide Home Loans, Inc. 1.735% 5/25/33 (i)	11,321	11,321
CS First Boston Mortgage Securities Corp.:
1.68% 8/25/33 (i)	1,370	1,370
2.18% 8/25/33 (i)	1,650	1,650
CS First Boston Mortgage Securities Corp. Nims Trust:
8% 8/27/32 (f)	1,189	1,159
8% 8/27/32 (f)	5,498	5,377
Ford Credit Auto Owner Trust 5.71% 9/15/05	3,415	3,566
GSAMP Nim Trust 8.25% 10/20/32 (f)	2,498	2,485
Home Equity Asset Trust Nims Trust 8% 3/27/33 (f)	3,329	3,271
Household Private Label Credit Card Master Note Trust I:
2.53% 9/15/09 (i)	3,335	3,338
5.5% 1/18/11	4,100	4,405
JCPenney Master Credit Card Trust 5.5% 6/15/07	3,300	3,386
Long Beach Asset Holdings Corp. Nim Trust 9.05% 5/25/32 (f)	2,841	2,777
MBNA Credit Card Master Note Trust:
1.64% 1/15/09 (i)	2,750	2,752
1.655% 10/15/08 (i)	2,750	2,749
1.66% 10/15/09 (i)	2,750	2,737
Morgan Stanley Dean Witter Capital I Trust:
9.5% 9/25/32 (f)	3,774	3,774
10% 1/25/32 (f)	1,178	1,178
10% 2/25/32 (f)	739	739
10% 4/25/32 (f)	878	878
10% 5/25/32 (f)	801	801
New Century Home Equity Loan Trust 1.755% 1/25/33 (i)	7,065	7,069
Residential Asset Mortgage Products, Inc. 3.6% 12/1/32 (g)	5,345	5,302
Sears Credit Account Master Trust II:
6.75% 9/16/09	2,500	2,762
7.5% 11/15/07	4,350	4,491
TOTAL ASSET-BACKED SECURITIES (Cost $165,027)		166,647
Collateralized Mortgage Obligations - 0.4%
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - 0.0%
Credit-Based Asset Servicing and Securitization LLC weighted average coupon Series 1997-2 Class 2B, 6.9501% 12/29/25 (f)(i)	$ 298	$ 144
U.S. Government Agency - 0.4%
Fannie Mae:
planned amortization class Series 1999-54 Class PH, 6.5% 11/18/29	8,575	9,191
REMIC planned amortization class Series 1999-57 Class PH, 6.5% 12/25/29	6,978	7,414
Fannie Mae guaranteed REMIC planned amortization class Series 2002-64 Class PC, 5.5% 12/25/26	4,225	4,437
Freddie Mac Multi-class participation certificates guaranteed REMIC planned amortization class Series 2444 Class PF, 6.5% 8/15/27	18,114	18,897
TOTAL U.S. GOVERNMENT AGENCY		39,939
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $37,627)		40,083
Commercial Mortgage Securities - 2.6%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	4,135	4,547
Series 1997-D5 Class PS1, 1.6984% 2/14/43 (i)(j)	55,857	3,921
Atherton Franchise Loan Funding LLP Series 1998-A Class E, 8.25% 5/15/20 (f)	2,047	368
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.722% 8/1/24 (f)(i)	2,257	1,783
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	7,192	7,824
Class B, 7.48% 2/1/08	9,885	11,157
COMM floater:
Series 2001-FL5A Class A2, 1.83% 11/15/13 (f)(i)	3,680	3,683
Series 2002-FL7 Class A2, 1.63% 11/15/14 (f)(i)	4,140	4,139
Crest Dartmouth Street 2003 1 Ltd./Crest Dartmouth Street 2003 1 Corp. Series 2003-1A Class C, 6.667% 6/28/38 (g)	3,995	3,995
CS First Boston Mortgage Securities Corp.:
floater Series 2001-TFLA Class B, 2.18% 12/15/11 (f)(i)	8,010	7,989
Series 1997-C2 Class D, 7.27% 1/17/35	10,560	11,588
Series 1998-C1 Class D, 7.17% 5/17/40	1,825	1,942
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	$ 11,800	$ 12,143
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CG1 Class A1B, 6.41% 6/10/31	3,335	3,735
Series 1999-CG2:
Class A1A, 6.88% 6/10/32	9,315	10,266
Class A1B, 7.3% 6/10/32	1,870	2,189
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (f)	10,400	11,683
Class C1, 7.52% 5/15/06 (f)	8,000	9,016
Class D1, 7.77% 5/15/06 (f)	6,800	7,557
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.9981% 4/29/39 (f)(i)	3,800	3,206
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C 6.944% 6/15/31	5,500	6,267
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class E, 0% 4/15/19 (c)(f)(i)	1,471	0
GAFCO Franchisee Loan Trust Series 1998-1 Class D, 13.5% 6/1/16 (f)(i)	4,600	3,128
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-26 Class C, 6.0213% 2/16/24 (i)	4,700	5,155
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1999-C1 Class A2, 6.175% 5/15/33	4,101	4,569
Series 1996-C1 Class F, 7.86% 11/15/06 (f)	1,250	1,299
GMPT Commercial Mortgage Backed Securities floater Series 1999-C1A Class A, 1.68% 8/15/09 (f)(i)	3,700	3,696
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class SWDB 5.855% 11/11/19 (f)	5,715	5,876
GS Mortgage Securities Corp. II:
sequential pay Series 1998-GLII Class A2, 6.562% 4/13/31	4,250	4,723
Series 1998-GLII Class E, 6.9711% 4/13/31 (i)	3,323	3,193
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay:
Series 1998-C6 Class A3, 6.613% 1/15/30	8,950	10,078
Series 1999-C7 Class A2, 6.507% 10/15/35	4,655	5,239
LB Commercial Conduit Mortgage Trust Series 1999-C1 Class B, 6.93% 6/15/31	3,600	4,121
LB-UBS Commercial Mortgage Trust sequential pay Series 2001-C3 Class A1, 6.058% 6/15/20	14,484	15,707
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (f)	$ 4,840	$ 4,354
LTC Commercial Mortgage pass thru certificates sequential pay Series 1998-1 Class A, 6.029% 5/28/30 (f)	5,381	5,421
Morgan Stanley Capital I, Inc. sequential pay Series 1999-WF1 Class A2, 6.21% 11/15/31	1,275	1,425
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.7545% 3/12/35 (f)(i)(j)	35,000	2,691
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML:
Class K, 7.9% 11/15/26 (f)	750	804
Class L, 7.9% 11/15/26 (f)	600	562
Salomon Brothers Mortgage Securities VII, Inc. Series 2000-C3 Class A2, 6.592% 12/18/33	4,220	4,774
Structured Asset Securities Corp. Series 1996-CFL:
Class E, 7.75% 2/25/28	1,027	1,033
Class H, 7.75% 2/25/28 (f)	1,000	1,066
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (f)	11,530	12,809
Series 1:
Class D2, 6.992% 11/15/07 (f)	11,380	12,433
Class E2, 7.224% 11/15/07 (f)	6,760	7,294
Trizechahn Office Properties Trust 7.253% 3/15/13 (f)	2,520	2,645
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $243,081)		253,093
Foreign Government and Government Agency Obligations - 0.4%

Chilean Republic:
5.5% 1/15/13	7,735	7,785
5.625% 7/23/07	7,735	8,218
7.125% 1/11/12	4,410	4,964
United Mexican States:
6.375% 1/16/13	6,840	6,840
8% 9/24/22	5,900	6,174
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $32,167)		33,981
Supranational Obligations - 0.0%
	Principal Amount (000s)	Value (Note 1) (000s)
Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $3,814)	$ 3,855	$ 3,975
Floating Rate Loans - 0.2%

FINANCIALS - 0.2%
Diversified Financials - 0.2%
Nextel Finance Co.:
Tranche B term loan 4.75% 6/30/08 (i)	7,562	7,354
Tranche C term loan 5% 12/31/08 (i)	7,562	7,354
		14,708
INFORMATION TECHNOLOGY - 0.0%
Semiconductor Equipment & Products - 0.0%
Semiconductor Components Industries LLC:
Tranche B term loan 5.875% 8/4/06 (g)(i)	1,470	1,367
Tranche C term loan 5.875% 8/4/07 (g)(i)	1,580	1,469
		2,836
TOTAL FLOATING RATE LOANS (Cost $16,679)		17,544
Money Market Funds - 18.9%
	Shares
Fidelity Cash Central Fund, 1.37% (b)	1,415,964,622	1,415,965
Fidelity Money Market Central Fund, 1.38% (b)	425,013,442	425,013
Fidelity Securities Lending Cash Central Fund, 1.33% (b)	1,268,250	1,268
TOTAL MONEY MARKET FUNDS (Cost $1,842,246)		1,842,246
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.37%, dated 3/31/03 due 4/1/03) (Cost $4,282)	$ 4,282	$ 4,282
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $10,811,014)		10,288,994
NET OTHER ASSETS - (5.7)%		(556,439)
NET ASSETS - 100%		$ 9,732,555
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.40775% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2006	$ 45,000	$ (75)
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $442,415,000 or 4.5% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 8/8/02	$ 6,618
Other Information
The composition of credit quality ratings as a percentage of net assets, is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	14.4%
AAA, AA, A	6.6%
BBB	5.3%
BB	4.4%
B	6.3%
CCC, CC, C	1.9%
Not Rated	0.4%
Equities	47.4%
Short-Term and Net Other Assets	13.3%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $17,544,000 or 0.2% of net assets.

Purchases and sales of securities, other than short-term securities, aggregated $6,281,191,000 and $6,940,902,000, respectively, of which long-term U.S. government and government agency obligations aggregated $3,784,692,000 and $4,023,054,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $195,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,200,000 or 0.1% of net assets.

Income Tax Information
At September 30, 2002, the fund had a capital loss carryforward of approximately $174,079,000 of which $74,769,000 and $99,310,000 will expire on September 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2003 approximately $262,280,000 of losses recognized during the period November 1, 2001 to September 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		March 31, 2003

Assets
Investment in securities, at value (including securities loaned of $1,172 and repurchase agreements of $4,282) (cost $10,811,014) - See accompanying schedule		$ 10,288,994
Commitment to sell securities on a delayed delivery basis	$ (40,825)
Receivable for securities sold on a delayed delivery basis	40,969	144
Cash		483
Receivable for investments sold Regular delivery		46,895
Delayed delivery		33,891
Receivable for fund shares sold		5,136
Dividends receivable		7,048
Interest receivable		51,718
Other receivables		39
Total assets		10,434,348

Liabilities
Payable for investments purchased Regular delivery	$ 18,751
Delayed delivery	654,929
Payable for fund shares redeemed	20,656
Unrealized loss on swap agreements	75
Accrued management fee	4,350
Other payables and accrued expenses	1,764
Collateral on securities loaned, at value	1,268
Total liabilities		701,793

Net Assets		$ 9,732,555
Net Assets consist of:
Paid in capital		$ 10,868,320
Undistributed net investment income		20,602
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(634,550)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(521,817)
Net Assets, for 717,525 shares outstanding		$ 9,732,555
Net Asset Value, offering price and redemption price per share ($9,732,555 ÷ 717,525 shares)		$ 13.56

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended March 31, 2003

Investment Income
Dividends		$ 45,267
Interest		158,472
Security lending		4
Total income		203,743

Expenses
Management fee	$ 26,716
Transfer agent fees	10,630
Accounting and security lending fees	463
Non-interested trustees' compensation	19
Depreciation in deferred trustee compensation	(13)
Custodian fees and expenses	109
Registration fees	24
Audit	30
Legal	32
Miscellaneous	59
Total expenses before reductions	38,069
Expense reductions	(712)	37,357
Net investment income (loss)		166,386
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(219,078)
Foreign currency transactions	(1)
Futures contracts	7,886
Total net realized gain (loss)		(211,193)
Change in net unrealized appreciation (depreciation) on: Investment securities	587,500
Assets and liabilities in foreign currencies	(2)
Futures contracts	43,968
Swap agreements	(75)
Delayed delivery commitments	144
Total change in net unrealized appreciation (depreciation)		631,535
Net gain (loss)		420,342
Net increase (decrease) in net assets resulting from operations		$ 586,728

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2003	Year ended September 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 166,386	$ 372,120
Net realized gain (loss)	(211,193)	(254,462)
Change in net unrealized appreciation (depreciation)	631,535	(963,092)
Net increase (decrease) in net assets resulting from operations	586,728	(845,434)
Distributions to shareholders from net investment income	(173,445)	(438,059)
Share transactions Net proceeds from sales of shares	526,226	1,185,428
Reinvestment of distributions	168,331	425,057
Cost of shares redeemed	(969,441)	(1,909,817)
Net increase (decrease) in net assets resulting from share transactions	(274,884)	(299,332)
Total increase (decrease) in net assets	138,399	(1,582,825)

Net Assets
Beginning of period	9,594,156	11,176,981
End of period (including undistributed net investment income of $20,602 and undistributed net investment income of $27,660, respectively)	$ 9,732,555	$ 9,594,156
Other Information Shares
Sold	38,226	79,835
Issued in reinvestment of distributions	12,267	28,192
Redeemed	(70,564)	(129,948)
Net increase (decrease)	(20,071)	(21,921)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended March 31,	Years ended September 30,
	2003	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 13.01	$ 14.72	$ 19.11	$ 17.28	$ 18.24	$ 19.01
Income from Investment Operations
Net investment income (loss) D	.23	.49 F	.59	.61	.54	.61
Net realized and unrealized gain (loss)	.56	(1.62)F	(3.03)	2.53	2.23	.37
Total from investment operations	.79	(1.13)	(2.44)	3.14	2.77	.98
Distributions from net investment income	(.24)	(.58)	(.61)	(.58)	(.56)	(.64)
Distributions from net realized gain	-	-	(1.34)	(.73)	(3.17)	(1.11)
Total distributions	(.24)	(.58)	(1.95)	(1.31)	(3.73)	(1.75)
Net asset value, end of period	$ 13.56	$ 13.01	$ 14.72	$ 19.11	$ 17.28	$ 18.24
Total ReturnB,C	6.06%	(8.17)%	(13.63)%	18.73%	16.12%	5.34%
Ratios to Average Net AssetsE
Expenses before expense reductions	.76% A	.75%	.73%	.73%	.75%	.76%
Expenses net of voluntary waivers, if any	.76% A	.75%	.73%	.73%	.75%	.76%
Expenses net of all reductions	.75% A	.73%	.71%	.71%	.73%	.74%
Net investment income (loss)	3.33% A	3.31% F	3.51%	3.32%	3.01%	3.19%
Supplemental Data
Net assets, end of period (in millions)	$ 9,733	$ 9,594	$ 11,177	$ 13,570	$ 12,223	$ 11,576
Portfolio turnover rate	141% A	129%	133%	109%	104%	136%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Asset Manager (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds and are marked-to-market accordingly. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

are primarily due to futures transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 533,928	|
Unrealized depreciation	(1,080,143)
Net unrealized appreciation (depreciation)	$ (546,215)
Cost for federal income tax purposes	$ 10,835,209

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows based periodically on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Semiannual Report

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous repurchase of similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to interest income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to interest income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .53% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $10,646 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $654 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $6 and $52, respectively.

Semiannual Report

Independent Auditors' Report

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Asset Manager:

We have audited the accompanying statement of assets and liabilities of Fidelity Asset Manager (the Fund), a fund of Fidelity Charles Street Trust, including the portfolio of investments, as of March 31, 2003, and the related statement of operations for the six months, the statement of changes in net assets for the six months then ended and the year ended September 30, 2002, and the financial highlights for the six months then ended and the five years ended September 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager as of March 31, 2003, and the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and the year ended September 30, 2002, and its financial highlights for the six months then ended and the five years ended September 30, 2002, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 6, 2003

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager: Aggressive®

Asset Manager: Growth®

Asset Manager: Income®

Fidelity Freedom Funds® -
Income, 2000, 2010, 2020, 2030, 2040

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FAA-SANN-0503 344409
1.702314.105